[
                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04986
                                   ---------

                      Franklin Investors Securities Trust
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906 (Address of
              principal executive offices) (Zip code)

         Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period:  7/31/08
                           -------



Item 1. Schedule of Investments.

Franklin Investors Securities Trust

QUARTERLY STATEMENTS OF INVESTMENTS
JULY 31, 2008

CONTENTS

Franklin Adjustable U.S. Government Securities Fund ......................    3
Franklin Balanced Fund ...................................................   10
Franklin Convertible Securities Fund .....................................   15
Franklin Equity Income Fund ..............................................   18
Franklin Floating Rate Daily Access Fund .................................   21
Franklin Limited Maturity U.S. Government Securities Fund ................   32
Franklin Low Duration Total Return Fund ..................................   35
Franklin Real Return Fund ................................................   41
Franklin Total Return Fund ...............................................   46
Notes to Statements of Investments .......................................   64

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - Templeton - Mutual Series


                     Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

                                                                                             PRINCIPAL
       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                    AMOUNT              VALUE
       -------------------------------------------------------------------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES 82.1%
   (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 13.2%
       FHLMC, 4.203%, 1/01/34 ........................................................   $       3,681,815   $     3,724,186
       FHLMC, 4.928%, 10/01/33 .......................................................             986,976           993,808
       FHLMC, 5.036%, 7/01/27 ........................................................             377,428           381,041
       FHLMC, 5.24%, 3/01/19 .........................................................              47,517            48,061
       FHLMC, 5.414%, 4/01/30 ........................................................             328,864           333,760
       FHLMC, 5.474%, 7/01/29 ........................................................              89,873            91,829
       FHLMC, 5.512%, 3/01/18 ........................................................             164,926           166,471
       FHLMC, 5.569%, 10/01/29 .......................................................             142,967           145,398
       FHLMC, 5.643%, 5/01/20 ........................................................           1,235,415         1,252,315
       FHLMC, 5.669%, 9/01/32 ........................................................             931,429           949,386
       FHLMC, 5.704%, 8/01/32 ........................................................             352,174           358,662
       FHLMC, 5.75%, 12/01/19 ........................................................           1,694,932         1,727,644
       FHLMC, 5.778%, 2/01/37 ........................................................           6,037,655         6,137,729
       FHLMC, 5.83%, 3/01/32 .........................................................           1,128,712         1,141,936
       FHLMC, 5.844%, 5/01/32 ........................................................             296,636           297,105
       FHLMC, 5.875%, 11/01/16 .......................................................             374,817           379,884
       FHLMC, 5.921%, 6/01/29 ........................................................           2,833,331         2,890,182
       FHLMC, 5.938%, 7/01/18 ........................................................             195,752           198,194
       FHLMC, 5.939%, 2/01/33 ........................................................             149,109           150,775
       FHLMC, 5.955%, 2/01/19 ........................................................             142,467           144,529
       FHLMC, 5.981%, 11/01/29 .......................................................           2,972,389         3,075,462
       FHLMC, 5.988%, 4/01/19 ........................................................             702,258           709,597
       FHLMC, 6.003%, 4/01/25 ........................................................           1,159,195         1,171,447
       FHLMC, 6.013%, 4/01/29 ........................................................           1,268,926         1,280,746
       FHLMC, 6.014%, 10/01/24 .......................................................           1,094,644         1,104,598
       FHLMC, 6.079%, 9/01/18 ........................................................             776,115           784,289
       FHLMC, 6.105%, 8/01/30 ........................................................             167,185           170,662
       FHLMC, 6.11%, 8/01/32 .........................................................           2,202,928         2,241,797
       FHLMC, 6.15%, 5/01/32 .........................................................             533,286           541,886
       FHLMC, 6.194%, 5/01/25 ........................................................             296,202           300,311
       FHLMC, 6.228%, 9/01/36 ........................................................           3,656,066         3,756,693
       FHLMC, 6.248%, 10/01/31 .......................................................           2,414,793         2,467,497
       FHLMC, 6.257%, 9/01/19 ........................................................             375,192           379,638
       FHLMC, 6.268%, 11/01/25 .......................................................           3,917,641         3,938,452
       FHLMC, 6.272%, 8/01/27 ........................................................             954,638           974,447
       FHLMC, 6.287%, 9/01/34 ........................................................           2,246,436         2,289,661
       FHLMC, 6.324%, 8/01/30 ........................................................           2,507,061         2,537,027
       FHLMC, 6.346%, 4/01/18 ........................................................             731,015           738,982
       FHLMC, 6.358%, 11/01/35 .......................................................             453,697           466,453
       FHLMC, 6.366%, 1/01/23 ........................................................           3,490,011         3,583,245
       FHLMC, 6.367%, 1/01/23 ........................................................             389,471           396,689
       FHLMC, 6.389%, 3/01/32 ........................................................             278,830           281,419
       FHLMC, 6.393%, 6/01/26 ........................................................             411,666           416,730
       FHLMC, 6.401%, 12/01/16 .......................................................             243,874           246,630
       FHLMC, 6.416%, 11/01/31 .......................................................           1,694,879         1,714,122
       FHLMC, 6.453%, 6/01/26 ........................................................           2,885,299         2,931,853
       FHLMC, 6.473%, 4/01/25 - 5/01/26 ..............................................           1,484,605         1,519,233
       FHLMC, 6.474%, 12/01/30 .......................................................           1,139,231         1,161,570
       FHLMC, 6.49%, 3/01/33 .........................................................              50,665            51,554


                     Quarterly Statements of Investments | 3

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                    AMOUNT              VALUE
       -------------------------------------------------------------------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE (CONTINUED)
       FHLMC, 6.688%, 11/01/29 .......................................................   $         698,197   $       714,821
       FHLMC, 6.725%, 12/01/27 .......................................................              52,504            54,085
       FHLMC, 6.729%, 10/01/25 .......................................................             453,969           458,135
       FHLMC, 6.77%, 12/01/21 ........................................................              41,039            42,856
       FHLMC, 7.175%, 10/01/18 .......................................................              30,385            30,736
       FHLMC, 7.177%, 7/01/20 ........................................................             101,611           103,177
       FHLMC, 7.23%, 9/01/31 .........................................................             151,039           152,039
       FHLMC, 7.25%, 9/01/31 .........................................................             295,677           296,702
       FHLMC, 7.283%, 8/01/31 ........................................................             102,166           103,969
       FHLMC, 7.585%, 12/01/28 .......................................................             333,433           340,053
                                                                                                             ---------------
                                                                                                                  65,042,158
                                                                                                             ---------------
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 63.3%
       FNMA, 2.94%, 9/01/16 ..........................................................              24,228            23,185
       FNMA, 3.094%, 8/01/16 .........................................................             141,064           136,283
       FNMA, 3.796%, 6/01/33 .........................................................           1,917,360         1,949,484
       FNMA, 4.168%, 1/01/29 .........................................................           3,485,777         3,469,805
       FNMA, 4.203%, 1/01/18 .........................................................           6,847,539         6,812,506
       FNMA, 4.263%, 10/01/33 ........................................................              79,815            80,902
       FNMA, 4.283%, 12/01/33 ........................................................              14,082            14,188
       FNMA, 4.333%, 2/01/34 .........................................................           5,366,962         5,417,942
       FNMA, 4.361%, 9/01/18 - 3/01/35 ...............................................          10,415,049        10,430,133
       FNMA, 4.361%, 8/01/33 .........................................................           6,852,668         6,857,229
       FNMA, 4.366%, 9/01/32 .........................................................             515,652           515,639
       FNMA, 4.372%, 8/01/26 .........................................................             125,693           125,616
       FNMA, 4.397%, 1/01/35 .........................................................             669,609           666,532
       FNMA, 4.40%, 6/01/20 ..........................................................           1,252,815         1,257,441
       FNMA, 4.456%, 1/01/35 .........................................................          24,115,657        24,053,916
       FNMA, 4.50%, 3/01/34 ..........................................................           1,345,624         1,361,733
       FNMA, 4.502%, 7/01/35 .........................................................              80,933            81,281
       FNMA, 4.505%, 4/01/33 .........................................................             121,461           123,518
       FNMA, 4.526%, 8/01/33 .........................................................           1,413,281         1,420,502
       FNMA, 4.53%, 5/01/18 - 3/01/33 ................................................           7,065,689         7,093,790
       FNMA, 4.533%, 6/01/33 .........................................................             204,074           205,407
       FNMA, 4.559%, 5/01/36 .........................................................           1,714,259         1,715,018
       FNMA, 4.57%, 7/01/24 ..........................................................             916,827           915,967
       FNMA, 4.577%, 4/01/34 .........................................................           2,905,316         2,913,149
       FNMA, 4.579%, 6/01/33 .........................................................              58,245            58,303
       FNMA, 4.589%, 5/01/36 .........................................................           2,876,494         2,877,814
       FNMA, 4.61%, 2/01/34 ..........................................................           7,346,045         7,340,498
       FNMA, 4.685%, 9/01/34 .........................................................             259,855           263,309
       FNMA, 4.743%, 10/01/34 ........................................................           1,005,544         1,004,249
       FNMA, 4.749%, 9/01/35 .........................................................           1,699,941         1,694,196
       FNMA, 4.761%, 11/01/32 ........................................................           2,285,576         2,313,957
       FNMA, 4.784%, 7/01/33 .........................................................           4,138,216         4,132,989
       FNMA, 4.82%, 7/01/32 ..........................................................             122,890           125,406
       FNMA, 4.859%, 9/01/34 .........................................................             169,398           171,987
       FNMA, 4.867%, 5/01/32 .........................................................             408,084           409,833
       FNMA, 4.873%, 8/01/34 .........................................................             136,154           139,348


                    4 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                    AMOUNT              VALUE
       -------------------------------------------------------------------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 4.886%, 4/01/33 .........................................................   $         172,657   $       175,389
       FNMA, 4.909%, 4/01/35 .........................................................             711,448           709,452
       FNMA, 4.922%, 1/01/19 .........................................................           1,518,517         1,515,282
       FNMA, 4.93%, 8/01/34 ..........................................................             164,297           169,515
       FNMA, 4.972%, 7/01/34 .........................................................              83,628            85,017
       FNMA, 4.981%, 4/01/32 .........................................................             524,382           523,053
       FNMA, 4.997%, 6/01/32 .........................................................             542,311           553,390
       FNMA, 5.01%, 1/01/38 ..........................................................          39,506,933        39,924,792
       FNMA, 5.02%, 2/01/34 ..........................................................             103,101           103,927
       FNMA, 5.035%, 5/01/19 .........................................................             750,883           746,462
       FNMA, 5.048%, 6/01/31 .........................................................             427,536           437,981
       FNMA, 5.049%, 7/01/31 .........................................................              22,249            22,821
       FNMA, 5.054%, 12/01/34 ........................................................           8,243,761         8,566,261
       FNMA, 5.055%, 12/01/35 ........................................................           4,455,939         4,509,171
       FNMA, 5.065%, 3/01/22 .........................................................               1,268             1,282
       FNMA, 5.075%, 3/01/35 .........................................................           4,719,475         4,769,749
       FNMA, 5.107%, 3/01/18 .........................................................             132,482           132,853
       FNMA, 5.11%, 4/01/34 ..........................................................           5,618,167         5,613,600
       FNMA, 5.112%, 7/01/34 .........................................................             824,119           832,277
       FNMA, 5.128%, 10/01/32 ........................................................             133,022           133,461
       FNMA, 5.155%, 6/01/31 .........................................................             522,845           533,968
       FNMA, 5.157%, 10/01/28 ........................................................             114,913           114,213
       FNMA, 5.162%, 2/01/36 .........................................................           1,781,783         1,779,408
       FNMA, 5.17%, 3/01/36 ..........................................................             280,448           288,587
       FNMA, 5.18%, 4/01/22 ..........................................................             976,319           970,684
       FNMA, 5.188%, 8/01/35 .........................................................           9,388,288         9,474,488
       FNMA, 5.199%, 4/01/32 .........................................................             539,012           553,259
       FNMA, 5.202%, 5/01/35 .........................................................             485,435           492,427
       FNMA, 5.215%, 5/01/31 .........................................................             115,400           117,418
       FNMA, 5.217%, 1/01/19 .........................................................             381,631           384,130
       FNMA, 5.222%, 3/01/19 .........................................................           2,353,379         2,339,825
       FNMA, 5.229%, 1/01/31 .........................................................             299,886           303,960
       FNMA, 5.25%, 10/01/30 .........................................................             259,816           262,270
       FNMA, 5.255%, 9/01/33 .........................................................             585,724           586,746
       FNMA, 5.259%, 12/01/20 - 2/01/33 ..............................................             382,084           389,534
       FNMA, 5.271%, 8/01/21 .........................................................           1,840,033         1,820,417
       FNMA, 5.274%, 1/01/16 .........................................................             642,099           644,118
       FNMA, 5.30%, 3/01/20 ..........................................................           2,016,009         2,023,636
       FNMA, 5.305%, 12/01/34 ........................................................             266,116           273,806
       FNMA, 5.306%, 3/01/36 .........................................................             768,682           778,843
       FNMA, 5.321%, 5/01/29 .........................................................             144,490           146,547
       FNMA, 5.336%, 5/01/32 .........................................................             639,119           649,627
       FNMA, 5.34%, 3/01/32 - 5/01/32 ................................................             791,309           803,770
       FNMA, 5.345%, 3/01/28 .........................................................              93,668            94,749
       FNMA, 5.355%, 3/01/19 .........................................................             140,415           142,577
       FNMA, 5.374%, 6/01/19 .........................................................              97,415            98,261
       FNMA, 5.415%, 3/01/32 .........................................................           1,309,660         1,339,568
       FNMA, 5.452%, 1/01/25 .........................................................           1,868,845         1,876,975
       FNMA, 5.458%, 1/01/19 .........................................................             804,115           801,677


                     Quarterly Statements of Investments | 5

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                    AMOUNT              VALUE
       -------------------------------------------------------------------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 5.472%, 4/01/18 .........................................................   $         140,581   $       144,256
       FNMA, 5.48%, 9/01/39 ..........................................................             639,045           651,525
       FNMA, 5.491%, 10/01/37 ........................................................           8,315,202         8,420,929
       FNMA, 5.498%, 6/01/32 .........................................................             367,604           380,090
       FNMA, 5.507%, 8/01/35 .........................................................           5,474,175         5,476,710
       FNMA, 5.513%, 7/01/33 .........................................................             657,551           665,146
       FNMA, 5.534%, 1/01/32 .........................................................           1,244,476         1,275,090
       FNMA, 5.538%, 5/01/19 .........................................................             255,324           256,415
       FNMA, 5.549%, 1/01/34 .........................................................             644,803           651,499
       FNMA, 5.563%, 5/01/29 .........................................................             218,048           220,489
       FNMA, 5.60%, 10/01/32 .........................................................             811,393           823,518
       FNMA, 5.603%, 5/01/21 .........................................................             682,669           692,363
       FNMA, 5.623%, 4/01/19 .........................................................             719,834           717,645
       FNMA, 5.645%, 11/01/31 ........................................................             301,628           302,782
       FNMA, 5.647%, 1/01/29 .........................................................             524,950           532,771
       FNMA, 5.68%, 3/01/20 ..........................................................             118,811           120,154
       FNMA, 5.685%, 1/01/37 .........................................................           2,116,882         2,126,437
       FNMA, 5.72%, 5/01/19 ..........................................................             254,543           256,826
       FNMA, 5.737%, 6/01/19 .........................................................             299,654           301,777
       FNMA, 5.741%, 12/01/20 ........................................................             294,949           297,165
       FNMA, 5.747%, 5/01/25 .........................................................             905,554           915,571
       FNMA, 5.75%, 11/01/17 .........................................................           1,635,510         1,640,093
       FNMA, 5.757%, 2/01/31 .........................................................             147,383           149,898
       FNMA, 5.779%, 12/01/32 ........................................................             755,470           770,246
       FNMA, 5.783%, 4/01/27 .........................................................           2,596,997         2,687,223
       FNMA, 5.784%, 10/01/22 ........................................................             480,562           483,602
       FNMA, 5.786%, 6/01/27 .........................................................             401,957           406,447
       FNMA, 5.796%, 7/01/26 .........................................................             741,578           751,776
       FNMA, 5.813%, 6/01/35 .........................................................             290,267           296,462
       FNMA, 5.826%, 2/01/16 .........................................................             298,633           300,375
       FNMA, 5.836%, 6/01/19 .........................................................             270,103           272,227
       FNMA, 5.84%, 12/01/33 .........................................................              84,711            85,970
       FNMA, 5.845%, 11/01/34 ........................................................             251,530           256,932
       FNMA, 5.866%, 5/01/36 .........................................................           7,772,580         7,902,977
       FNMA, 5.87%, 9/01/22 ..........................................................             913,150           924,256
       FNMA, 5.875%, 1/01/17 .........................................................             565,684           572,033
       FNMA, 5.881%, 3/01/19 .........................................................             271,089           272,976
       FNMA, 5.905%, 6/01/29 .........................................................             682,694           700,374
       FNMA, 5.912%, 6/01/19 .........................................................             243,435           243,988
       FNMA, 5.934%, 1/01/35 .........................................................             320,271           325,632
       FNMA, 5.944%, 4/01/19 .........................................................             575,710           582,869
       FNMA, 5.945%, 12/01/24 ........................................................             500,066           514,743
       FNMA, 5.947%, 10/01/14 - 1/01/35 ..............................................             287,870           292,950
       FNMA, 5.955%, 10/01/24 ........................................................           5,424,918         5,581,795
       FNMA, 5.962%, 9/01/15 .........................................................             471,524           475,565
       FNMA, 5.982%, 5/01/27 .........................................................           1,306,487         1,341,388
       FNMA, 6.00%, 11/01/30 .........................................................           4,336,261         4,481,797
       FNMA, 6.011%, 6/01/19 .........................................................             190,821           192,349


                    6 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                            PRINCIPAL
       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                    AMOUNT              VALUE
       -------------------------------------------------------------------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 6.022%, 8/01/28 .........................................................   $       1,312,821   $     1,341,460
       FNMA, 6.05%, 5/01/21 - 2/01/32 ................................................             922,103           936,957
       FNMA, 6.056%, 12/01/17 ........................................................              96,909            97,364
       FNMA, 6.057%, 3/01/33 .........................................................              79,820            80,140
       FNMA, 6.074%, 2/01/19 .........................................................             262,405           265,120
       FNMA, 6.10%, 4/01/31 ..........................................................           1,233,161         1,248,651
       FNMA, 6.115%, 2/01/25 .........................................................             728,166           744,473
       FNMA, 6.116%, 1/01/19 - 3/01/20 ...............................................             403,970           409,472
       FNMA, 6.123%, 11/01/26 ........................................................              81,604            83,675
       FNMA, 6.125%, 2/01/33 .........................................................             121,758           124,298
       FNMA, 6.14%, 12/01/19 .........................................................             585,010           593,032
       FNMA, 6.152%, 8/01/34 .........................................................             174,769           177,948
       FNMA, 6.162%, 8/01/36 .........................................................          20,767,895        21,211,726
       FNMA, 6.182%, 5/01/25 .........................................................             607,841           623,584
       FNMA, 6.243%, 9/01/36 .........................................................           5,262,902         5,370,441
       FNMA, 6.244%, 11/01/33 ........................................................             446,770           451,205
       FNMA, 6.25%, 12/01/19 .........................................................             255,891           256,303
       FNMA, 6.252%, 6/01/36 .........................................................             198,901           198,474
       FNMA, 6.268%, 12/01/32 ........................................................           1,350,864         1,373,586
       FNMA, 6.271%, 2/01/30 .........................................................             218,439           222,929
       FNMA, 6.277%, 2/01/18 .........................................................             173,329           174,902
       FNMA, 6.282%, 7/01/34 .........................................................             329,451           334,221
       FNMA, 6.295%, 11/01/31 ........................................................             172,716           173,861
       FNMA, 6.298%, 7/01/17 .........................................................             793,720           789,530
       FNMA, 6.307%, 1/01/37 .........................................................           1,011,964         1,013,965
       FNMA, 6.324%, 2/01/33 .........................................................             369,204           376,932
       FNMA, 6.345%, 12/01/33 ........................................................             604,556           610,929
       FNMA, 6.348%, 12/01/27 ........................................................             732,286           741,577
       FNMA, 6.366%, 11/01/18 ........................................................              95,870            97,610
       FNMA, 6.395%, 3/01/21 .........................................................             100,868           101,175
       FNMA, 6.407%, 11/01/36 ........................................................             549,032           552,815
       FNMA, 6.431%, 11/01/20 ........................................................             158,987           160,923
       FNMA, 6.448%, 3/01/33 .........................................................           1,613,660         1,629,382
       FNMA, 6.469%, 2/01/29 .........................................................             240,882           245,540
       FNMA, 6.487%, 1/01/31 .........................................................             786,509           806,653
       FNMA, 6.504%, 8/01/22 - 4/01/30 ...............................................             568,852           577,378
       FNMA, 6.51%, 3/01/34 ..........................................................              81,012            81,263
       FNMA, 6.52%, 3/01/32 ..........................................................             165,335           167,006
       FNMA, 6.553%, 10/01/19 ........................................................             359,162           365,799
       FNMA, 6.626%, 9/01/32 .........................................................             654,220           658,524
       FNMA, 6.633%, 11/01/27 ........................................................              74,578            75,479
       FNMA, 6.644%, 6/01/17 .........................................................               4,415             4,464
       FNMA, 6.65%, 9/01/32 ..........................................................             540,719           545,910
       FNMA, 6.681%, 3/01/26 .........................................................             749,247           773,860
       FNMA, 6.683%, 9/01/32 .........................................................           1,369,084         1,389,965
       FNMA, 6.699%, 12/01/18 ........................................................             216,778           218,052
       FNMA, 6.709%, 6/01/28 .........................................................           2,052,767         2,120,370
       FNMA, 6.719%, 7/01/24 .........................................................             271,664           281,803
       FNMA, 6.727%, 1/01/26 .........................................................             577,783           586,989


                    Quarterly Statements of Investments | 7

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                     AMOUNT             VALUE
       -------------------------------------------------------------------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE (CONTINUED)
       FNMA, 6.811%, 5/01/28 .........................................................   $         454,575   $       463,434
       FNMA, 6.814%, 10/01/31 ........................................................             221,808           223,808
       FNMA, 6.835%, 10/01/17 ........................................................             200,575           208,261
       FNMA, 6.938%, 11/01/17 ........................................................             446,085           451,711
       FNMA, 6.95%, 12/01/17 .........................................................             140,879           143,467
       FNMA, 6.989%, 2/01/20 .........................................................             481,487           486,217
       FNMA, 7.116%, 9/01/29 .........................................................             273,099           276,871
       FNMA, 7.135%, 8/01/29 .........................................................             163,236           162,939
       FNMA, 7.155%, 11/01/31 ........................................................              78,731            79,790
       FNMA, 7.159%, 9/01/31 .........................................................             174,827           178,684
       FNMA, 7.18%, 8/01/31 ..........................................................             193,148           192,898
       FNMA, 7.31%, 8/01/32 ..........................................................              58,384            59,766
       FNMA, 7.348%, 9/01/29 .........................................................             146,695           147,380
       FNMA, 7.439%, 1/01/29 .........................................................             342,604           346,129
       FNMA, 7.598%, 9/01/25 .........................................................             359,935           368,320
       FNMA, 7.697%, 3/01/25 .........................................................             139,693           146,129
                                                                                                             ---------------
                                                                                                                 310,923,898
                                                                                                             ---------------
   (a) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) ADJUSTABLE RATE 5.6%
       GNMA, 5.125%, 10/20/23 - 10/20/26 .............................................           7,997,193         8,050,874
       GNMA, 5.375%, 4/20/22 - 6/20/31 ...............................................          11,934,210        12,051,783
       GNMA, 5.625%, 7/20/21 - 9/20/31 ...............................................           7,106,263         7,191,320
                                                                                                             ---------------
                                                                                                                  27,293,977
                                                                                                             ---------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $405,645,590) ..........................                           403,260,033
                                                                                                             ---------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES
          (COST $57,327) 0.0%(b)
       FINANCE 0.0%(b)
   (a) Travelers Mortgage Services Inc., 1998-5A, A, FRN,6.61%, 12/25/18 .............              56,359            50,723
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $405,702,917) ...........                           403,310,756
                                                                                                             ---------------
       SHORT TERM INVESTMENTS 17.5%
       U.S. GOVERNMENT AND AGENCY SECURITY (COST $57,920,492) 11.8%
   (c) FHLB, 8/21/08 .................................................................          58,000,000        57,933,474
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND AND REPURCHASE AGREEMENT
          (COST $463,623,409) ........................................................                           461,244,230
                                                                                                             ---------------

                                                                                               SHARES
                                                                                         -----------------
       MONEY MARKET FUND (COST $24,532,568) 5.0%
   (d) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.20% ..........          24,532,568        24,532,568
                                                                                                             ---------------


                     8 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND                                     AMOUNT             VALUE
       -------------------------------------------------------------------------------   -----------------   ---------------
       SHORT TERM INVESTMENTS (CONTINUED)
       REPURCHASE AGREEMENT (COST $3,194,188) 0.7%
   (e) Joint Repurchase Agreement, 2.09%, 8/01/08 (Maturity Value $3,194,374) ........   $       3,194,188   $     3,194,188
          ABN AMRO Bank NV, New York Branch (Maturity Value $269,669)
          Banc of America Securities LLC (Maturity Value $269,669)
          Barclays Capital Inc. (Maturity Value $269,669)
          BNP Paribas Securities Corp. (Maturity Value $269,669)
          Credit Suisse Securities (USA) LLC (Maturity Value $269,669)
          Deutsche Bank Securities Inc. (Maturity Value $269,669)
          Dresdner Kleinwort Securities LLC (Maturity Value $269,669)
          Goldman, Sachs & Co. (Maturity Value $269,669)
          Lehman Brothers Inc. (Maturity Value $228,015)
          Merrill Lynch Government Securities Inc. (Maturity Value $269,669)
          Morgan Stanley & Co. Inc. (Maturity Value $269,669)
          UBS Securities LLC (Maturity Value $269,669)
             Collateralized by U.S. Government Agency Securities, 2.375%-6.25%,
             8/04/08-5/06/13;
   (c)          U.S. Government Agency Discount Notes, 12/08/08-5/29/09; (c) U.S.
                   Treasury Bill, 12/11/08; and U.S. Treasury Notes, 3.375%-4.625%,
                   5/15/09-6/30/13
                                                                                                             ---------------
       TOTAL SHORT TERM INVESTMENTS (COST $85,647,248) ...............................                            85,660,230
                                                                                                             ---------------
       TOTAL INVESTMENTS (COST $491,350,165) 99.6% ...................................                           488,970,986
       OTHER ASSETS, LESS LIABILITIES 0.4% ...........................................                             1,807,409
                                                                                                             ---------------
       NET ASSETS 100.0% .............................................................                       $   490,778,395
                                                                                                             ===============

See Selected Portfolio Abbreviations on page 63.

(a)  The coupon rate shown represents the rate at period end.

(b)  Rounds to less than 0.1% of net assets.

(c)  The security is traded on a discount basis with no stated coupon rate.

(d) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(e) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2008, all repurchase agreements had been entered into on that date.

                     See Notes to Statements of Investments.


                     Quarterly Statements of Investments | 9

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

       FRANKLIN BALANCED FUND                                            COUNTRY             SHARES                VALUE
       --------------------------------------------------------   --------------------   -------------       ---------------
       COMMON STOCKS 36.7%
       CONSUMER DISCRETIONARY 1.6%
       Best Buy Co. Inc. ......................................       United States             13,000       $       516,360
   (a) Target Corp. ...........................................       United States             10,000               452,300
                                                                                                             ---------------
                                                                                                                     968,660
                                                                                                             ---------------
       CONSUMER STAPLES 1.9%
       Diageo PLC, ADR ........................................      United Kingdom             12,600               886,788
       The Procter & Gamble Co. ...............................      United States               4,000               261,920
                                                                                                             ---------------
                                                                                                                   1,148,708
                                                                                                             ---------------
       ENERGY 5.1%
       Chevron Corp. ..........................................      United States               3,600               304,416
       ConocoPhillips .........................................      United States               6,000               489,720
   (a) Halliburton Co. ........................................      United States              20,000               896,400
   (b) Petroplus Holdings AG ..................................       Switzerland               25,000             1,015,178
       Valero Energy Corp. ....................................      United States              10,000               334,100
                                                                                                             ---------------
                                                                                                                   3,039,814
                                                                                                             ---------------
       FINANCIALS 2.1%
       Duke Realty Corp. ......................................      United States              20,000               494,600
       iStar Financial Inc. ...................................      United States              30,000               246,300
       Merrill Lynch & Co. Inc. ...............................      United States              20,000               533,000
                                                                                                             ---------------
                                                                                                                   1,273,900
                                                                                                             ---------------
       HEALTH CARE 6.8%
   (b) Genentech Inc. .........................................      United States               8,000               762,000
       Johnson & Johnson ......................................      United States              20,000             1,369,400
       Merck & Co. Inc. .......................................      United States              20,000               658,000
       Pfizer Inc. ............................................      United States              30,000               560,100
       Roche Holding AG .......................................       Switzerland                4,000               741,886
                                                                                                             ---------------
                                                                                                                   4,091,386
                                                                                                             ---------------
       INDUSTRIALS 6.7%
   (a) 3M Co. .................................................      United States               8,000               563,120
       Avery Dennison Corp. ...................................      United States              15,000               660,150
   (a) Caterpillar Inc. .......................................      United States               8,000               556,160
       General Electric Co. ...................................      United States              44,250             1,251,833
       United Parcel Service Inc., B ..........................      United States               6,000               378,480
       United Technologies Corp. ..............................      United States              10,000               639,800
                                                                                                             ---------------
                                                                                                                   4,049,543
                                                                                                             ---------------
       INFORMATION TECHNOLOGY 7.2%
   (b) Agilent Technologies Inc. ..............................      United States              15,000               540,900
   (b) Cisco Systems Inc. .....................................      United States              30,000               659,700
       Intel Corp. ............................................      United States              60,000             1,331,400
       Maxim Integrated Products Inc. .........................      United States              20,000               392,800
       Microsoft Corp. ........................................      United States              20,000               514,400
   (b) NetApp Inc. ............................................      United States              20,000               511,000
   (a) QUALCOMM Inc. ..........................................      United States               6,800               376,312
                                                                                                             ---------------
                                                                                                                   4,326,512
                                                                                                             ---------------


                    10 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN BALANCED FUND                                            COUNTRY             SHARES               VALUE
       --------------------------------------------------------   --------------------   -------------       ---------------
       COMMON STOCKS (CONTINUED)
       MATERIALS 1.4%
   (a) Alcoa Inc. .............................................      United States              15,000       $       506,250
       The Dow Chemical Co. ...................................      United States              10,000               333,100
                                                                                                             ---------------
                                                                                                                     839,350
                                                                                                             ---------------
       TELECOMMUNICATION SERVICES 1.0%
       AT&T Inc. ..............................................      United States              20,000               616,200
                                                                                                             ---------------
       UTILITIES 2.9%
       Duke Energy Corp. ......................................      United States              30,000               527,400
       PG&E Corp. .............................................      United States              25,000               963,250
       Public Service Enterprise Group Inc. ...................      United States               6,400               267,520
                                                                                                             ---------------
                                                                                                                   1,758,170
                                                                                                             ---------------
       TOTAL COMMON STOCKS (COST $24,425,138) .................                                                   22,112,243
                                                                                                             ---------------
       CONVERTIBLE PREFERRED STOCKS 11.2%
       CONSUMER DISCRETIONARY 1.0%
   (c) The Goldman Sachs Group Inc. into Comcast Corp., 5.00%,
          cvt. pfd., 144A......................................      United States              30,000               609,223
                                                                                                             ---------------
       FINANCIALS 5.2%
       American International Group Inc., 8.50%, cvt. pfd .....      United States              10,000               575,200
       Bank of America Corp., 7.25%, cvt. pfd., L .............      United States                 900               838,800
       Citigroup Inc., 6.50%, cvt. pfd. .......................      United States              10,000               442,400
       Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P .....      United States                 910               591,500
   (b) Lehman Brothers Holdings Inc., 8.75%, cvt. pfd., Q .....      United States               1,000               642,709
                                                                                                             ---------------
                                                                                                                   3,090,609
                                                                                                             ---------------
       HEALTH CARE 2.9%
   (c) Morgan Stanley into Genentech Inc., 5.26%, cvt. pfd.,
          144A ................................................      United States              10,000               781,050
       Schering-Plough Corp., 6.00%, cvt. pfd. ................      United States               5,000               979,813
                                                                                                             ---------------
                                                                                                                   1,760,863
                                                                                                             ---------------
       INFORMATION TECHNOLOGY 2.1%
   (c) Morgan Stanley into Texas Instruments Inc., 7.50%, cvt.
          pfd., 144A ..........................................      United States              50,000             1,249,250
                                                                                                             ---------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $8,037,386) ...                                                    6,709,945
                                                                                                             ---------------
       PREFERRED STOCKS 4.5%
       FINANCIALS 4.5%
       Fannie Mae, 6.75%, pfd. ................................      United States              20,000               291,600
       Fannie Mae, 7.625%, pfd., R ............................      United States              20,000               341,800
       Fannie Mae, 8.25%, pfd. ................................      United States              25,000               419,750
       Freddie Mac, 8.375%, pfd. ..............................      United States              30,200               511,890
       JPMorgan Chase & Co., 7.90%, pfd., 1, junior sub.
          note ................................................      United States               1,200             1,113,283
                                                                                                             ---------------
       TOTAL PREFERRED STOCKS (COST $3,580,981) ...............                                                    2,678,323
                                                                                                             ---------------


                    Quarterly Statements of Investments | 11

Franklin Investors Securities Trust

                                                                                           PRINCIPAL
       FRANKLIN BALANCED FUND                                            COUNTRY           AMOUNT(d)              VALUE
       --------------------------------------------------------   --------------------   -------------       ---------------
       CORPORATE BONDS 33.3%
       CONSUMER DISCRETIONARY 5.4%
       Comcast Corp., senior note,
          5.85%, 1/15/10 ......................................      United States       $     200,000       $       203,049
          6.30%, 11/15/17 .....................................      United States             350,000               349,060
       Dollar General Corp., senior note, 10.625%, 7/15/15 ....      United States             500,000               506,250
       Ford Motor Credit Co. LLC, senior note, 9.75%,
          9/15/10 .............................................      United States             900,000               777,880
       R.H. Donnelley Corp., senior disc. note, A-2, 6.875%,
          1/15/13 .............................................      United States             800,000               400,000
       Target Corp., 6.00%, 1/15/18 ...........................      United States           1,000,000             1,013,257
                                                                                                             ---------------
                                                                                                                   3,249,496
                                                                                                             ---------------
       CONSUMER STAPLES 2.5%
       Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 ..      United States             300,000               258,816
       CVS Caremark Corp., senior note, 5.75%, 6/01/17 ........      United States             300,000               294,589
       Philip Morris International Inc., 5.65%, 5/16/18 .......      United States           1,000,000               973,204
                                                                                                             ---------------
                                                                                                                   1,526,609
                                                                                                             ---------------
       ENERGY 3.9%
       Chesapeake Energy Corp., senior note, 7.25%, 12/15/18 ..      United States           1,000,000               985,000
       El Paso Natural Gas Co., senior note, 7.25%, 4/01/18 ...      United States             500,000               497,500
   (c) LUKOIL International Finance BV, 144A, 6.356%,
          6/07/17 .............................................          Russia                500,000               448,750
       Valero Energy Corp., 6.125%, 6/15/17 ...................      United States             400,000               385,876
                                                                                                             ---------------
                                                                                                                   2,317,126
                                                                                                             ---------------
       FINANCIALS 14.0%
       American Express Co., senior note, 7.00%, 3/19/18 ......      United States             700,000               699,297
(c, e) American International Group Inc., junior sub. deb.,
          144A,
          FRN, 8.175%, 5/15/58 ................................      United States           1,400,000             1,261,285
(c, f) BNP Paribas, 144A, 7.195%, Perpetual ...................          France                300,000               259,517
       CIT Group Funding Co. of Canada, senior note, 4.65%,
          7/01/10 .............................................      United States             400,000               340,894
       Compass Bank, 6.40%, 10/01/17 ..........................      United States             400,000               382,321
       iStar Financial Inc., 8.625%, 6/01/13 ..................      United States             900,000               707,146
       Lazard Group, senior note, 6.85%, 6/15/17 ..............      United States             300,000               262,548
       Lehman Brothers Holdings Inc., senior note, 6.875%,
          5/02/18 .............................................      United States           1,000,000               943,006
(c, e) Liberty Mutual Group, junior sub. note, 144A, FRN,
          10.75%, 6/15/88 .....................................      United States             500,000               460,958
   (c) Metropolitan Life Global Funding I, senior secured note,
          144A,
          5.125%, 4/10/13 .....................................      United States             900,000               889,431
       Rio Tinto Finance USA Ltd., 5.875%, 7/15/13 ............         Australia            1,000,000             1,014,105
   (e) The Travelers Cos. Inc., junior sub. bond, FRN, 6.25%,
          3/15/67 .............................................      United States             500,000               423,618
   (f) Wachovia Capital Trust III, 5.80%, Perpetual ...........      United States             500,000               282,647
(c, f) Washington Mutual Preferred Funding Trust IV, junior
          sub. bond, 144A,
          9.75%, Perpetual ....................................      United States             500,000               230,251
   (f) Wells Fargo Capital XIII, 7.70%, Perpetual .............      United States             300,000               284,881
                                                                                                             ---------------
                                                                                                                   8,441,905
                                                                                                             ---------------
       HEALTH CARE 3.6%
   (c) Bausch & Lomb Inc., senior note, 144A, 9.875%, 11/01/15       United States             400,000               411,000
       Coventry Health Care Inc., senior note, 6.30%,
          8/15/14 .............................................      United States             400,000               375,920
       Quest Diagnostics Inc., 6.95%, 7/01/37 .................      United States             500,000               491,097
       Schering-Plough Corp., senior note, 6.00%, 9/15/17 .....      United States             400,000               396,736
   (e) Tenet Healthcare Corp., senior note, FRN, 9.25%,
          2/01/15 .............................................      United States             500,000               499,375
                                                                                                             ---------------
                                                                                                                   2,174,128
                                                                                                             ---------------


                    12 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                           PRINCIPAL
       FRANKLIN BALANCED FUND                                            COUNTRY           AMOUNT(d)              VALUE
       --------------------------------------------------------   --------------------   -------------       ---------------
       CORPORATE BONDS (CONTINUED)
       INFORMATION TECHNOLOGY 0.6%
   (c) First Data Corp., senior note, 144A, 9.875%, 9/24/15 ...      United States       $     400,000       $       354,500
                                                                                                             ---------------
       TELECOMMUNICATION SERVICES 2.0%
       Embarq Corp., senior note, 7.082%, 6/01/16 .............      United States             250,000               234,504
       Telecom Italia Capital, senior note,
          4.95%, 9/30/14 ......................................          Italy                 100,000                91,930
          6.999%, 6/04/18 .....................................          Italy                 600,000               599,161
       Verizon New York Inc., senior deb., A, 6.875%,
          4/01/12 .............................................      United States             250,000               258,182
                                                                                                             ---------------
                                                                                                                   1,183,777
                                                                                                             ---------------
       UTILITIES 1.3%
   (c) Texas Competitive Electric Holdings Co. LLC, senior
          note, 144A,
          10.25%, 11/01/15 ....................................      United States             800,000               804,000
                                                                                                             ---------------
       TOTAL CORPORATE BONDS (COST $21,452,073) ...............                                                   20,051,541
                                                                                                             ---------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (COST $159,743) 0.3%
       FINANCIALS 0.3%
   (e) Accredited Mortgage Loan Trust, 2005-3, A1, FRN, 5.563%,
          9/25/35 .............................................      United States             159,643               149,756
                                                                                                             ---------------
       MORTGAGE-BACKED SECURITIES 1.1%
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED
          RATE 1.1%
       FNMA 30 Year, 6.00%, 8/01/36 ...........................      United States             374,432               376,761
       FNMA 30 Year, 6.50%, 4/01/36 ...........................      United States             283,903               291,962
                                                                                                             ---------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $651,164) .......                                                      668,723
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $58,306,485) ..................................                                                   52,370,531
                                                                                                             ---------------
       SHORT TERM INVESTMENTS 13.6%
       U.S. GOVERNMENT AND AGENCY SECURITIES 13.6%
   (g) U.S. Treasury Bill,
          8/07/08 .............................................      United States           4,000,000             3,999,136
          8/14/08 .............................................      United States             200,000               199,900
          8/28/08 .............................................      United States           4,000,000             3,995,504
                                                                                                             ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $8,193,492) ...................................                                                    8,194,540
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
          (COST $66,499,977) ..................................                                                   60,565,071
                                                                                                             ---------------

                                                                                             SHARES
                                                                                         -------------
       MONEY MARKET FUND (COST $2,612) 0.0%(h)
   (i) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 2.20% ....................................      United States               2,612                 2,612
                                                                                                             ---------------
       TOTAL INVESTMENTS (COST $66,502,589) 100.7% ............                                                   60,567,683
       OPTIONS WRITTEN (0.1)% .................................                                                      (49,424)
       OTHER ASSETS, LESS LIABILITIES (0.6)% ..................                                                     (345,822)
                                                                                                             ---------------
       NET ASSETS 100.0% ......................................                                              $    60,172,437
                                                                                                             ===============


                    Quarterly Statements of Investments | 13

Franklin Investors Securities Trust

       FRANKLIN BALANCED FUND                                            COUNTRY           CONTRACTS              VALUE
       --------------------------------------------------------   --------------------   -------------       ---------------
       OPTIONS WRITTEN 0.1%
       CALL OPTIONS 0.0%(h)
       CONSUMER DISCRETIONARY 0.0%(h)
       Target Corp., Aug. 50 Calls, 8/16/08 ...................      United States                 100       $         2,100
                                                                                                             ---------------
       ENERGY 0.0%(h)
       Halliburton Co., Aug. 57.50 Calls, 8/16/08 .............      United States                 200                   400
                                                                                                             ---------------
       INDUSTRIALS 0.0%(h)
       3M Co., Aug. 75 Calls, 8/16/08 .........................      United States                  80                 1,200
       Caterpillar Inc., Aug. 90 Calls, 8/16/08 ...............      United States                  80                   160
                                                                                                             ---------------
                                                                                                                       1,360
                                                                                                             ---------------
       INFORMATION TECHNOLOGY 0.0%(h)
       QUALCOMM Inc., Aug. 57.5 Calls, 8/16/08 ................      United States                  68                 4,216
                                                                                                             ---------------
       PUT OPTIONS 0.1%
       CONSUMER DISCRETIONARY 0.0%(h)
       Target Corp., Aug. 40 Puts, 8/16/08 ....................      United States                 100                 2,400
                                                                                                             ---------------
       ENERGY 0.0%(h)
       Chesapeake Energy Corp., Aug. 40 Puts, 8/16/08 .........      United States                 100                 2,000
                                                                                                             ---------------
       INDUSTRIALS 0.0%(h)
       The Boeing Co., Aug. 60 Puts, 8/16/08 ..................      United States                 100                15,000
       Caterpillar Inc., Aug. 65 Puts, 8/16/08 ................      United States                  40                 2,000
                                                                                                             ---------------
                                                                                                                      17,000
                                                                                                             ---------------
       INFORMATION TECHNOLOGY 0.0%(h)
       QUALCOMM Inc., Aug. 47.5 Puts, 8/16/08 .................      United States                  82                 1,148
       Yahoo! Inc., Aug. 20 Puts, 8/16/08 .....................      United States                 150                15,000
                                                                                                             ---------------
                                                                                                                      16,148
                                                                                                             ---------------
       MATERIALS 0.0%(h)
       Alcoa Inc., Aug. 30 Puts, 8/16/08 ......................      United States                 200                 3,800
                                                                                                             ---------------
       TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $84,264) ......                                              $        49,424
                                                                                                             ---------------

See Selected Portfolio Abbreviations on page 63.

(a) A portion or all of the security is held in connection with written option contracts open at period end.

(b)  Non-income producing for the twelve months ended July 31, 2008.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $7,759,215, representing 12.89% of net assets.

(d)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(e)  The coupon rate shown represents the rate at period end.

(f)  Perpetual bond with no stated maturity date.

(g)  The security is traded on a discount basis with no stated coupon rate.

(h)  Rounds to less than 0.1% of net assets.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    14 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

       FRANKLIN CONVERTIBLE SECURITIES FUND                                                     SHARES              VALUE
       -------------------------------------------------------------------------------   -------------------   ---------------
       COMMON STOCKS 2.2%
       INFORMATION TECHNOLOGY 1.1%
   (a) Juniper Networks Inc. .........................................................               359,164   $     9,349,049
                                                                                                               ---------------
       UTILITIES 1.1%
       CenterPoint Energy Inc. .......................................................               310,820         4,901,631
       PNM Resources Inc. ............................................................               341,176         3,995,171
                                                                                                               ---------------
                                                                                                                     8,896,802
                                                                                                               ---------------
       TOTAL COMMON STOCKS (COST $21,591,107) ........................................                              18,245,851
                                                                                                               ---------------
       CONVERTIBLE PREFERRED STOCKS 35.5%
       CONSUMER DISCRETIONARY 4.6%
       Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. .............................               450,000        10,606,500
       General Motors Corp., 6.25%, cvt. pfd. ........................................               235,000         2,683,700
       General Motors Corp., 1.50%, cvt. pfd., D .....................................               776,200        16,785,325
       Retail Ventures Inc. into DSW Inc., 6.625%, cvt. pfd. .........................               250,000         7,531,250
                                                                                                               ---------------
                                                                                                                    37,606,775
                                                                                                               ---------------
       CONSUMER STAPLES 1.9%
   (a) Archer Daniels Midland Co., 6.25%, cvt. pfd. ..................................               400,000        15,600,000
                                                                                                               ---------------
       ENERGY 4.1%
   (b) Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A ...............................               110,000        15,595,030
       El Paso Corp., 4.99%, cvt. pfd. ...............................................                12,000        17,358,000
                                                                                                               ---------------
                                                                                                                    32,953,030
                                                                                                               ---------------
       FINANCIALS 13.0%
       Affiliated Managers Group Inc., 5.10%, cvt. pfd. ..............................               350,000        14,437,500
       CIT Group Inc., 8.75%, cvt. pfd., C ...........................................                30,000         1,407,600
       CIT Group Inc., 7.75%, cvt. pfd., Z ...........................................               619,500         6,529,530
       E*TRADE Financial Corp., 6.125%, cvt. pfd. ....................................               855,000         3,881,700
       Fannie Mae, 5.375%, cvt. pfd. .................................................                   140         6,335,000
   (a) Legg Mason Inc., 7.00%, cvt. pfd., Equity Units ...............................               375,000        14,861,250
       Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P ............................                15,690        10,198,500
       MetLife Inc., 6.375%, cvt. pfd. ...............................................               400,000        10,150,000
       Simon Property Group Inc., 6.00%, cvt. pfd. ...................................               200,000        14,896,000
       Wachovia Corp., 7.50%, cvt. pfd., L ...........................................                17,900        15,670,555
       Washington Mutual Capital Trust I, 5.375%, cvt. pfd. ..........................                20,000           470,000
   (b) Washington Mutual Capital Trust I, 5.375%, cvt. pfd., 144A ....................                60,000         1,410,000
       Washington Mutual Inc., 7.75%, cvt. pfd., R ...................................                12,140         5,936,460
                                                                                                               ---------------
                                                                                                                   106,184,095
                                                                                                               ---------------
       HEALTH CARE 2.1%
       Schering-Plough Corp., 6.00%, cvt. pfd. .......................................                88,000        17,244,718
                                                                                                               ---------------
       INDUSTRIALS 2.2%
       Avery Dennison Corp., 7.875%, cvt. pfd. .......................................               400,000        17,600,000
                                                                                                               ---------------
       MATERIALS 2.3%
       Celanese Corp., 4.25%, cvt. pfd. ..............................................               375,000        18,574,200
                                                                                                               ---------------


                    Quarterly Statements of Investments | 15

Franklin Investors Securities Trust

       FRANKLIN CONVERTIBLE SECURITIES FUND                                                     SHARES              VALUE
       -------------------------------------------------------------------------------   -------------------   ---------------
       CONVERTIBLE PREFERRED STOCKS (CONTINUED)
       UTILITIES 5.3%
       CMS Energy Corp., 4.50%, cvt. pfd., B .........................................               100,000   $     7,137,500
       Entergy Corp., 7.625%, cvt. pfd. ..............................................               300,000        18,761,250
       NRG Energy Inc., 4.00%, cvt. pfd. .............................................                 9,500        17,613,000
                                                                                                               ---------------
                                                                                                                    43,511,750
                                                                                                               ---------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $338,851,788) ........................                             289,274,568
                                                                                                               ---------------

                                                                                         PRINCIPAL AMOUNT(c)
                                                                                         -------------------
       CONVERTIBLE BONDS 56.8%
       CONSUMER DISCRETIONARY 9.5%
       Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 ............................   $        21,000,000        22,023,750
       Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 .............................            18,000,000        19,282,500
       Liberty Media Corp., cvt., senior deb., B, 3.25%, 3/15/31 .....................            10,000,000         6,337,870
       Lions Gate Entertainment Corp., cvt., senior note, 3.625%, 3/15/25 (Canada) ...            10,000,000         9,684,150
   (b) Live Nation Inc., cvt., senior note, 144A, 2.875%, 7/15/27 ....................            17,865,000        13,555,069
   (b) WPP Group PLC, cvt., sub. bond, 144A, 5.00%, 10/15/33 .........................             6,000,000         6,824,700
                                                                                                               ---------------
                                                                                                                    77,708,039
                                                                                                               ---------------
       ENERGY 1.5%
       Helix Energy Solutions Group, cvt., senior note, 3.25%, 12/15/25 ..............            10,000,000        12,000,000
                                                                                                               ---------------
       FINANCIALS 4.9%
       CapitalSource Inc., cvt., senior sub. note, 4.00%, 7/15/34 ....................            20,000,000        16,220,240
   (d) iStar Financial Inc., cvt., senior note, FRN, 3.291%, 10/01/12 ................            23,000,000        15,865,400
       Leucadia National Corp., cvt., senior sub. note, 3.75%, 4/15/14 ...............             3,600,000         7,420,500
                                                                                                               ---------------
                                                                                                                    39,506,140
                                                                                                               ---------------
       HEALTH CARE 17.5%
       Alza Corp. into Johnson & Johnson, cvt., sub. deb., zero cpn., 7/28/20 ........            15,000,000        14,343,750
       American Medical Systems Holdings Ltd., cvt., senior sub. note,
          3.25%, 7/01/36 .............................................................            15,000,000        15,281,250
       Amgen Inc., cvt., senior note,
          0.375%, 2/01/13 ............................................................             4,000,000         3,855,852
   (b)    144A, 0.375%, 2/01/13 ......................................................            18,000,000        17,351,334
       Biomarin Pharmaceutical Inc., cvt., senior note, 1.875%, 4/23/17 ..............             3,300,000         5,704,875
       Gilead Sciences Inc., cvt., senior note, 0.625%, 5/01/13 ......................            10,000,000        15,037,500
       Lifepoint Hospitals Inc., cvt., 3.25%, 8/15/25 ................................            15,000,000        12,187,500
       Medtronic Inc., cvt., senior note,
          1.50%, 4/15/11 .............................................................             4,000,000         4,308,520
   (b)    144A, 1.50%, 4/15/11 .......................................................            17,000,000        18,311,210
       Mylan Inc., cvt., senior note, 1.25%, 3/15/12 .................................            20,000,000        17,025,000
       Protein Design Labs Inc., cvt., sub. note, 2.75%, 8/16/23 .....................            19,550,000        19,012,375
                                                                                                               ---------------
                                                                                                                   142,419,166
                                                                                                               ---------------
       INDUSTRIALS 4.8%
   (b) GATX Corp., cvt., senior note, 144A, 5.00%, 8/15/23 ...........................             3,000,000         5,516,250
   (b) L-3 Communications Corp., cvt., 144A, 3.00%, 8/01/35 ..........................            15,000,000        17,250,000
       WESCO International Inc., cvt., senior deb.,
          1.75%, 11/15/26 ............................................................             5,000,000         4,093,750
   (b)    144A, 1.75%, 11/15/26 ......................................................            15,000,000        12,281,250
                                                                                                               ---------------
                                                                                                                    39,141,250
                                                                                                               ---------------


                    16 | Quarterly Statements of Investments

Franklin Investors Securities Trust
STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED) (CONTINUED)

       FRANKLIN CONVERTIBLE SECURITIES FUND                                              PRINCIPAL AMOUNT(c)        VALUE
       -------------------------------------------------------------------------------   -------------------   ---------------
       CONVERTIBLE BONDS (CONTINUED)
       INFORMATION TECHNOLOGY 15.5%
   (b) Alliance Data System Corp., senior note, 144A, cvt., 1.75%, 8/01/13               $        17,000,000   $    16,915,000
   (b) BearingPoint Inc., cvt., sub. note, 144A, 2.50%, 12/15/24                                  14,000,000         4,969,090
       Intel Corp., cvt.,
   (b)    junior sub. bond, 144A, 2.95%, 12/15/35                                                 19,000,000        18,573,925
          sub. deb., 2.95%, 12/15/35                                                               2,000,000         1,955,150
       Liberty Media Corp. into Motorola Inc., cvt., senior deb., 3.50%, 1/15/31                   8,000,000         3,788,890
   (b) Microchip Technology Inc., cvt., junior sub. note, 144A, 2.125%, 12/15/37                  20,000,000        21,255,000
       Micron Technology Inc., cvt., senior sub. note, 1.875%, 6/01/14                            20,000,000        13,150,000
       PMC-Sierra Inc., cvt.,
   (b)    144A, 2.25%, 10/15/25                                                                    3,500,000         3,880,625
          sub. note, 2.25%, 10/15/25                                                               9,500,000        10,533,125
   (b) VeriFone Holdings Inc., cvt., senior note, 144A, 1.375%, 6/15/12                           21,000,000        15,750,000
   (b) VeriSign Inc., cvt., junior sub. bond, 144A, 3.25%. 8/15/37                                14,000,000        15,820,000
                                                                                                               ---------------
                                                                                                                   126,590,805
                                                                                                               ---------------
       TELECOMMUNICATION SERVICES 2.3%
   (b) NII Holdings Inc., cvt., 144A, 2.75%, 8/15/25                                              15,000,000        18,768,750
                                                                                                               ---------------
       UTILITIES 0.8%
       CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24                                       6,000,000         6,663,660
                                                                                                               ---------------
       TOTAL CONVERTIBLE BONDS (COST $493,812,002)                                                                 462,797,810
                                                                                                               ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $854,254,897)                                         770,318,229
                                                                                                               ---------------
       SHORT TERM INVESTMENTS 4.9%
       CONVERTIBLE BONDS (COST $17,318,360) 2.1%
       CONSUMER DISCRETIONARY 2.1%
       Amazon.com Inc., cvt., sub. note, 4.75%, 2/01/09                                           16,000,000        17,420,000
                                                                                                               ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST $871,573,257)                                              787,738,229
                                                                                                               ---------------

                                                                                                SHARES
                                                                                         -------------------
       MONEY MARKET FUND (COST $22,565,441) 2.8%
   (e) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.20%                       22,565,441        22,565,441
                                                                                                               ---------------
       TOTAL INVESTMENTS (COST $894,138,698) 99.4%                                                                 810,303,670
       OTHER ASSETS, LESS LIABILITIES 0.6%                                                                           4,933,077
                                                                                                               ---------------
       NET ASSETS 100.0%                                                                                       $   815,236,747
                                                                                                               ===============

See Selected Portfolio Abbreviations on page 63.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $224,027,233, representing 27.48% of net assets.

(c)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)  The coupon rate shown represents the rate at period end.

(e) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 17

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

       FRANKLIN EQUITY INCOME FUND                                       COUNTRY               SHARES             VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       COMMON STOCKS 83.6%
       CONSUMER DISCRETIONARY 9.5%
       Autoliv Inc. ...........................................          Sweden                    155,100   $     6,055,104
       Best Buy Co. Inc. ......................................       United States                379,100        15,057,852
       Carnival Corp. .........................................       United States                392,400        14,495,256
       The Home Depot Inc. ....................................       United States                542,800        12,934,924
       KB Home ................................................       United States                555,400         9,769,486
       Nordstrom Inc. .........................................       United States                542,700        15,597,198
                                                                                                             ---------------
                                                                                                                  73,909,820
                                                                                                             ---------------
       CONSUMER STAPLES 6.0%
       The Coca-Cola Co. ......................................       United States                329,800        16,984,700
       Diageo PLC, ADR ........................................      United Kingdom                227,200        15,990,336
       Unilever NV, N.Y. shs ..................................        Netherlands                 488,700        13,541,877
                                                                                                             ---------------
                                                                                                                  46,516,913
                                                                                                             ---------------
       ENERGY 11.2%
       Chesapeake Energy Corp. ................................       United States                327,445        16,421,367
       Chevron Corp. ..........................................       United States                278,720        23,568,563
       ConocoPhillips .........................................       United States                279,300        22,796,466
       Exxon Mobil Corp. ......................................       United States                244,834        19,691,999
       Sunoco Inc. ............................................       United States                123,500         5,015,335
                                                                                                             ---------------
                                                                                                                  87,493,730
                                                                                                             ---------------
       FINANCIALS 11.9%
       AFLAC Inc. .............................................       United States                210,500        11,705,905
       Bank of America Corp. ..................................       United States                553,706        18,216,927
       Capital One Financial Corp. ............................       United States                171,124         7,163,251
       CapitalSource Inc. .....................................       United States                819,400         9,521,428
       Citigroup Inc. .........................................       United States                533,400         9,969,246
       iStar Financial Inc. ...................................       United States                534,400         4,387,424
       JPMorgan Chase & Co. ...................................       United States                261,350        10,618,650
       Marsh & McLennan Cos. Inc. .............................       United States                460,000        12,995,000
       Merrill Lynch & Co. Inc. ...............................       United States                318,300         8,482,695
                                                                                                             ---------------
                                                                                                                  93,060,526
                                                                                                             ---------------
       HEALTH CARE 6.9%
       Johnson & Johnson ......................................       United States                215,000        14,721,050
       Pfizer Inc. ............................................       United States                873,700        16,311,979
       Roche Holding AG .......................................        Switzerland                 125,300        23,239,586
                                                                                                             ---------------
                                                                                                                  54,272,615
                                                                                                             ---------------
       INDUSTRIALS 15.7%
       3M Co. .................................................       United States                213,100        15,000,109
       The Boeing Co. .........................................       United States                189,300        11,568,123
       Caterpillar Inc. .......................................       United States                264,200        18,367,184
       General Electric Co. ...................................       United States                596,600        16,877,814
       J.B. Hunt Transport Services Inc. ......................       United States                402,800        14,895,544
       Masco Corp. ............................................       United States                655,800        10,814,142
       Pitney Bowes Inc. ......................................       United States                334,500        10,600,305
       United Parcel Service Inc., B ..........................       United States                201,600        12,716,928
       Waste Management Inc. ..................................       United States                319,600        11,358,584
                                                                                                             ---------------
                                                                                                                 122,198,733
                                                                                                             ---------------


                    18 | Quarterly Statements of Investments

Franklin Investors Securities Trust

       FRANKLIN EQUITY INCOME FUND                                       COUNTRY               SHARES             VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       COMMON STOCKS (CONTINUED)
       INFORMATION TECHNOLOGY 10.4%
       Intel Corp. ............................................       United States                870,500   $    19,316,395
       Microchip Technology Inc. ..............................       United States                587,500        18,758,875
       Microsoft Corp. ........................................       United States                541,900        13,937,668
       Nokia Corp., ADR .......................................          Finland                   530,800        14,501,456
       Paychex Inc. ...........................................       United States                443,900        14,613,188
                                                                                                             ---------------
                                                                                                                  81,127,582
                                                                                                             ---------------
       MATERIALS 3.7%
       Alcoa Inc. .............................................       United States                479,000        16,166,250
       The Dow Chemical Co. ...................................       United States                379,300        12,634,483
                                                                                                             ---------------
                                                                                                                  28,800,733
                                                                                                             ---------------
       TELECOMMUNICATION SERVICES 4.7%
       America Movil SAB de CV, L, ADR ........................          Mexico                    232,800        11,754,072
       AT&T Inc. ..............................................       United States                821,310        25,304,561
                                                                                                             ---------------
                                                                                                                  37,058,633
                                                                                                             ---------------
       UTILITIES 3.6%
       Dominion Resources Inc. ................................       United States                343,000        15,153,740
       PG&E Corp. .............................................       United States                340,000        13,100,200
                                                                                                             ---------------
                                                                                                                  28,253,940
                                                                                                             ---------------
       TOTAL COMMON STOCKS (COST $688,841,969)                                                                   652,693,225
                                                                                                             ---------------
       CONVERTIBLE PREFERRED STOCKS 9.9%
       CONSUMER DISCRETIONARY 3.6%
       General Motors Corp., 6.25%, cvt. pfd. .................       United States                680,000         7,765,600
   (a) The Goldman Sachs Group Inc. into Comcast Corp., 5.00%,
          cvt. pfd., 144A .....................................       United States              1,000,000        20,307,419
                                                                                                             ---------------
                                                                                                                  28,073,019
                                                                                                             ---------------
       FINANCIALS 2.7%
       Lehman Brothers Holdings Inc., 7.25%, cvt. pfd., P .....       United States                 11,960         7,774,000
       Wachovia Corp., 7.50%, cvt. pfd., L ....................       United States                  9,500         8,316,775
       Washington Mutual Inc., 7.75%, cvt. pfd., R ............       United States                  9,000         4,401,000
                                                                                                             ---------------
                                                                                                                  20,491,775
                                                                                                             ---------------
       HEALTH CARE 1.9%
       Schering-Plough Corp., 6.00%, cvt. pfd. ................       United States                 76,000        14,893,166
                                                                                                             ---------------
       UTILITIES 1.7%
       Entergy Corp., 7.625%, cvt. pfd ........................       United States                215,000        13,445,562
                                                                                                             ---------------
       TOTAL CONVERTIBLE PREFERRED STOCKS (COST $93,045,049)                                                      76,903,522
                                                                                                             ---------------
       PREFERRED STOCKS 2.5%
       FINANCIALS 2.5%
       Fannie Mae, 8.25%, pfd. ................................       United States                625,000        10,493,750
       JPMorgan Chase & Co., 7.90%, pfd., 1, junior sub.
          note ................................................       United States                 10,000         9,277,360
                                                                                                             ---------------
       TOTAL PREFERRED STOCKS (COST $24,910,248)                                                                  19,771,110
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT
          (COST $806,797,266) .................................                                                  749,367,857
                                                                                                             ---------------


                    Quarterly Statements of Investments | 19

Franklin Investors Securities Trust

       FRANKLIN EQUITY INCOME FUND                                       COUNTRY               SHARES             VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       SHORT TERM INVESTMENT (COST $30,087,721) 3.9%
       MONEY MARKET FUND 3.9%
   (b) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 2.20% ....................................       United States             30,087,721   $    30,087,721
                                                                                                             ---------------
       TOTAL INVESTMENTS (COST $836,884,987) 99.9% ............                                                  779,455,578
       OTHER ASSETS, LESS LIABILITIES 0.1% ....................                                                    1,090,423
                                                                                                             ---------------
       NET ASSETS 100.0% ......................................                                              $   780,546,001
                                                                                                             ===============

See Selected Portfolio Abbreviations on page 63.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the value of this security was $20,307,419, representing 2.60% of net assets.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    20 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                          COUNTRY             AMOUNT(a)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS 89.3%
       AEROSPACE & DEFENSE 2.2%
       BE Aerospace Inc., Term Loan B, 6.75%, 7/28/14 .........       United States      $   7,500,000       $     7,510,935
       Hawker Beechcraft Inc.,
          Synthetic L/C, 4.801%, 3/26/14 ......................       United States            212,396               198,574
          Term Loan B, 4.801%, 3/26/14 ........................       United States          3,635,504             3,398,913
       ILC Industries Inc., June 2006 Term Loan, 4.801%,
          2/24/12 .............................................       United States          2,359,688             2,253,502
       Spirit Aerosystems Inc. (Onex Wind Finance LP),
          Term B-1 Loan, 4.538%, 12/31/11 .....................       United States          6,036,073             5,888,943
       TransDigm Inc., Term Loan B, 4.801%, 6/23/13 ...........       United States         10,715,000            10,425,695
       Vought Aircraft Industries Inc.,
          L/C Term Loan, 4.955%, 12/22/10 .....................       United States          1,000,000               940,910
          Term Loan B, 4.97%, 12/22/11 ........................       United States          1,440,531             1,380,209
                                                                                                             ---------------
                                                                                                                  31,997,681
                                                                                                             ---------------
       APPAREL, ACCESSORIES & LUXURY GOODS 0.6%
       Warnaco Inc., Term Loan, 4.079% - 6.62%, 1/31/13 .......       United States          1,520,077             1,436,473
       The William Carter Co.,
          Term Loan B, 3.963% - 4.299%, 7/14/12 ...............       United States          6,999,417             6,701,942
                                                                                                             ---------------
                                                                                                                   8,138,415
                                                                                                             ---------------
       APPLICATION SOFTWARE 1.1%
       CCC Information Services Group Inc.,
          Term Loan B, 5.06%, 2/10/13 .........................       United States          2,417,999             2,381,729
       Dealer Computer Services Inc. (Reynolds & Reynolds),
          First Lien Term Loan, 4.801%, 10/26/12 ..............       United States         14,038,148            13,064,251
                                                                                                             ---------------
                                                                                                                  15,445,980
                                                                                                             ---------------
       ASSET MANAGEMENT & CUSTODY BANKS 0.4%
       Nuveen Investments Inc., Term Loan B, 5.46% - 5.463%,
          11/13/14 ............................................       United States          5,985,000             5,551,088
                                                                                                             ---------------
       AUTO PARTS & EQUIPMENT 3.7%
       Affinia Group Inc., Term Loan B, 5.799%, 11/30/11 ......       United States          9,339,369             8,732,310
       Cooper Standard Automotive Inc.,
          Term Loan B, 5.313%, 12/23/11 .......................          Canada              2,596,710             2,421,432
          Term Loan C, 5.313%, 12/23/11 .......................       United States          6,791,774             6,333,329
       Dayco Products LLC (Mark IV), Replacement
          Term Loan, 7.14% - 7.72%, 6/23/11 ...................       United States          7,956,921             5,709,091
       Federal Mogul Corp., Term Loan B, 4.398% - 4.408%,
          12/27/14 ............................................       United States          9,226,817             7,289,186
       Key Safety Systems Inc., Term Loan B, 4.71% - 5.06%,
          3/10/14 .............................................       United States         13,535,002            11,267,889
       Tenneco Inc., Synthetic L/C, 3.96%, 3/16/14 ............       United States          6,463,122             5,849,125
       TRW Automotive Inc., Tranche B-1
          Term Loan, 4.188% - 4.313%, 2/09/14 .................       United States          2,831,619             2,739,591
       United Components Inc., Term Loan D, 4.58% - 4.72%,
          6/29/12 .............................................       United States          3,377,245             3,259,042
                                                                                                             ---------------
                                                                                                                  53,600,995
                                                                                                             ---------------
       BROADCASTING & CABLE TV 11.7%
       Charter Communications Operating LLC,
   (c)    Incremental Term Loan, 8.50%, 3/06/14 ...............       United States          4,493,750             4,448,413
          Term Loan, 4.67% - 4.80%, 3/06/14 ...................       United States          9,742,165             8,596,447
       Citadel Broadcasting Corp.,
       Term Loan B, 4.095% - 4.435%, 6/12/14 ..................       United States         17,882,075            14,663,302
       CSC Holdings Inc. (Cablevision), Incremental
       Term Loan, 4.206%, 3/29/13 .............................       United States         17,506,395            16,631,075


                    Quarterly Statements of Investments | 21

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                          COUNTRY             AMOUNT(a)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       BROADCASTING & CABLE TV (CONTINUED)
       DIRECTV Holdings LLC,
          Term Loan B, 3.963%, 4/13/13 ........................       United States      $   2,496,922       $     2,442,524
          Term Loan C, 5.25%, 4/13/13 .........................       United States         11,950,000            11,951,494
       Discovery Communications Inc., Term Loan B, 4.801%,
          5/14/14 .............................................       United States          8,118,000             7,949,551
       Entravision Communications Corp., Term Loan B, 4.29%,
          3/29/13 .............................................       United States         16,512,667            15,325,819
       Gray Television Inc., Term Loan B, 3.97% - 4.29%,
          12/31/14 ............................................       United States          7,474,852             6,381,655
       Insight Midwest Holdings, Term Loan B, 4.47%, 4/02/14 ..       United States         12,487,500            12,044,543
       LBI Media Inc., Term Loan B, 3.963%, 3/31/12 ...........       United States            977,500               845,537
       MCC Iowa,
          Term Loan E, 6.50%, 1/03/16 .........................       United States          2,500,000             2,490,625
          Tranche D-1 Term Loan, 4.21% - 4.22%, 1/31/15 .......       United States          9,164,602             8,397,066
          Tranche D-2 Term Loan, 4.21% - 4.22%, 1/31/15 .......       United States          2,483,431             2,275,444
       Mediacom LLC, Term Loan C, 4.21% - 4.22%, 1/31/15 ......       United States          5,036,960             4,615,115
       Mission Broadcasting Inc., Term Loan B, 4.551%,
          10/01/12 ............................................       United States          3,861,266             3,523,405
       Nexstar Broadcasting Inc., Term Loan B, 4.416%,
          10/01/12 ............................................       United States          3,654,691             3,334,905
       Spanish Broadcasting System Inc., Term Loan B, 4.56%,
          6/11/12 .............................................       United States          4,547,250             3,569,591
       Univision Communications Inc., Initial
          Term Loan, 4.713% - 5.049%, 9/29/14 .................       United States         23,500,000            19,295,709
       UPC Financing Partnership, Term Loan N, 4.221%,
          12/31/14 ............................................        Netherlands          15,100,000            14,197,775
       Virgin Media Dover LLC (NTL Dover LLC),
          Tranche B4, 4.799%, 9/03/12 .........................       United States          7,953,108             7,535,570
                                                                                                             ---------------
                                                                                                                 170,515,565
                                                                                                             ---------------
       BUILDING PRODUCTS 0.7%
       Goodman Global Holdings Co. Inc., Term Loan B, 7.50%,
          2/13/14 .............................................       United States          4,825,000             4,773,735
       NCI Building Systems Inc., Term Loan B, 3.96% - 3.97%,
          6/18/10 .............................................       United States          5,176,516             5,047,103
                                                                                                             ---------------
                                                                                                                   9,820,838
                                                                                                             ---------------
       CASINOS & GAMING 2.4%
       Ameristar Casinos Inc., Term Loan B, 5.017%, 11/10/12 ..       United States          5,338,757             5,071,819
       CCM Merger Inc. (MotorCity Casino), Term Loan B,
          4.638% - 4.808%, 7/13/12 ............................       United States          2,620,353             2,410,724
       Green Valley Ranch Gaming LLC, Term Loan B,
          4.644% - 4.801%, 2/16/14 ............................       United States          6,122,956             4,908,572
       Las Vegas Sands LLC,
          Delayed Draw I Term Loan, 4.55%, 5/23/14 ............       United States          1,625,272             1,408,113
          Term Loan B, 4.55%, 5/23/14 .........................       United States          6,098,726             5,283,851
       Penn National Gaming Inc.,
          Term Loan A, 3.96%, 10/03/11 ........................       United States          2,154,651             2,072,057
   (c)    Term Loan B, 4.21% - 4.55%, 10/03/12 ................       United States          6,049,047             5,820,049
       VML U.S. Finance LLC (Venetian Macau),
          Delayed Draw, 5.06%, 5/25/12 ........................           Macau              4,120,076             3,983,965
          New Project Term Loans, 5.06%, 5/25/13 ..............           Macau                900,000               870,267
          Term Loan B, 5.06%, 5/24/13 .........................           Macau              3,279,924             3,171,569
                                                                                                             ---------------
                                                                                                                  35,000,986
                                                                                                             ---------------
       COAL & CONSUMABLE FUELS 0.2%
       Alpha Natural Resources LLC, Term Loan B, 4.551%,
          10/26/12 ............................................       United States          2,664,489             2,651,166
                                                                                                             ---------------


                    22 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                          COUNTRY             AMOUNT(a)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       COMMERCIAL PRINTING 0.2%
       Cenveo Corp.,
          Delayed Draw Term Loan, 4.551%, 6/21/13 .............       United States      $      24,542       $        23,116
          Term Loan C, 4.551%, 6/21/13 ........................       United States          2,480,032             2,335,880
                                                                                                             ---------------
                                                                                                                   2,358,996
                                                                                                             ---------------
       COMMODITY CHEMICALS 0.6%
       Lyondell Chemical Co.,
          Tranche B-1, 7.00%, 12/20/14 ........................       United States          3,491,250             2,907,897
          Tranche B-2, 7.00%, 12/20/14 ........................       United States          7,281,750             6,118,694
                                                                                                             ---------------
                                                                                                                   9,026,591
                                                                                                             ---------------
       COMMUNICATIONS EQUIPMENT 0.5%
       CommScope Inc., Term Loan B, 4.963% - 5.301%,
          12/26/14 ............................................       United States          7,241,204             6,978,710
                                                                                                             ---------------
       CONSTRUCTION & ENGINEERING 0.3%
       CONTECH Construction Products Inc.,
          Term Loan B, 4.47% - 4.77%, 1/31/13 .................       United States          5,468,821             4,785,219
                                                                                                             ---------------
       CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS 1.3%
       Oshkosh Truck Corp.,
          Term Loan A, 3.96% - 4.18%, 12/06/11 ................       United States          1,937,500             1,772,813
          Term Loan B, 4.21% - 4.43%, 12/06/13 ................       United States         19,085,344            17,472,041
                                                                                                             ---------------
                                                                                                                  19,244,854
                                                                                                             ---------------
       CONSTRUCTION MATERIALS 0.2%
       Headwaters Inc., Term Loan B, 4.46%, 4/30/11 ...........       United States          3,383,362             3,264,945
                                                                                                             ---------------
       CONSUMER ELECTRONICS 0.1%
       DEI Sales Inc., Term Loan B, 6.47%, 9/22/13 ............       United States          2,541,573             1,715,562
                                                                                                             ---------------
       DATA PROCESSING & OUTSOURCED SERVICES 3.3%
       Affiliated Computer Services Inc.,
          Additional Term Loan, 4.459% - 4.463%, 3/20/13 ......       United States          5,423,731             5,265,255
          Term Loan B, 4.46%, 3/20/13 .........................       United States          2,333,053             2,264,884
       Emdeon Business Services LLC, First Lien
          Term Loan, 4.81%, 11/16/13 ..........................       United States          4,888,431             4,619,567
       First Data Corp.,
          Term Loan B-1, 5.212% - 5.552%, 9/24/14 .............       United States          4,300,570             3,966,666
          Term Loan B-2, 5.212% - 5.552%, 9/24/14 .............       United States            673,133               620,858
          Term Loan B-3, 5.551% - 5.552%, 9/24/14 .............       United States          2,867,047             2,642,804
       infoGROUP Inc.,
          2007 Term Loan, 4.81%, 2/10/12 ......................       United States          2,955,000             2,822,025
          Term Loan B, 4.81%, 2/10/12 .........................       United States          4,585,489             4,379,142
       Lender Processing Services Inc., Term Loan B, 4.963%,
          7/02/14 .............................................       United States          4,900,000             4,906,125
       Metavante Corp., Term Loan B, 4.623%, 11/01/14 .........       United States          9,283,000             8,714,416
       SunGard Data Systems Inc., New U.S. Term Loan, 4.508%,
          2/28/14 .............................................       United States          7,717,668             7,295,110
                                                                                                             ---------------
                                                                                                                  47,496,852
                                                                                                             ---------------
       DISTILLERS & VINTNERS 0.2%
       Constellation Brands Inc., Term Loan B, 4.00% - 4.188%,
          6/05/13 .............................................       United States          2,550,000             2,478,281
                                                                                                             ---------------


                    Quarterly Statements of Investments | 23

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                          COUNTRY             AMOUNT(a)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       DIVERSIFIED CHEMICALS 2.7%
       Celanese U.S. Holdings LLC, Dollar Term Loan, 4.283%,
          4/02/14 .............................................       United States      $  13,442,525       $    12,676,785
       Huntsman International LLC, Term Loan B, 4.213%,
          4/19/14 .............................................       United States          9,086,647             8,546,318
   (c) Ineos U.S. Finance LLC,
          Term Loan B2, 4.885%, 12/16/13 ......................       United States          5,278,000             4,413,727
          Term Loan C2, 5.385%, 12/23/14 ......................       United States          5,278,000             4,413,727
       Invista Canada Co., Term Loan B2, 4.301%, 4/29/11 ......          Canada              3,192,711             3,033,076
       Invista SARL, Term Loan B1, 4.301%, 4/29/11 ............        Luxembourg            6,061,342             5,758,275
                                                                                                             ---------------
                                                                                                                  38,841,908
                                                                                                             ---------------
       DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES 4.8%
       Affinion Group Inc., Term Loan B, 4.963% - 5.178%,
          10/17/12 ............................................       United States          9,695,901             9,304,022
   (c) ARAMARK Corp.,
          Synthetic L/C, 2.44%, 1/26/14 .......................       United States            891,875               849,286
          Term Loan B, 4.676%, 1/26/14 ........................       United States         13,971,069            13,303,923
       Audatex North America Inc., Domestic
          Term Loan C, 4.788%, 5/16/14 ........................       United States          3,904,012             3,669,772
       Getty Images Inc., Initial Term Loan, 7.25%, 7/02/15 ...       United States          2,900,000             2,882,783
       Language Lines Inc., Term Loan B, 6.06%, 6/11/11 .......       United States          3,828,645             3,598,926
       Nielsen Finance LLC (VNU Inc.), Dollar
          Term Loan, 4.734%, 8/09/13 ..........................       United States         17,853,727            16,639,584
       TDS Investor Corp. (Travelport),
          Delayed Draw Term Loan, 4.713%, 8/23/13 .............       United States          7,128,696             6,005,927
          Synthetic L/C, 5.056%, 8/23/13 ......................       United States            420,113               353,945
          Term Loan B, 4.713%, 8/23/13 ........................       United States          1,986,512             1,673,637
       West Corp.,
          Term Loan B-2, 4.838% - 5.171%, 10/24/13 ............       United States         12,671,724            11,416,437
          Term Loan B-3, 8.50%, 10/24/13 ......................       United States            997,500               993,759
                                                                                                             ---------------
                                                                                                                  70,692,001
                                                                                                             ---------------
       EDUCATION SERVICES 1.3%
       Bright Horizons Family Solution Inc.,
          Term Loan B, 7.50% 5/21/15 ..........................       United States          7,200,000             7,103,253
       Education Management LLC, Term Loan C, 4.563%,
          6/01/13 .............................................       United States         10,227,388             9,392,762
       Laureate Education Inc., Closing Date Term Loan, 5.708%,
          8/17/14 .............................................       United States          2,633,416             2,447,431
                                                                                                             ---------------
                                                                                                                  18,943,446
                                                                                                             ---------------
       ELECTRICAL COMPONENTS & EQUIPMENT 0.1%
       Baldor Electric Co., Term Loan B, 4.25% - 5.75%,
          1/31/14 .............................................       United States          1,430,298             1,395,883
                                                                                                             ---------------
       ELECTRONIC EQUIPMENT MANUFACTURERS 0.5%
       Sensus Metering Systems Inc.,
          Term Loan B1, 4.46% - 4.786%, 12/17/10 ..............       United States          7,722,577             7,297,835
          Term Loan B2, 4.46%, 12/17/10 .......................        Luxembourg              199,023               188,077
                                                                                                             ---------------
                                                                                                                   7,485,912
                                                                                                             ---------------
       ELECTRONIC MANUFACTURING SERVICES 0.6%
       FCI USA,
          Term Loan B1, 4.835%, 11/01/13 ......................       United States          2,641,850             2,514,710
          Term Loan C1, 4.835%, 11/03/14 ......................       United States          2,641,850             2,537,866
       Flextronics International USA Inc.,
          Term Loan A, 5.038% - 5.041%, 10/01/14 ..............       United States          3,772,873             3,429,779
          Term Loan A-1, 5.041%, 10/01/14 .....................       United States          1,084,159               985,569
                                                                                                             ---------------
                                                                                                                   9,467,924
                                                                                                             ---------------


                    24 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                          COUNTRY              AMOUNT(a)           VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       ENVIRONMENTAL & FACILITIES SERVICES 1.6%
       Allied Waste North America Inc.,
          Credit Link, 4.360%, 3/28/14 ........................       United States      $   2,838,163       $     2,789,085
          Term Loan B, 3.96% - 4.57%, 3/28/14 .................       United States          4,720,552             4,638,924
       Duratek Inc. (EnergySolutions), Term Loan B, 5.47%,
          6/07/13 .............................................       United States          2,017,937             1,972,533
       EnergySolutions LLC,
          Synthetic L/C, 2.46%, 6/07/13 .......................       United States            269,683               263,616
          Synthetic L/C (Add-On), 2.46%, 6/07/13 ..............       United States          1,830,189             1,789,009
          Term Loan B, 5.47%, 6/07/13 .........................       United States          4,206,005             4,111,370
   (d) EnviroSolutions Inc., Initial Term Loan, PIK,
          11.50% - 12.25%, 7/07/12 ............................       United States          6,141,487             5,573,400
       Safety-Kleen Systems Inc.,
          Synthetic L/C, 2.50%, 8/02/13 .......................       United States            528,814               511,384
          Term Loan B, 5.00%, 8/02/13 .........................       United States          1,991,644             1,925,999
                                                                                                             ---------------
                                                                                                                  23,575,320
                                                                                                             ---------------
       FOOD RETAIL 0.2%
       Pantry Inc.,
          Delayed Draw Term Loan, 4.22%, 5/14/14 ..............       United States            754,913               679,421
          Term Loan B, 4.22%, 5/14/14 .........................       United States          2,622,328             2,360,095
                                                                                                             ---------------
                                                                                                                   3,039,516
                                                                                                             ---------------
       GENERAL MERCHANDISE STORES 0.2%
       Dollar General Corp., Tranche B-1 Term Loan,
          5.213% - 5.549%, 7/07/14 ............................       United States          2,800,000             2,600,209
                                                                                                             ---------------
       HEALTH CARE EQUIPMENT 0.6%
       DJO Finance LLC, Term Loan B, 5.463% - 5.801%,
          5/20/14 .............................................       United States          8,706,250             8,466,828
                                                                                                             ---------------
       HEALTH CARE FACILITIES 5.4%
       Community Health Systems Inc., Term Loan, 4.713% -
          4.899%, 7/25/14 .....................................       United States         21,408,369            20,300,722
       HCA Inc., Term Loan B-1, 5.051%, 11/18/13 ..............       United States         19,840,980            18,684,965
       Health Management Associates Inc., Term Loan B,
          4.551%, 2/28/14 .....................................       United States          5,912,839             5,478,618
       HealthSouth Corp., Term Loan B, 5.29%, 3/10/13 .........       United States          7,890,133             7,474,488
       Iasis Healthcare LLC,
          Delayed Draw Term Loan, 4.463%, 3/14/14 .............       United States          2,933,227             2,741,344
          Initial Term Loan, 4.463%, 3/14/14 ..................       United States          8,477,271             7,922,714
          Synthetic L/C, 4.60%, 3/14/14 .......................       United States            782,194               731,025
       LifePoint Hospitals Inc., Term Loan B, 4.274%,
          4/15/12 .............................................       United States          1,956,042             1,894,182
       Psychiatric Solutions Inc., Second Additional
          Term Loan, 4.208% - 4.399%, 7/01/12 .................       United States          2,876,907             2,734,860
       Vanguard Health Holding Co. II LLC, Replacement
          Term Loan, 5.051%, 9/23/11 ..........................       United States         11,108,630            10,726,705
                                                                                                             ---------------
                                                                                                                  78,689,623
                                                                                                             ---------------
       HEALTH CARE SERVICES 2.0%
       AMR Holdco/EmCare Holdco, Term Loan B, 4.461% - 4.696%,
          2/10/12 .............................................       United States          2,321,455             2,260,517
       DaVita Inc., Term Loan B-1, 3.97% - 4.30%,
          10/05/12 ............................................       United States         16,774,532            16,181,435
       Fresenius Medical Care Holdings Inc., Term Loan B,
          4.019% - 4.184%, 3/31/13 ............................       United States          6,616,964             6,444,301
       U.S. Oncology Inc., Term Loan B, 5.549% - 5.551%,
          8/20/11 .............................................       United States          2,575,385             2,482,027
       VICAR Operating Inc., Incremental Term Loan, 4.00%,
          5/16/11 .............................................       United States          1,481,250             1,444,219
                                                                                                             ---------------
                                                                                                                  28,812,499
                                                                                                             ---------------


                    Quarterly Statements of Investments | 25

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                          COUNTRY              AMOUNT(a)           VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       HEALTH CARE SUPPLIES 0.4%
       Bausch and Lomb Inc.,
          Delayed Draw Term Loan, 6.051%, 4/28/15 .............       United States      $     876,313       $       854,770
          Parent Term Loan B, 6.051%, 4/28/15 .................       United States          5,812,874             5,669,976
                                                                                                             ---------------
                                                                                                                   6,524,746
                                                                                                             ---------------
       HOME FURNISHINGS 0.6%
       National Bedding Co. LLC, Term Loan, 4.463% -
          4.776%, 2/28/13 .....................................       United States          2,917,702             2,302,554
       Sealy Mattress Co., Revolver, 4.198% - 6.25%, 4/14/11 ..       United States            875,000               778,750
       Simmons Bedding Company, Term Loan D, 4.813% - 7.25%,
          12/19/11 ............................................       United States          6,400,910             6,008,854
                                                                                                             ---------------
                                                                                                                   9,090,158
                                                                                                             ---------------
       HOUSEHOLD PRODUCTS 0.4%
       Central Garden & Pet Co., Term Loan B, 3.97%, 9/30/12 ..       United States          3,849,099             3,416,076
       Prestige Brands Inc., Term Loan B, 4.713% - 5.043%,
          4/06/11 .............................................       United States          2,335,835             2,283,279
                                                                                                             ---------------
                                                                                                                   5,699,355
                                                                                                             ---------------
       HOUSEWARES & SPECIALTIES 1.0%
       Jarden Corp.,
          Term Loan B1, 4.551%, 1/24/12 .......................       United States            606,801               577,725
          Term Loan B2, 4.551%, 1/24/12 .......................       United States          8,798,486             8,376,889
       Jostens IH Corp. (Visant Holding Corp.), Term Loan C,
          5.171%, 12/21/11 ....................................       United States          6,011,589             5,876,329
                                                                                                             ---------------
                                                                                                                  14,830,943
                                                                                                             ---------------
       HUMAN RESOURCE & EMPLOYMENT SERVICES 0.1%
       Allied Security Holdings LLC, Term Loan D, 7.00%,
          6/30/10 .............................................       United States          1,863,016             1,779,180
                                                                                                             ---------------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.1%
       Dynegy Holdings Inc.,
          Term L/C Facility, 3.963%, 4/02/13 ..................       United States          9,211,240             8,584,875
          Term Loan B, 3.963%, 4/02/13 ........................       United States            882,095               822,112
       NRG Energy Inc.,
          Credit Link, 2.701%, 2/01/13 ........................       United States          6,477,368             6,177,790
          Term Loan, 4.301%, 2/01/13 ..........................       United States         13,223,497            12,611,911
       Texas Competitive Electric Holdings Co. LLC,
          Term Loan B-2, 5.961% - 6.478%, 10/10/14 ............       United States         14,885,012            14,029,124
          Term Loan B-3, 6.234% - 6.478%, 10/10/14 ............       United States          3,970,000             3,729,319
                                                                                                             ---------------
                                                                                                                  45,955,131
                                                                                                             ---------------
       INDUSTRIAL CONGLOMERATES 0.6%
       TriMas Co. LLC,
          Term Loan B, 4.71% - 5.045%, 8/02/13 ................       United States          8,498,193             7,648,373
          Tranche B-1 L/C, 4.686%, 8/02/11 ....................       United States          1,996,052             1,796,447
                                                                                                             ---------------
                                                                                                                   9,444,820
                                                                                                             ---------------
       INDUSTRIAL MACHINERY 1.7%
       Bucyrus International Inc., Tranche B Dollar Term Loan,
          4.077% - 4.291%, 5/04/14 ............................       United States          3,659,278             3,531,203
       CI Acquisition Inc. (Chart Industries), Term Loan B,
          4.458% - 4.50%, 10/17/12 ............................       United States          1,735,586             1,687,858
       Husky Injection Molding Systems Ltd. (Ontario Inc.),
          Term Loan, 5.801%, 12/14/12 .........................          Canada              3,283,500             3,283,500


                    26 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                          COUNTRY              AMOUNT(a)           VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       INDUSTRIAL MACHINERY (CONTINUED)
       Mueller Water Products Inc., Term Loan B, 4.213% -
          4.551%, 5/24/14 .....................................       United States      $   5,501,455       $     5,166,785
       RBS Global Inc. (Rexnord Corp.),
          Incremental Tranche B-2, 4.791%, 7/22/13 ............       United States          1,866,421             1,773,100
          Term Loan, 5.286%, 7/22/13 ..........................       United States          8,606,557             8,165,471
                                                                                                             ---------------
                                                                                                                  23,607,917
                                                                                                             ---------------
       INTEGRATED TELECOMMUNICATION SERVICES 2.8%
       GCI Holdings Inc., Add-On Term Loan, 6.72%, 8/31/12 ....       United States          6,134,435             6,034,750
       Iowa Telecommunications Services Inc., Term Loan B,
          4.54% - 4.56%, 11/23/11 .............................       United States          3,750,000             3,568,751
       NTELOS Inc., Term Loan B-1, 5.27%, 8/24/11 .............       United States          7,123,811             6,976,883
       Wind Telecomunicazioni SpA,
          Term Loan B-2, 5.01%, 12/12/14 ......................           Italy              5,850,000             5,610,519
          Term Loan C-2, 5.76%, 12/12/15 ......................           Italy              5,850,000             5,609,389
       Windstream Corp., Tranche B-1, 4.29%, 7/17/13 ..........       United States         11,841,103            11,469,222
   (e) Winstar Communications Inc., DIP, 8.00%, 2/20/49 .......       United States            837,576             1,286,726
                                                                                                             ---------------
                                                                                                                  40,556,240
                                                                                                             ---------------
       INVESTMENT BANKING & BROKERAGE 0.2%
       TD Ameritrade Holding Corp., Term Loan B, 3.96%,
          12/31/12 ............................................       United States          3,202,660             3,118,577
                                                                                                             ---------------
       IT CONSULTING & OTHER SERVICES 0.5%
       Acxiom Corp., Term Loan B, 4.208% - 4.834%, 9/14/12 ....       United States          5,179,917             5,037,469
       CACI International Inc., Term Loan B-2, 3.96% - 4.32%,
          5/03/11 .............................................       United States          2,080,960             2,049,745
                                                                                                             ---------------
                                                                                                                   7,087,214
                                                                                                             ---------------
       LEISURE FACILITIES 0.4%
       24 Hour Fitness Worldwide Inc., Term Loan B, 4.97%,
          6/08/12 .............................................       United States          6,152,833             5,814,427
                                                                                                             ---------------
       LEISURE PRODUCTS 0.1%
       PlayPower Inc., Term Loan B, 5.55%, 6/30/12 ............       United States          1,259,055             1,161,478
                                                                                                             ---------------
       LIFE & HEALTH INSURANCE 0.7%
       Conseco Inc., Term Loan, 4.463%, 10/10/13 ..............       United States         11,583,517            10,157,297
                                                                                                             ---------------
       METAL & GLASS CONTAINERS 0.3%
       Anchor Glass Container Corp., Term Loan, 7.75%,
          6/20/14 .............................................       United States          4,023,571             3,968,247
                                                                                                             ---------------
       MOVIES & ENTERTAINMENT 2.2%
       Cinemark USA Inc., Term Loan, 4.43% - 4.93%,
          10/05/13 ............................................       United States          7,892,665             7,459,981
       Regal Cinemas Corp., Term Loan, 4.301%, 10/27/13 .......       United States         20,540,382            19,399,241
       Zuffa LLC, Term Loan B, 4.50%, 6/19/15 .................       United States          5,749,721             4,829,765
                                                                                                             ---------------
                                                                                                                  31,688,987
                                                                                                             ---------------
       OFFICE SERVICES & SUPPLIES 0.1%
       Acco Brands Corp., Term Loan B, 4.428% - 4.553%,
          8/17/12 .............................................       United States          1,941,251             1,902,426
                                                                                                             ---------------
       OIL & GAS DRILLING 0.6%
       Dresser Inc., Term Loan B, 4.713% - 5.219%, 5/04/14 ....       United States          8,794,806             8,457,674
                                                                                                             ---------------
       OIL & GAS EQUIPMENT & SERVICES 0.4%
       Helix Energy Solutions Group, Term Loan B, 4.463% -
          4.788%, 7/01/13 .....................................       United States          5,398,124             5,240,677
                                                                                                             ---------------


                    Quarterly Statements of Investments | 27

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                          COUNTRY              AMOUNT(a)           VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       OIL & GAS EXPLORATION & PRODUCTION 0.2%
       ATP Oil and Gas Corp.,
          Tranche B-1, 8.50%, 7/15/14 .........................       United States      $   1,660,909       $     1,616,618
          Tranche B-2, 8.50%, 1/15/11 .........................       United States            949,091               923,781
                                                                                                             ---------------
                                                                                                                   2,540,399
                                                                                                             ---------------
       OIL & GAS REFINING & MARKETING 0.5%
       Alon Refining Krotz Springs Inc., Term Loan, 10.75%,
          7/03/14 .............................................       United States          1,800,000             1,734,750
       Citgo Petroleum Corp., Term Loan B, 3.767%,
          11/15/12 ............................................       United States          5,696,475             5,326,204
                                                                                                             ---------------
                                                                                                                   7,060,954
                                                                                                             ---------------
       OIL & GAS STORAGE & TRANSPORTATION 0.2%
       Niska Gas Storage Canada ULC (C/R Gas),
          Asset Sale Term Loan, 4.843%, 5/13/11 ...............          Canada                141,947               132,366
          Canadian Term Loan, 4.534%, 5/12/13 .................          Canada              2,240,794             2,089,540
       Niska Gas Storage U.S. LLC (C/R Gas),
          Delayed Draw, 4.844%, 5/12/13 .......................       United States            246,157               229,541
          U.S. Term Loan, 4.411%, 5/12/13 .....................       United States            363,390               338,862
                                                                                                             ---------------
                                                                                                                   2,790,309
                                                                                                             ---------------
       PACKAGED FOODS & MEATS 1.7%
       Bumble Bee Foods LLC, Term Loan B, 5.008% - 5.123%,
          5/02/12 .............................................       United States          2,000,000             1,925,000
       Dean Foods Co., Term Loan B, 3.97% - 4.31%,
          4/02/14 .............................................       United States         16,401,477            15,535,282
       Del Monte Foods Co., Term Loan B, 3.961% - 4.30%,
          2/08/12 .............................................       United States          2,341,454             2,306,576
       OSI Group LLC,
          German Term Loan, 4.801%, 9/02/11 ...................         Germany              1,177,994             1,163,269
          Netherlands Term Loan, 4.801%, 9/02/11 ..............       Netherlands            1,472,492             1,454,086
          U.S. Term Loan, 4.801%, 9/02/11 .....................       United States          2,650,487             2,617,356
                                                                                                             ---------------
                                                                                                                  25,001,569
                                                                                                             ---------------
       PAPER PACKAGING 1.4%
       Domtar Corp., Term Loan, 3.838%, 3/07/14 ...............       United States          2,809,406             2,716,928
       Graham Packaging Co. LP, New Term Loan, 4.875% - 5.063%,
          10/07/11 ............................................       United States          3,620,469             3,456,690
       Graphic Packaging International Inc.,
          Incremental Term Loan, 5.535% - 5.884%, 5/16/14 .....       United States          2,985,000             2,871,887
          Term Loan B, 4.785% - 4.80%, 5/16/14 ................       United States          3,600,000             3,387,856
       Rock-Tenn Co., Term Loan B, 5.75%, 3/05/14 .............       United States          3,591,000             3,575,289
       Smurfit-Stone Container Canada Inc.,
          Term Loan C, 4.50% - 4.688%, 11/01/11 ...............          Canada              2,546,351             2,471,722
          Term Loan C-1, 4.50%, 11/01/11 ......................          Canada                667,501               647,938
       Smurfit-Stone Container Enterprises,
          L/C Term Loan, 2.713%, 11/01/10 .....................       United States            892,446               866,290
          Term Loan B, 4.50% - 4.688%, 11/01/11 ...............       United States            868,810               843,347
                                                                                                             ---------------
                                                                                                                  20,837,947
                                                                                                             ---------------
       PAPER PRODUCTS 1.8%
       Georgia-Pacific Corp.,
          Additional Term Loan, 4.446% - 4.551%, 12/20/12 .....       United States          4,514,583             4,268,877
          Term Loan B, 4.399% - 4.551%, 12/20/12 ..............       United States         17,021,274            16,094,891
       NewPage Corp., Term Loan, 7.75%, 12/22/14 ..............       United States          3,205,540             3,176,149
       Verso Paper Holdings LLC, Term Loan B, 4.551%,
          8/01/13  ............................................       United States          2,972,055             2,813,546
                                                                                                             ---------------
                                                                                                                  26,353,463
                                                                                                             ---------------


                     28 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                           COUNTRY            AMOUNT(a)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       PERSONAL PRODUCTS 0.7%
       Chattem Inc., Term Loan B, 4.411% - 4.541%, 1/02/13 ....       United States      $       2,273,332   $     2,222,182
   (c) FTD Group Inc., Term Loan B, 8.50%, 8/04/14 ............       United States              6,200,000         6,169,000
       Herbalife International Inc., Term Loan B, 4.31%,
          7/21/13 .............................................       United States              3,026,248         2,859,805
                                                                                                             ---------------
                                                                                                                  11,250,987
                                                                                                             ---------------
       PHARMACEUTICALS 0.3%
       Mylan Inc., Term Loan B, 5.75%, 10/02/14 ...............       United States              3,880,500         3,848,486
                                                                                                             ---------------
       PROPERTY & CASUALTY INSURANCE 0.1%
       Affirmative Insurance Holdings Inc., Term Loan,
          6.149% - 6.299%, 1/31/14 ............................       United States              1,186,601         1,014,544
                                                                                                             ---------------
       PUBLISHING 4.4%
       Canwest Mediaworks LP, Credit D, 4.649%, 7/10/14 .......           Canada                 9,533,924         8,890,385
       Dex Media East LLC, Term Loan B, 4.64% - 4.81%,
       10/24/14 ...............................................       United States                200,000           181,800
       Dex Media West LLC, Term Loan B, 7.00%, 10/24/14 .......       United States              7,500,000         7,108,597
       Idearc Inc., Term Loan B, 4.47% - 4.80%, 11/17/14 ......       United States             23,615,214        17,681,891
   (c) Newsday LLC, Floating Rate Term Loan, 9.50%, 8/01/13 ...       United States              5,000,000         5,000,000
       R.H. Donnelley Inc.,
          Term Loan D-1, 6.75%, 6/30/11 .......................       United States              1,506,346         1,438,184
          Term Loan D-2, 6.43%-6.75%, 6/30/11 .................       United States              7,762,384         7,406,611
       Tribune Co.,
          Term Loan B, 5.786%, 5/16/14 ........................       United States             16,011,203        11,498,045
          Term Loan X, 5.541%, 5/18/09 ........................       United States              3,477,427         3,369,627
       Wenner Media LLC, Term Loan B, 4.551%, 10/02/13 ........       United States              2,457,644         2,297,897
                                                                                                             ---------------
                                                                                                                  64,873,037
                                                                                                             ---------------
       RAILROADS 0.2%
       Kansas City Southern Railway Co., Term Loan B,
          4.22% - 4.56%, 4/26/13 ..............................       United States              2,817,273         2,729,233
                                                                                                             ---------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 0.4%
       CB Richard Ellis Services Inc., Term Loan B, 3.958%,
          12/20/13 ............................................       United States              6,341,640         5,786,747
                                                                                                             ---------------
       RESTAURANTS 1.1%
       Arby's Restaurant Holdings LLC, Term Loan B,
          4.713% - 5.051%, 7/25/12 ............................       United States              6,816,488         6,430,219
       CBRL Group (Cracker Barrel),
          Term Loan B1, 4.29%, 4/27/13 ........................       United States              2,676,302         2,478,925
          Term Loan B2 (Delayed Draw), 4.29%, 4/27/13 .........       United States                619,469           573,783
       OSI Restaurant Partners LLC (Outback),
          Pre-Funded Revolving Credit, 2.596%, 6/14/13 ........       United States                635,795           534,068
          Term Loan B, 5.125%, 6/14/14 ........................       United States              7,969,369         6,694,270
                                                                                                             ---------------
                                                                                                                  16,711,265
                                                                                                             ---------------
       RETAIL REITS 0.6%
       Capital Automotive REIT, Term Loan B, 4.23%,
          12/15/10 ............................................       United States              1,806,876         1,717,888
       Macerich Co., Term Loan B, 4.00%, 4/25/10 ..............       United States              7,170,000         6,811,500
                                                                                                             ---------------
                                                                                                                   8,529,388
                                                                                                             ---------------


                    Quarterly Statements of Investments | 29

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                           COUNTRY            AMOUNT(a)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       SEMICONDUCTORS 1.2%
       Fairchild Semiconductor Corp.,
          Incremental Term Loan, 5.301%, 6/26/13 ..............       United States      $       4,937,625   $     4,925,281
          Initial Term Loan, 4.301%, 6/26/13 ..................       United States              4,930,780         4,721,221
       Marvell Technology Group Ltd., Term Loan, 4.963%,
          11/08/09 ............................................          Bermuda                 7,757,875         7,447,560
                                                                                                             ---------------
                                                                                                                  17,094,062
                                                                                                             ---------------
       SPECIALIZED CONSUMER SERVICES 0.5%
       Brickman Group Holdings Inc., Term Loan B, 4.801%,
          1/23/14 .............................................       United States              2,757,538         2,523,147
       FTD Inc., Term Loan B, 4.213%, 7/28/13 .................       United States              3,650,997         3,568,849
       Protection One Inc., Term Loan C, 4.71% - 4.72%,
          3/31/12 .............................................       United States              1,550,300         1,441,779
                                                                                                             ---------------
                                                                                                                   7,533,775
                                                                                                             ---------------
       SPECIALTY CHEMICALS 3.8%
       Brenntag Holding GmbH & Co. KG,
          Acquisition Facility, 5.071%, 1/20/14 ...............          Germany                   824,727           756,687
          Term Loan B2, 5.071%, 1/20/14 .......................       United States              3,375,273         3,096,813
       Cognis GmbH, Term Loan C, 4.814%, 9/15/13 ..............          Germany                 5,500,000         5,077,188
       Hexion Specialty Chemicals BV,
          Term Loan C-2, 5.063%, 5/03/13 ......................        Netherlands               3,608,319         3,148,258
          Term Loan C-5, 5.063%, 5/03/13 ......................        Netherlands               1,188,000         1,036,530
       Hexion Specialty Chemicals Inc., Term Loan C-1, 5.063%,
          5/03/13 .............................................       United States             16,610,709        14,492,843
       ISP Chemco LLC, Term Loan B, 4.00% - 4.25%, 6/04/14 ....       United States              2,564,548         2,370,070
       Nalco Co., Term Loan B, 4.22% - 4.92%, 11/04/10 ........       United States              3,241,281         3,208,868
       Oxbow Carbon LLC,
          Delayed Draw Term Loan, 4.801%, 5/08/14 .............       United States                526,228           492,681
          Term Loan B, 4.46% - 4.801%, 5/08/14 ................       United States              5,878,013         5,503,290
       Polypore Inc., Incremental Term Loan, 4.72%, 7/03/14 ...       United States              2,878,481         2,705,772
       PQ Corp., Term Loan, 5.92% - 6.05%, 7/30/14 ............       United States              7,300,000         6,864,285
       Rockwood Specialties Group Inc., Term Loan E, 4.299%,
          7/30/12 .............................................       United States              4,300,048         4,148,777
       Vertellus Specialties Inc., Term Loan, 7.063%,
          12/10/12 ............................................       United States              3,109,375         3,039,414
                                                                                                             ---------------
                                                                                                                  55,941,476
                                                                                                             ---------------
       SYSTEMS SOFTWARE 0.3%
       Macrovision Solutions Corp., Term Loan B, 7.25%,
          5/02/13 .............................................       United States              4,100,000         4,105,125
                                                                                                             ---------------
       TRADING COMPANIES & DISTRIBUTORS 1.7%
       Ashtead Group PLC, Term Loan, 4.50%, 8/31/11 ...........      United Kingdom              3,503,600         3,324,041
       Bakercorp., Term Loan C, 4.713% - 5.267%, 5/08/14 ......       United States             10,631,086         9,767,310
       Interline Brands,
          Delayed Draw Term Loan, 4.19%, 6/23/13 ..............       United States              2,220,450         2,109,428
          Term Loan B, 4.19%, 6/23/13 .........................       United States              1,533,749         1,457,061
       RSC Holdings III, ABL Term Loan, 4.55% - 4.56%,
          11/27/12 ............................................       United States              8,763,900         8,314,750
                                                                                                             ---------------
                                                                                                                  24,972,590
                                                                                                             ---------------
       TRUCKING 0.6%
       Avis Budget Car Rental LLC, Term Loan, 4.05%,
          4/19/12 .............................................       United States              3,125,254         2,742,898
       Hertz Corp.,
          Credit Link, 2.801%, 12/21/12 .......................       United States              1,078,931           995,314
          Term Loan B, 4.21%, 12/21/12 ........................       United States              5,951,743         5,490,483
                                                                                                             ---------------
                                                                                                                   9,228,695
                                                                                                             ---------------


                    30 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN FLOATING RATE DAILY ACCESS FUND                           COUNTRY            AMOUNT(a)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (b) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       WIRELESS TELECOMMUNICATION SERVICES 1.7%
       Alltel Communications Inc., Term Loan B-3, 5.208%,
          5/18/15 .............................................       United States      $       9,428,750   $     9,394,873
       Intelsat Corp. (Panamsat),
       Tranche B-2-A, 5.288%, 1/03/14 .........................       United States              4,536,510         4,294,565
       Tranche B-2-B, 5.288%, 1/03/14 .........................       United States              4,535,143         4,293,270
       Tranche B-2-C, 5.288%, 1/03/14 .........................       United States              4,535,143         4,293,270
       Intelsat Subsidiary Holding Co. Ltd., Term Loan B,
          5.288%, 6/30/13 .....................................       United States              4,225,253         4,060,468
                                                                                                             ---------------
                                                                                                                  26,336,446
                                                                                                             ---------------
TOTAL SENIOR FLOATING RATE INTERESTS (COST $1,385,409,365) ....                                                1,302,709,784
                                                                                                             ---------------

                                                                                          SHARES/WARRANTS
                                                                                         -----------------
       COMMON STOCKS AND OTHER EQUITY INTERESTS 0.0%(f)
       OTHER DIVERSIFIED FINANCIAL SERVICES 0.0%(f)
(g, h) Vertis Holdings Inc., wts., 6/30/11 ....................       United States                 39,812                --
                                                                                                             ---------------
       STEEL 0.0%(f)
(g, h) Copperweld Holding Co., B, Escrow Account ..............       United States                  1,741           150,405
                                                                                                             ---------------
       TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
          (COST $150,405) .....................................                                                      150,405
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENT
          (COST $1,385,559,770) ...............................                                                1,302,860,189
                                                                                                             ---------------
       SHORT TERM INVESTMENT(COST $161,258,864) 11.0%
       MONEY MARKET FUND 11.0%
   (i) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 2.20% ....................................       United States            161,258,864       161,258,864
                                                                                                             ---------------
       TOTAL INVESTMENTS (COST $1,546,818,634) 100.3% .........                                                1,464,119,053
       OTHER ASSETS, LESS LIABILITIES (0.3)% ..................                                                   (4,311,115)
                                                                                                             ---------------
       NET ASSETS 100.0% ......................................                                              $ 1,459,807,938
                                                                                                             ===============

See Selected Portfolio Abbreviations on page 63.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) A portion or all of the security purchased on a when-issued or delayed delivery basis.

(d)  Income may be received in additional securities and/or cash.

(e)  Defaulted security.

(f)  Rounds to less than 0.1% of net assets.

(g)  Non-income producing for the twelve months ended July 31, 2008.

(h) Security has been deemed illiquid because it may not be able to be sold within seven days. At July 31, 2008, the aggregate value of these securities was $150,405, representing 0.01% of net assets.

(i) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                    Quarterly Statements of Investments | 31

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

                                                                                             PRINCIPAL
       FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                              AMOUNT              VALUE
       -------------------------------------------------------------------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES 44.0%
   (a) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 1.7%
       FHLMC, 4.225%, 12/01/34 .......................................................   $       1,153,321   $     1,158,645
       FHLMC, 4.441%, 9/01/33 ........................................................             275,113           276,768
       FHLMC, 6.357%, 8/01/34 ........................................................           1,772,827         1,797,614
       FHLMC, 6.387%, 12/01/33 .......................................................           1,050,740         1,059,442
                                                                                                             ---------------
                                                                                                                   4,292,469
                                                                                                             ---------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 10.0%
       FHLMC Gold 15 Year, 5.00%, 10/01/17 ...........................................             308,862           306,395
       FHLMC Gold 15 Year, 5.00%, 5/01/23 ............................................           2,972,924         2,918,517
       FHLMC Gold 15 Year, 5.00%, 6/01/23 ............................................           6,924,905         6,798,174
       FHLMC Gold 15 Year, 5.50%, 8/01/22 ............................................           1,938,465         1,944,376
       FHLMC Gold 15 Year, 5.50%, 5/01/23 ............................................           7,405,952         7,427,793
       FHLMC Gold 15 Year, 6.00%, 10/01/21 ...........................................           3,958,169         4,042,231
       FHLMC Gold 15 Year, 7.00%, 12/01/10 - 9/01/13 .................................             193,269           202,153
       FHLMC Gold 30 Year, 8.50%, 12/01/22 - 7/01/31 .................................           1,546,848         1,692,797
       FHLMC Gold 30 Year, 9.50%, 3/01/21 ............................................              40,814            42,899
                                                                                                             ---------------
                                                                                                                  25,375,335
                                                                                                             ---------------
   (a) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 19.9%
       FNMA, 3.432%, 4/01/34 .........................................................             595,257           600,633
       FNMA, 3.895%, 4/01/35 .........................................................             130,924           131,102
       FNMA, 3.93%, 3/01/33 ..........................................................             272,910           272,342
       FNMA, 4.174%, 6/01/34 .........................................................           1,369,521         1,375,935
       FNMA, 4.198%, 5/01/34 .........................................................           1,182,958         1,189,775
       FNMA, 4.287%, 12/01/33 ........................................................             550,273           553,527
       FNMA, 4.308%, 9/01/33 .........................................................           3,819,102         3,763,045
       FNMA, 4.361%, 8/01/33 .........................................................             675,253           675,702
       FNMA, 4.366%, 2/01/34 .........................................................           2,181,512         2,197,771
       FNMA, 4.372%, 9/01/34 .........................................................             675,320           675,836
       FNMA, 4.442%, 8/01/34 .........................................................           4,040,178         4,135,054
       FNMA, 4.449%, 1/01/35 .........................................................          12,505,265        12,473,249
       FNMA, 4.515%, 6/01/33 .........................................................             334,444           336,526
       FNMA, 4.586%, 7/01/34 .........................................................           2,318,204         2,364,361
       FNMA, 4.666%, 8/01/34 .........................................................           1,293,207         1,297,235
       FNMA, 4.83%, 4/01/33 ..........................................................           1,520,849         1,519,567
       FNMA, 4.842%, 10/01/33 ........................................................             406,627           408,893
       FNMA, 4.896%, 11/01/32 ........................................................           3,927,718         3,970,880
       FNMA, 4.956%, 3/01/33 .........................................................           1,360,496         1,370,856
       FNMA, 5.04%, 3/01/34 ..........................................................             146,576           146,962
       FNMA, 5.465%, 4/01/33 .........................................................             482,380           492,141
       FNMA, 5.718%, 2/01/35 .........................................................           3,042,774         3,056,964
       FNMA, 5.729%, 3/01/35 .........................................................           2,942,166         2,950,508
       FNMA, 5.762%, 1/01/35 .........................................................             378,345           380,170
       FNMA, 5.809%, 11/01/11 ........................................................           2,469,593         2,546,185
       FNMA, 5.845%, 11/01/34 ........................................................             254,004           259,459
       FNMA, 5.991%, 12/01/34 ........................................................             878,895           890,198
       FNMA, 6.062%, 1/01/33 .........................................................             236,698           237,705
       FNMA, 6.174%, 1/01/33 .........................................................              14,380            14,676
                                                                                                             ---------------
                                                                                                                  50,287,257
                                                                                                             ---------------


                    32 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                              AMOUNT              VALUE
       -------------------------------------------------------------------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 10.0%
       FNMA 15 Year, 4.50%, 12/01/18 - 2/01/19 .......................................   $         596,980   $       581,772
       FNMA 15 Year, 5.00%, 2/01/18 - 5/01/18 ........................................           3,149,854         3,128,708
       FNMA 15 Year, 5.00%, 6/01/23 ..................................................           9,318,675         9,162,697
       FNMA 15 Year, 5.50%, 3/01/16 - 11/01/17 .......................................           2,972,612         3,011,362
       FNMA 15 Year, 5.50%, 2/01/21 ..................................................           4,800,259         4,824,917
       FNMA 15 Year, 6.00%, 4/01/16 - 5/01/17 ........................................           2,967,093         3,042,143
       FNMA 15 Year, 6.50%, 12/01/08 - 10/01/16 ......................................             504,619           523,650
       FNMA 15 Year, 7.00%, 7/01/12 - 7/01/14 ........................................             335,721           352,632
       FNMA 15 Year, 7.50%, 12/01/14 - 1/01/15 .......................................             171,555           179,544
       FNMA 30 Year, 9.00%, 1/01/17 - 12/01/20 .......................................             179,314           193,844
       FNMA 30 Year, 9.50%, 7/01/16 - 6/01/22 ........................................             288,980           319,036
                                                                                                             ---------------
                                                                                                                  25,320,305
                                                                                                             ---------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 2.4%
       GNMA I SF 15 Year, 6.50%, 10/15/13 - 7/15/14 ..................................             598,553           620,009
       GNMA I SF 15 Year, 7.50%, 10/15/14 - 12/15/14 .................................             195,795           205,590
       GNMA I SF 30 Year, 5.50%, 4/15/33 - 5/15/33 ...................................             871,427           867,931
       GNMA I SF 30 Year, 6.00%, 3/15/33 .............................................             220,363           223,749
       GNMA I SF 30 Year, 7.50%, 11/15/16 ............................................              43,883            46,886
       GNMA I SF 30 Year, 8.00%, 11/15/16 - 1/15/17 ..................................             135,916           147,284
       GNMA I SF 30 Year, 8.50%, 11/15/08 - 1/15/17 ..................................              55,796            60,818
       GNMA I SF 30 Year, 9.00%, 6/15/16 - 9/15/17 ...................................             505,217           550,563
       GNMA II SF 30 Year, 5.00%, 6/20/38 ............................................           2,519,999         2,420,268
       GNMA II SF 30 Year, 7.50%, 10/20/29 - 10/20/31 ................................             568,789           608,492
       GNMA II SF 30 Year, 9.00%, 6/20/16 - 11/20/16 .................................             105,442           114,434
       GNMA II SF 30 Year, 9.50%, 6/20/16 ............................................              68,191            74,451
                                                                                                             ---------------
                                                                                                                   5,940,475
                                                                                                             ---------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $111,549,473) ..........................                           111,215,841
                                                                                                             ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 48.4%
       FHLB,
          4.625%, 11/21/08 ...........................................................          10,000,000        10,059,290
          4.75%, 4/24/09 .............................................................           2,000,000         2,027,840
          4.875%, 11/18/11 ...........................................................           2,000,000         2,073,182
       FHLMC,
          4.125%, 7/12/10 ............................................................           4,500,000         4,585,676
          5.25%, 7/18/11 .............................................................          16,000,000        16,777,360
          5.75%, 1/15/12 .............................................................           2,000,000         2,127,542
          5.50%, 8/20/12 .............................................................           6,000,000         6,367,584
          4.125%, 12/21/12 ...........................................................           4,000,000         4,036,508
          4.50%, 1/15/13 .............................................................           8,300,000         8,500,096
          3.75%, 6/28/13 .............................................................           7,000,000         6,933,437
          4.50%, 7/15/13 .............................................................           3,500,000         3,582,768
          4.50%, 1/15/14 .............................................................           3,000,000         3,062,952
          4.50%, 1/15/15 .............................................................           2,000,000         2,029,152
       FNMA,
          7.25%, 1/15/10 .............................................................           3,000,000         3,183,771
          2.50%, 4/09/10 .............................................................           4,000,000         3,966,852
          5.125%, 4/15/11 ............................................................           9,000,000         9,393,579


                    Quarterly Statements of Investments | 33

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN LIMITED MATURITY U.S. GOVERNMENT SECURITIES FUND                              AMOUNT              VALUE
       -------------------------------------------------------------------------------   -----------------   ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       FNMA, (continued)
          5.00%, 10/15/11 ............................................................   $       3,000,000   $     3,128,340
          5.375%, 11/15/11 ...........................................................           6,300,000         6,640,641
          4.75%, 11/19/12 ............................................................           4,000,000         4,137,900
          4.375%, 3/15/13 ............................................................           4,000,000         4,076,408
          4.625%, 10/15/13 ...........................................................           5,000,000         5,146,105
       U.S. Treasury Note,
          3.125%, 4/15/09 ............................................................           5,000,000         5,034,770
          4.50%, 3/31/12 .............................................................           5,000,000         5,266,020
                                                                                                             ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $119,604,501) ...............                           122,137,773
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $231,153,974) ...........                           233,353,614
                                                                                                             ---------------

                                                                                               SHARES
                                                                                         -----------------
       SHORT TERM INVESTMENTS 7.4%
       MONEY MARKET FUND (COST $5,052,409) 2.0%
   (b) Franklin Institutional Fiduciary Trust Money Market Portfolio, 2.20% ..........           5,052,409         5,052,409
                                                                                                             ---------------

                                                                                          PRINCIPAL AMOUNT
                                                                                         -----------------
       REPURCHASE AGREEMENT (COST $13,580,355) 5.4%
   (c) Joint Repurchase Agreement, 2.09%, 8/01/08 (Maturity Value $13,581,144) .......   $      13,580,355        13,580,355
          ABN AMRO Bank NV, New York Branch (Maturity Value $1,146,520)
          Banc of America Securities LLC (Maturity Value $1,146,520)
          Barclays Capital Inc. (Maturity Value $1,146,520)
          BNP Paribas Securities Corp. (Maturity Value $1,146,520)
          Credit Suisse Securities (USA) LLC (Maturity Value $1,146,520)
          Deutsche Bank Securities Inc. (Maturity Value $1,146,520)
          Dresdner Kleinwort Securities LLC (Maturity Value $1,146,520)
          Goldman, Sachs & Co. (Maturity Value $1,146,520)
          Lehman Brothers Inc. (Maturity Value $969,424)
          Merrill Lynch Government Securities Inc. (Maturity Value $1,146,520)
          Morgan Stanley & Co. Inc. (Maturity Value $1,146,520)
          UBS Securities LLC (Maturity Value $1,146,520)
             Collateralized by U.S. Government Agency Securities, 2.375%-6.25%,
                8/04/08-5/06/13;
                (d) U.S. Government Agency Discount Notes,
                   12/08/08-5/29/09; (d)U.S. Treasury Bill, 12/11/08;
                   and U.S. Treasury Notes, 3.375%-4.625%, 5/15/09-6/30/13
                                                                                                             ---------------
       TOTAL INVESTMENTS (COST $249,786,738) 99.8% ...................................                           251,986,378
       OTHER ASSETS, LESS LIABILITIES 0.2% ...........................................                               458,203
                                                                                                             ---------------
       NET ASSETS 100.0% .............................................................                       $   252,444,581
                                                                                                             ---------------

See Selected Portfolio Abbreviations on page 63.

(a)  The coupon rate shown represents the rate at period end.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

(c) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2008, all repurchase agreements had been entered into on that date.

(d)  The security is traded on a discount basis with no stated coupon rate.

                     See Notes to Statements of Investments.


                    34 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

       FRANKLIN LOW DURATION TOTAL RETURN FUND                    COUNTRY/ORGANIZATION         SHARES             VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CONVERTIBLE PREFERRED STOCK (COST $20,000) 0.0%(a)
       DIVERSIFIED FINANCIALS 0.0%a
       CIT Group Inc., 7.75%, cvt. pfd., Z ....................       United States                800       $         8,432
                                                                                                             ---------------
       PREFERRED STOCK (COST $104,200) 0.2%
       BANKS 0.2%
       Freddie Mac, 8.375%, pfd., Z ...........................       United States              4,000                67,800
                                                                                                             ---------------

                                                                                             PRINCIPAL
                                                                                             AMOUNT(b)
                                                                                         -----------------
       CORPORATE BONDS 16.9%
       AUTOMOBILES & COMPONENTS 0.3%
       Ford Motor Credit Co. LLC,
          7.875%, 6/15/10 .....................................       United States             50,000                42,619
          senior note, 5.80%, 1/12/09 .........................       United States             50,000                48,507
                                                                                                             ---------------
                                                                                                                      91,126
                                                                                                             ---------------
       BANKS 0.6%
(c, d) Landsbanki Islands HF, 144A, FRN, 3.338%, 8/25/09 ......          Iceland               100,000                95,308
   (e) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual .......       United States            100,000                94,960
                                                                                                             ---------------
                                                                                                                     190,268
                                                                                                             ---------------
       DIVERSIFIED FINANCIALS 4.1%
   (d) Bear Stearns Co. Inc., FRN, 3.186%, 7/19/10 ............       United States            300,000               297,343
       Deutsche Bank AG, 4.875%, 5/20/13 ......................          Germany               200,000               196,278
   (d) General Electric Capital Corp., FRN, 2.886%, 10/21/10 ..       United States             18,000                17,894
       GMAC LLC, 6.875%, 9/15/11 ..............................       United States             50,000                33,075
   (d) Lehman Brothers Holdings Inc., senior note,
          FRN, 3.005%, 7/18/11 ................................       United States            200,000               175,846
   (d) Merrill Lynch & Co. Inc., senior note, C,
          FRN, 2.901%, 3/23/10 ................................       United States            300,000               282,164
       Morgan Stanley, sub. note, 4.75%, 4/01/14 ..............       United States            200,000               179,041
       Textron Financial Corp., 5.125%, 11/01/10 ..............       United States            250,000               254,176
                                                                                                             ---------------
                                                                                                                   1,435,817
                                                                                                             ---------------
       FOOD, BEVERAGE & TOBACCO 0.2%
       Bunge Ltd. Finance Corp., 4.375%, 12/15/08 .............       United States             75,000                75,094
                                                                                                             ---------------
       HOUSEHOLD & PERSONAL PRODUCTS 0.3%
       Avon Products Inc., 5.125%, 1/15/11 ....................       United States            100,000               101,200
                                                                                                             ---------------
       MATERIALS 0.6%
       Rio Tinto Finance USA Ltd., 5.875%, 7/15/13 ............         Australia              200,000               202,821
                                                                                                             ---------------
       MEDIA 3.9%
       Comcast Corp., 5.50%, 3/15/11 ..........................       United States            100,000               100,176
       The Interpublic Group of Cos. Inc., senior note,
          5.40%, 11/15/09 .....................................       United States            200,000               196,000
          7.25%, 8/15/11 ......................................       United States            500,000               483,750
   (d)    FRN, 4.676%, 11/15/10 ...............................       United States            500,000               481,250
       Viacom Inc., senior note, 5.75%, 4/30/11 ...............       United States            100,000                99,209
                                                                                                             ---------------
                                                                                                                   1,360,385
                                                                                                             ---------------
       REAL ESTATE 0.6%
       iStar Financial Inc., 8.625%, 6/01/13 ..................       United States            250,000               196,430
                                                                                                             ---------------


                    Quarterly Statements of Investments | 35

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN LOW DURATION TOTAL RETURN FUND                    COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CORPORATE BONDS (CONTINUED)
       TELECOMMUNICATION SERVICES 6.0%
       AT&T Inc.,
          4.95%, 1/15/13 ......................................       United States            100,000       $       100,258
   (d) FRN, 2.888%, 11/14/08 ..................................       United States            100,000                99,982
       Royal KPN NV, senior note, 8.00%, 10/01/10 .............        Netherlands             200,000               211,958
       Sprint Capital Corp., senior note, 8.375%, 3/15/12 .....       United States          1,000,000               983,252
   (d) Telecom Italia Capital, senior note, FRN,
          3.395%, 7/18/11 .....................................           Italy                300,000               284,988
       Telefonica Europe BV, 7.75%, 9/15/10 ...................        Netherlands             200,000               211,038
       Verizon New England Inc., senior note, 6.50%, 9/15/11 ..       United States            200,000               205,552
                                                                                                             ---------------
                                                                                                                   2,097,028
                                                                                                             ---------------
       UTILITIES 0.3%
       Public Service Electric and Gas Co., 4.00%, 11/01/08 ...       United States            100,000               100,030
                                                                                                             ---------------
       TOTAL CORPORATE BONDS (COST $5,949,593) ................                                                    5,850,199
                                                                                                             ---------------
       CONVERTIBLE BONDS 0.4%
       DIVERSIFIED FINANCIALS 0.1%
       Merrill Lynch & Co. Inc., cvt., senior note,
          zero cpn., 3/13/32 ..................................       United States             31,000                29,887
                                                                                                             ---------------
       MATERIALS 0.0%(a)
       Headwaters Inc., cvt., senior sub. note,
          2.875%, 6/01/16 .....................................       United States             20,000                16,675
                                                                                                             ---------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.1%
       Protein Design Labs Inc., cvt., sub. note,
          2.75%, 8/16/23 ......................................       United States             30,000                29,175
                                                                                                             ---------------
       REAL ESTATE 0.1%
       CapitalSource Inc., cvt., senior sub. note,
          4.00%, 7/15/34 ......................................       United States             48,000                38,928
                                                                                                             ---------------
       RETAILING 0.1%
       Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 .....       United States             25,000                26,219
                                                                                                             ---------------
       TOTAL CONVERTIBLE BONDS (COST $171,205) ................                                                      140,884
                                                                                                             ---------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES 7.2%
       BANKS 0.7%
   (d) Countrywide Asset-Backed Certificates,
          2001-BC3, A, FRN, 2.941%, 12/25/31 ..................       United States              3,002                 2,643
          2002-3, 1A1, FRN, 3.201%, 5/25/32 ...................       United States              1,795                 1,566
   (d) FHLMC, 2996, FK, FRN, 2.708%, 6/15/35 ..................       United States            205,717               202,292
       FNMA, G93-33, K, 7.00%, 9/25/23 ........................       United States             15,896                16,783
(c, d) GS Mortgage Securities Corp. II, 2007-E0P, A1, 144A,
          FRN, 2.55%, 3/06/20 .................................       United States             38,084                36,311
                                                                                                             ---------------
                                                                                                                     259,595
                                                                                                             ---------------
       DIVERSIFIED FINANCIALS 6.0%
   (d) ACE Securities Corp., 2005-HE7, A2B,
          FRN, 2.641%, 11/25/35 ...............................       United States            153,398               152,303
   (d) Bank of America Credit Card Trust, 2007-A13, A13,
          FRN, 2.678%, 4/15/12 ................................       United States            400,000               398,091
   (d) Capital One Auto Finance Trust, 2006-C, A4,
          FRN, 2.488%, 5/15/13 ................................       United States            100,000                86,958
       Chase Funding Mortgage Loan Asset-Backed Certificates,
          2003-6, 1A3, 3.34%, 5/25/26 .........................       United States              7,529                 7,508
   (d)    2004-2, 2A2, FRN, 2.711%, 2/25/35 ...................       United States             51,623                45,801


                    36 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN LOW DURATION TOTAL RETURN FUND                    COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
          SECURITIES (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
   (d) Chase Issuance Trust,
          2005-A9, A9, FRN, 2.478%, 11/15/11 ..................       United States            400,000       $       397,772
          2007-A9, A9, FRN, 2.488%, 6/16/14 ...................       United States            500,000               483,351
   (d) MBNA Credit Card Master Note Trust, 2005-A4, A4,
          FRN, 2.498%, 11/15/12 ...............................       United States            500,000               492,807
       Structured Asset Securities Corp., 2004-4XS, 1A4,
          4.13%, 2/25/34 ......................................       United States              5,591                 5,605
                                                                                                             ---------------
                                                                                                                   2,070,196
                                                                                                             ---------------
       REAL ESTATE 0.5%
   (d) Ownit Mortgage Loan Asset-Backed Certificates,
          2006-6, A2B, FRN, 2.571%, 9/25/37 ...................       United States            193,940               170,204
                                                                                                             ---------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (COST $2,542,916) ........                                                    2,499,995
                                                                                                             ---------------
       MORTGAGE-BACKED SECURITIES 12.5%
   (d) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC)
          ADJUSTABLE RATE 0.6%
       FHLMC, 4.225%, 12/01/34 ................................       United States            130,010               130,610
       FHLMC, 4.267%, 10/01/33 ................................       United States             88,656                88,653
                                                                                                             ---------------
                                                                                                                     219,263
                                                                                                             ---------------
   (d) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
          ADJUSTABLE RATE 11.6%
       FNMA, 3.432%, 4/01/34 ..................................       United States             28,980                29,241
       FNMA, 3.895%, 4/01/35 ..................................       United States             22,990                23,021
       FNMA, 4.174%, 6/01/34 ..................................       United States             50,669                50,906
       FNMA, 4.287%, 12/01/33 .................................       United States            129,536               130,302
       FNMA, 4.361%, 8/01/33 ..................................       United States            135,051               135,141
       FNMA, 4.366%, 2/01/34 ..................................       United States             56,096                56,514
       FNMA, 4.442%, 8/01/34 ..................................       United States            125,975               128,934
       FNMA, 4.449%, 1/01/35 ..................................       United States          1,697,963             1,693,616
       FNMA, 4.586%, 7/01/34 ..................................       United States             57,270                58,410
       FNMA, 4.666%, 8/01/34 ..................................       United States             19,967                20,029
       FNMA, 4.792%, 5/01/33 ..................................       United States             25,822                26,228
       FNMA, 4.83%, 4/01/33 ...................................       United States            127,882               127,774
       FNMA, 4.956%, 3/01/33 ..................................       United States             56,842                57,275
       FNMA, 5.04%, 3/01/34 ...................................       United States             26,646                26,716
       FNMA, 5.044%, 9/01/35 ..................................       United States            898,571               909,946
       FNMA, 5.313%, 11/01/32 .................................       United States             92,976                93,922
       FNMA, 5.465%, 4/01/33 ..................................       United States             21,439                21,873
       FNMA, 5.718%, 2/01/35 ..................................       United States            111,150               111,669
       FNMA, 5.729%, 3/01/35 ..................................       United States            222,440               223,071
       FNMA, 5.762%, 1/01/35 ..................................       United States             36,368                36,543
       FNMA, 5.845%, 11/01/34 .................................       United States             30,689                31,348
       FNMA, 5.991%, 12/01/34 .................................       United States             10,486                10,621
       FNMA, 6.062%, 1/01/33 ..................................       United States             18,273                18,350
                                                                                                             ---------------
                                                                                                                   4,021,450
                                                                                                             ---------------


                    Quarterly Statements of Investments | 37

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN LOW DURATION TOTAL RETURN FUND                    COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
          FIXED RATE 0.0% (a)
       FNMA 30 Year, 9.00%, 12/01/20 ..........................       United States              9,750       $        10,131
                                                                                                             ---------------
  (d)  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
          ADJUSTABLE RATE 0.3%
       GNMA, 5.375%, 4/20/26 ..................................       United States             31,207                31,827
       GNMA, 5.625%, 8/20/26 - 9/20/26 ........................       United States             48,504                49,081
                                                                                                                      80,908
                                                                                                             ---------------
       TOTAL MORTGAGE-BACKED SECURITIES (COST $4,333,591)                                                          4,331,752
                                                                                                             ---------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 4.7%
   (d) European Investment Bank, senior note, FRN,
          0.709%, 9/21/11 .....................................     Supranational (f)        9,000,000 JPY            83,422
(d, g) Government of Argentina, senior bond, FRN,
          3.092%, 8/03/12 .....................................         Argentina               30,000                16,406
       Government of Indonesia,
          FR02, 13.15%, 3/15/10 ...............................         Indonesia          150,000,000 IDR            17,134
          FR10, 14.00%, 6/15/09 ...............................         Indonesia          475,000,000 IDR            54,157
          FR36, 11.50%, 9/15/19 ...............................         Indonesia          165,000,000 IDR            17,486
       Government of Malaysia,
          7.00%, 3/15/09 ......................................         Malaysia               231,000 MYR            72,453
          3.869%, 4/13/10 .....................................         Malaysia                19,000 MYR             5,826
          3.756%, 4/28/11 .....................................         Malaysia                60,000 MYR            18,340
          3.833%, 9/28/11 .....................................         Malaysia               275,000 MYR            84,138
       Government of Norway,
          5.50%, 5/15/09 ......................................          Norway                235,000 NOK            45,688
          6.00%, 5/16/11 ......................................          Norway                655,000 NOK           130,860
       Government of Poland, 6.00%, 5/24/09 ...................          Poland                330,000 PLN           158,925
       Government of Singapore,
          4.375%, 1/15/09 .....................................         Singapore               20,000 SGD            14,879
          2.625%, 4/01/10 .....................................         Singapore               19,000 SGD            14,284
       Government of Sweden,
          5.00%, 1/28/09 ......................................          Sweden              1,000,000 SEK           165,426
          4.00%, 12/01/09 .....................................          Sweden                810,000 SEK           132,832
   (h)    Strip, 9/17/08 ......................................          Sweden                145,000 SEK            23,815
       KfW Bankengruppe,
   (d)    FRN, 0.706%, 8/08/11 ................................          Germany             8,000,000 JPY            74,050
          senior note, 6.50%, 11/15/11 ........................          Germany               282,000 NZD           203,510
       Korea Treasury Note, 4.75%, 6/10/09 ....................        South Korea         100,000,000 KRW            98,273
       Nota Do Tesouro Nacional, 9.762%, 1/01/10 ..............          Brazil                 340(i) BRL           204,539
                                                                                                             ---------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $1,535,643) ...................................                                                    1,636,443
                                                                                                             ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 47.1%
       FHLB,
          4.625%, 11/21/08 ....................................       United States            250,000               251,482
          4.875%, 5/14/10 .....................................       United States            500,000               515,442
          3.50%, 7/16/10 ......................................       United States          1,000,000             1,006,765
          3.375%, 6/24/11 .....................................       United States            400,000               398,671
          3.625%, 7/01/11 .....................................       United States          1,000,000             1,003,335
       FHLMC,
          4.25%, 7/15/09 ......................................       United States            250,000               253,169
          4.875%, 2/09/10 .....................................       United States            200,000               205,588
          2.875%, 4/30/10 .....................................       United States            500,000               498,496


                    38 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN LOW DURATION TOTAL RETURN FUND                    COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       FHLMC, (continued)
          2.375%, 5/28/10 .....................................       United States            700,000       $       691,356
          2.875%, 6/28/10 .....................................       United States          1,000,000               996,775
          4.125%, 7/12/10 .....................................       United States            400,000               407,616
          5.125%, 8/23/10 .....................................       United States            600,000               623,461
          4.75%, 1/18/11 ......................................       United States            400,000               413,500
          5.625%, 3/15/11 .....................................       United States            500,000               527,464
          5.125%, 4/18/11 .....................................       United States            400,000               417,147
          6.00%, 6/15/11 ......................................       United States            300,000               320,470
          3.875%, 6/29/11 .....................................       United States          1,000,000             1,010,318
          5.25%, 7/18/11 ......................................       United States            300,000               314,576
          4.50%, 1/15/13 ......................................       United States            200,000               204,822
       FNMA,
          7.25%, 1/15/10 ......................................       United States            500,000               530,628
          7.125%, 6/15/10 .....................................       United States            200,000               214,545
          3.00%, 7/12/10 ......................................       United States          1,000,000               997,778
          4.25%, 8/15/10 ......................................       United States            750,000               766,308
          4.375%, 9/13/10 .....................................       United States            300,000               307,706
          4.50%, 2/15/11 ......................................       United States            500,000               514,462
          5.50%, 3/15/11 ......................................       United States            400,000               421,061
          3.375%, 5/19/11 .....................................       United States          1,000,000               997,868
          5.00%, 10/15/11 .....................................       United States             50,000                52,139
          5.00%, 2/16/12 ......................................       United States            200,000               208,415
          4.875%, 5/18/12 .....................................       United States            400,000               415,040
       U.S. Treasury Note,
          4.75%, 1/31/12 ......................................       United States            400,000               424,313
          4.625%, 7/31/12 .....................................       United States            400,000               423,844
                                                                                                             ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $16,229,891) ..................................                                                   16,334,560
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $30,887,039) ..................................                                                   30,870,065
                                                                                                             ---------------
       SHORT TERM INVESTMENTS 11.0%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.2%
   (h) Egypt Treasury Bill, 10/28/08 ..........................           Egypt                150,000 EGP            27,614
   (h) Malaysia Treasury Bill, 9/23/08 ........................         Malaysia                90,000 MYR            27,508
                                                                                                             ---------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $52,814) ......................................                                                       55,122
                                                                                                             ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 2.9%
       FHLB, 1, 4.20%, 2/17/09 ................................       United States          1,000,000             1,000,090
 (h,j) U.S. Treasury Bill, 8/28/08 ............................       United States             25,000                24,972
                                                                                                             ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $1,024,966) ...................................                                                    1,025,062
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
          (COST $31,964,819) ..................................                                                   31,950,249
                                                                                                             ---------------


                    Quarterly Statements of Investments | 39

Franklin Investors Securities Trust

       FRANKLIN LOW DURATION TOTAL RETURN FUND                    COUNTRY/ORGANIZATION         SHARES             VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MONEY MARKET FUND (COST $2,744,763) 7.9%
   (k) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 2.20% ....................................       United States          2,744,763       $     2,744,763
                                                                                                             ---------------
       TOTAL INVESTMENTS (COST $34,709,582) 100.0% ............                                                   34,695,012
       NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.1)% .....                                                      (49,105)
       NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS
          (0.1)% ..............................................                                                      (22,898)
       OTHER ASSETS, LESS LIABILITIES 0.2% ....................                                                       82,888
                                                                                                             ---------------
       NET ASSETS 100.0% ......................................                                              $    34,705,897
                                                                                                             ===============

See Currency and Selected Portfolio Abbreviations on page 63.

(a)  Rounds to less than 0.1% of net assets.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $131,619, representing 0.38% of net assets.

(d)  The coupon rate shown represents the rate at period end.

(e)  Perpetual bond with no stated maturity date.

(f) A supranational organization is an entity formed by two or more central governments through international treaties.

(g) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(h)  The security is traded on a discount basis with no stated coupon rate.

(i)  Principal amount is stated in 1,000 Brazilian Real units.

(j) Security or a portion of the security has been segregated as collateral for open future contracts. At July 31, 2008, the value of securities pledged amounted to $24,972.

(k) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                    See Notes to Statements of Investments.


                    40 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

       FRANKLIN REAL RETURN FUND                                  COUNTRY/ORGANIZATION         SHARES             VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       COMMON STOCKS 4.4%
       ENERGY 2.4%
       ConocoPhillips .........................................       United States              7,400       $       603,988
       Devon Energy Corp. .....................................       United States              6,000               569,340
       Exxon Mobil Corp. ......................................       United States              7,100               571,053
   (a) Nabors Industries Ltd. .................................          Bermuda                 9,800               357,308
       Noble Corp. ............................................       United States              6,200               321,594
       Noble Energy Inc. ......................................       United States             10,100               746,087
       Occidental Petroleum Corp. .............................       United States              6,500               512,395
       Peabody Energy Corp. ...................................       United States              7,400               500,610
       Schlumberger Ltd. ......................................       United States             11,700             1,188,720
   (a) Southwestern Energy Co. ................................       United States             15,200               551,912
   (a) Transocean Inc. ........................................       United States              3,719               505,896
       Valero Energy Corp. ....................................       United States              5,600               187,096
   (a) Weatherford International Ltd. .........................       United States             29,600             1,116,808
                                                                                                             ---------------
                                                                                                                   7,732,807
                                                                                                             ---------------
       MATERIALS 0.8%
       Alcoa Inc. .............................................       United States             13,300               448,875
       Barrick Gold Corp. .....................................          Canada                 11,700               495,495
       Freeport-McMoRan Copper & Gold Inc., B .................       United States              9,873               955,213
       United States Steel Corp. ..............................       United States              4,500               721,620
                                                                                                             ---------------
                                                                                                                   2,621,203
                                                                                                             ---------------
       REAL ESTATE 1.2%
       AvalonBay Communities Inc. .............................       United States              2,300               229,333
       Boston Properties Inc. .................................       United States              4,800               461,712
       Kimco Realty Corp. .....................................       United States             11,700               412,893
       LaSalle Hotel Properties ...............................       United States             11,600               263,436
       ProLogis ...............................................       United States              9,089               444,270
       Public Storage .........................................       United States              5,600               458,584
       Regency Centers Corp. ..................................       United States              6,400               380,800
       Simon Property Group Inc. ..............................       United States              4,800               444,624
       UDR Inc. ...............................................       United States              9,100               232,414
       Vornado Realty Trust ...................................       United States              4,600               437,322
                                                                                                             ---------------
                                                                                                                   3,765,388
                                                                                                             ---------------
       TOTAL COMMON STOCKS (COST $12,020,541) .................                                                   14,119,398
                                                                                                             ---------------

                                                                                             PRINCIPAL
                                                                                             AMOUNT(b)
                                                                                         -----------------
       CORPORATE BONDS 4.6%
       AUTOMOBILES & COMPONENTS 0.2%
       Ford Motor Credit Co. LLC, senior note, 9.875%,
          8/10/11 .............................................       United States            600,000               490,144
                                                                                                             ---------------
       BANKS 1.5%
       Oesterreichische Kontrollbank AG, senior bond, 2.75%,
          6/14/11 .............................................          Austria             5,120,000 CHF         4,862,250
                                                                                                             ---------------
       COMMERCIAL SERVICES & SUPPLIES 0.1%
   (c) ARAMARK Corp., senior note, FRN, 6.373%, 2/01/15 .......       United States            400,000               370,000
                                                                                                             ---------------


                    Quarterly Statements of Investments | 41

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN REAL RETURN FUND                                  COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CORPORATE BONDS (CONTINUED)
       CONSUMER DURABLES & APPAREL 0.1%
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 .........       United States            400,000       $       350,000
                                                                                                             ---------------
       CONSUMER SERVICES 0.3%
       MGM MIRAGE, senior note, 6.625%, 7/15/15 ...............       United States            400,000               317,000
       Royal Caribbean Cruises Ltd., senior deb., 7.25%,
          3/15/18 .............................................       United States            400,000               334,000
       Station Casinos Inc., senior note, 7.75%, 8/15/16 ......       United States            400,000               270,000
                                                                                                             ---------------
                                                                                                                     921,000
                                                                                                             ---------------
       DIVERSIFIED FINANCIALS 0.1%
       GMAC LLC, 6.875%, 9/15/11 ..............................       United States            600,000               396,901
                                                                                                             ---------------
       ENERGY 0.4%
       Chesapeake Energy Corp., senior note,
            6.625%, 1/15/16 ...................................       United States            350,000               337,750
            6.25%, 1/15/18 ....................................       United States             50,000                46,125
   (d) Petroplus Finance Ltd., senior note, 144A, 6.75%,
          5/01/14 .............................................        Switzerland             400,000               352,000
       Tesoro Corp., senior note, 6.25%, 11/01/12 .............       United States            400,000               367,000
                                                                                                             ---------------
                                                                                                                   1,102,875
                                                                                                             ---------------
       FOOD, BEVERAGE & TOBACCO 0.3%
       Reynolds American Inc., senior secured note, 7.25%,
          6/01/13 .............................................       United States            400,000               412,780
       Smithfield Foods Inc., senior note,
          8.00%, 10/15/09 .....................................       United States             50,000                50,188
          7.75%, 7/01/17 ......................................       United States            350,000               301,000
                                                                                                             ---------------
                                                                                                                     763,968
                                                                                                             ---------------
       HEALTH CARE EQUIPMENT & SERVICES 0.3%
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 ..........       United States            400,000               395,500
       HCA Inc., senior secured note, 9.125%, 11/15/14 ........       United States            500,000               516,250
                                                                                                             ---------------
                                                                                                                     911,750
                                                                                                             ---------------
       MATERIALS 0.5%
       Crown Americas Inc., senior note, 7.75%, 11/15/15 ......       United States            400,000               415,000
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.25%,
          4/01/15 .............................................       United States            400,000               417,532
       Nalco Co., senior sub. note, 8.875%, 11/15/13 ..........       United States            400,000               415,000
       Novelis Inc., senior note, 7.25%, 2/15/15 ..............          Canada                400,000               372,000
                                                                                                             ---------------
                                                                                                                   1,619,532
                                                                                                             ---------------
       MEDIA 0.5%
   (d) Charter Communications Operating LLC, senior note, 144A,
          8.375%, 4/30/14 .....................................       United States            400,000               382,000
       Dex Media West Finance, senior sub. note, 9.875%,
          8/15/13 .............................................       United States            350,000               275,625
       Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ....       United States            400,000               384,000
       Liberty Media Corp., senior note, 5.70%, 5/15/13 .......       United States            400,000               362,490
       R.H. Donnelley Corp., senior note, A-3, 8.875%,
          1/15/16 .............................................       United States             50,000                24,375
                                                                                                             ---------------
                                                                                                                   1,428,490
                                                                                                             ---------------
       SOFTWARE & SERVICES 0.0%(e)
       Sungard Data Systems Inc., 4.875%, 1/15/14 .............       United States            100,000                89,250
                                                                                                             ---------------


                    42 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN REAL RETURN FUND                                  COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CORPORATE BONDS (CONTINUED)
       TECHNOLOGY HARDWARE & EQUIPMENT 0.1%
(c, d) Sanmina-SCI Corp., senior note, 144A, FRN,
          5.526%, 6/15/14 .....................................       United States          400,000         $       374,000
                                                                                                             ---------------
       TELECOMMUNICATION SERVICES 0.1%
   (d) Wind Acquisition Finance SA, senior note, 144A, 10.75%,
          12/01/15 ............................................           Italy              400,000                 416,000
                                                                                                             ---------------
       UTILITIES 0.1%
       NRG Energy Inc., senior note, 7.25%, 2/01/14 ...........       United States          400,000                 391,000
                                                                                                             ---------------
       TOTAL CORPORATE BONDS (COST $14,955,642) ...............                                                   14,487,160
                                                                                                             ---------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 12.0%
   (c) European Investment Bank, senior note, FRN, 0.709%,
          9/21/11 .............................................     Supranational(f)     375,000,000   JPY         3,475,919
       Government of Malaysia,
          4.305%, 2/27/09 .....................................         Malaysia             380,000   MYR           117,237
          7.00%, 3/15/09 ......................................         Malaysia           6,580,000   MYR         2,063,817
          4.032%, 9/15/09 .....................................         Malaysia              70,000   MYR            21,582
          3.869%, 4/13/10 .....................................         Malaysia          13,408,000   MYR         4,110,936
          3.756%, 4/28/11 .....................................         Malaysia           8,560,000   MYR         2,616,518
          3.833%, 9/28/11 .....................................         Malaysia           3,360,000   MYR         1,028,018
          3.702%, 2/25/13 .....................................         Malaysia           1,840,000   MYR           557,803
          3.461%, 7/31/13 .....................................         Malaysia             150,000   MYR            44,826
          3.814%, 2/15/17 .....................................         Malaysia           6,100,000   MYR         1,765,666
       Government of Norway,
          5.50%, 5/15/09 ......................................          Norway            6,510,000   NOK         1,265,639
          6.00%, 5/16/11 ......................................          Norway            1,660,000   NOK           331,646
       Government of Singapore,
          4.375%, 1/15/09 .....................................         Singapore          1,575,000   SGD         1,171,704
          2.625%, 4/01/10 .....................................         Singapore          6,245,000   SGD         4,694,751
       Government of Sweden,
          5.00%, 1/28/09 ......................................          Sweden           33,400,000   SEK         5,525,229
          4.00%, 12/01/09 .....................................          Sweden            1,920,000   SEK           314,862
   (g)    Strip, 9/17/08 ......................................          Sweden            1,500,000   SEK           246,365
   (c) KfW Bankengruppe, FRN, 0.706%, 8/08/11 .................          Germany         538,000,000   JPY         4,979,884
   (h) Nota Do Tesouro Nacional, Index Linked, 6.00%,
          5/15/15 .............................................          Brazil                1,600(i)BRL         1,629,131
          5/15/45 .............................................          Brazil                1,680(i)BRL         1,680,626
       Queensland Treasury Corp., 6.00%, 7/14/09 ..............         Australia            410,000   AUD           382,669
                                                                                                             ---------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $37,533,969) ..................................                                                   38,024,828
                                                                                                             ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES 69.4%
   (j) U.S. Treasury Bond, Index Linked,3.875%, 4/15/29 .......       United States          395,223                 506,596
   (j) U.S. Treasury Note, Index Linked, 4.25%, 1/15/10 .......       United States       15,253,917              16,144,136
          0.875%, 4/15/10 .....................................       United States       45,556,507              45,812,808
          3.50%, 1/15/11 ......................................       United States          622,177                 666,264
          2.375%, 4/15/11 .....................................       United States       43,426,750              45,238,471
          2.00%, 4/15/12 ......................................       United States       43,651,690              45,319,359
          3.00%, 7/15/12 ......................................       United States        9,636,202              10,413,882


                    Quarterly Statements of Investments | 43

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN REAL RETURN FUND                                  COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
   (j) U.S. Treasury Note, Index Linked, (continued)
          1.875%, 7/15/13 .....................................       United States          6,839,248       $     7,104,275
          2.00%, 1/15/14 ......................................       United States         13,127,509            13,675,176
          2.00%, 7/15/14 ......................................       United States          1,148,951             1,198,949
          1.625%, 1/15/15 .....................................       United States         10,775,081            10,965,337
          2.00%, 1/15/16 ......................................       United States         22,914,680            23,731,038
                                                                                                             ---------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $220,650,568) .................................                                                  220,776,291
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $285,160,720) .................................                                                  287,407,677
                                                                                                             ---------------
       SHORT TERM INVESTMENTS 9.0%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 1.9%
   (g) Egypt Treasury Bills,
          12/16/08 - 3/17/09 ..................................           Egypt              8,550,000 EGP         1,529,104
          7/14/09 .............................................           Egypt             27,000,000 EGP         4,674,454
   (g) Norway Treasury Bill, 9/17/08 ..........................          Norway                 40,000 NOK             7,749
                                                                                                             ---------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $6,072,291) ...................................                                                    6,211,307
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT
          (COST $291,233,011) .................................                                                  293,618,984
                                                                                                             ---------------
       REPURCHASE AGREEMENT (COST $22,610,198) 7.1%
   (k) Joint Repurchase Agreement, 2.090%, 8/01/08 ............       United States         22,610,198            22,610,198
          (Maturity Value $22,611,511)
             ABN AMRO Bank NV, New York Branch
                (Maturity Value $1,908,864)
             Banc of America Securities LLC (Maturity Value
                $1,908,864)
             Barclays Capital Inc. (Maturity Value $1,908,864)
             BNP Paribas Securities Corp. (Maturity Value
                $1,908,864)
             Credit Suisse Securities (USA) LLC (Maturity Value
                $1,908,864)
             Deutsche Bank Securities Inc. (Maturity Value
                $1,908,864)
             Dresdner Kleinwort Securities LLC (Maturity Value
                $1,908,864)
             Goldman, Sachs & Co. (Maturity Value $1,908,864)
             Lehman Brothers Inc. (Maturity Value $1,614,007)
             Merrill Lynch Government Securities Inc.
                (Maturity Value $1,908,864)
             Morgan Stanley & Co. Inc. (Maturity Value
                $1,908,864)
             UBS Securities LLC (Maturity Value $1,908,864)
             Collateralized by U.S. Government Agency
                Securities, 2.375% - 6.25%, 8/04/08 - 5/06/13;
                (g)U.S. Government Agency Discount Notes,
                12/08/08 - 5/29/09; (g)U.S. Treasury
                Bill, 12/11/08;and U.S. Treasury Notes,
                3.375% - 4.625%, 5/15/09 - 6/30/13
                                                                                                             ---------------
       TOTAL INVESTMENTS (COST $313,843,209) 99.4% ............                                                  316,229,182
       OTHER ASSETS, LESS LIABILITIES 0.6% ....................                                                    1,841,334
                                                                                                             ---------------
       NET ASSETS 100.0% ......................................                                              $   318,070,516
                                                                                                             ---------------


                    44 | Quarterly Statements of Investments

Franklin Investors Securities Trust

FRANKLIN REAL RETURN FUND

See Currency and Selected Portfolio Abbreviations on page 63.

(a)  Non-income producing for the twelve months ended July 31, 2008.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  The coupon rate shown represents the rate at period end.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $1,524,000, representing 0.48% of net assets.

(e)  Rounds to less than 0.1% of net assets.

(f) A supranational organization is an entity formed by two or more central governments through international treaties.

(g)  The security is traded on a discount basis with no stated coupon rate.

(h)  Redemption price at maturity is adjusted for inflation.

(i)  Principal amount is stated in 1,000 Brazilian Real Units.

(j)  Principal amount of security is adjusted for inflation.

(k) Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At July 31, 2008, all repurchase agreements had been entered into on that date.

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 45

Franklin Investors Securities Trust

STATEMENT OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION         SHARES             VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CONVERTIBLE PREFERRED STOCKS 0.1%
       AUTOMOBILES & COMPONENTS 0.0%(a)
       General Motors Corp., 6.25%, cvt. pfd ..................       United States             43,500       $       496,770
                                                                                                             ---------------
       BANKS 0.1%
       Washington Mutual Inc., 7.75%, cvt. pfd., R ............       United States              1,820               889,980
                                                                                                             ---------------
       DIVERSIFIED FINANCIALS 0.0%(a)
       CIT Group Inc., 7.75%, cvt. pfd., Z ....................       United States             57,500               606,050
                                                                                                             ---------------
       TOTAL CONVERTIBLE PREFERRED STOCKS
          (COST $4,258,391)                                                                                        1,992,800
                                                                                                             ---------------
       PREFERRED STOCKS 1.0%
       BANKS 0.7%
       Freddie Mac, 8.375%, pfd., Z ...........................       United States            558,900             9,473,355
                                                                                                             ---------------
       DIVERSIFIED FINANCIALS 0.3%
       JPMorgan Chase & Co., 7.90%, pfd., 1,
          junior sub. note ....................................       United States              4,500             4,174,812
                                                                                                             ---------------
       TOTAL PREFERRED STOCKS (COST $18,722,263) ..............                                                   13,648,167
                                                                                                             ---------------

                                                                                             PRINCIPAL
                                                                                             AMOUNT(b)
                                                                                         -----------------
       CORPORATE BONDS 34.3%
       AUTOMOBILES & COMPONENTS 0.2%
       Ford Motor Credit Co. LLC,
          7.875%, 6/15/10 .....................................       United States          1,950,000             1,662,155
          senior note, 9.875%, 8/10/11 ........................       United States          1,500,000             1,225,360
                                                                                                             ---------------
                                                                                                                   2,887,515
                                                                                                             ---------------
       BANKS 2.0%
(c, d) BNP Paribas, 144A, 7.195%, Perpetual ...................           France             3,500,000             3,027,696
       Citigroup Capital XXI, pfd., junior sub. bond, 8.30%,
          12/21/77 ............................................       United States          4,000,000             3,673,796
       Compass Bank, 6.40%, 10/01/17 ..........................       United States          3,700,000             3,536,467
   (e) Fifth Third Capital Trust IV, junior sub. note, FRN,
          6.50%, 4/15/67 ......................................       United States          3,000,000             1,905,337
(c, d) Glitnir Banki HF, 144A, 7.451%, Perpetual ..............          Iceland             1,800,000             1,028,875
   (d) ICICI Bank Ltd.,
          144A, 6.625%, 10/03/12 ..............................           India              2,125,000             2,106,623
   (e) sub. bond, 144A, FRN, 6.375%, 4/30/22 ..................           India              2,000,000             1,707,488
   (d) Landsbanki Islands HF, 144A, 6.10%, 8/25/11 ............          Iceland             2,450,000             2,035,276
   (d) Standard Chartered Bank, 144A, 8.00%, 5/30/31 ..........      United Kingdom          1,000,000               995,770
       Svensk Exportkredit AB, senior note, 7.625%, 6/30/14 ...          Sweden                410,000 NZD           309,028
       UBS AG Stamford, senior note, 5.875%, 12/20/17 .........       United States          4,000,000             3,909,044
   (c) Wachovia Capital Trust III, pfd., 5.80%, 3/15/42 .......       United States          4,000,000             2,261,176
   (c) Wells Fargo Capital XIII, pfd., 7.70%, Perpetual .......       United States          2,000,000             1,899,208
                                                                                                             ---------------
                                                                                                                  28,395,784
                                                                                                             ---------------
       CAPITAL GOODS 0.2%
       Hubbell Inc., 6.375%, 5/15/12 ..........................       United States          1,000,000             1,054,589
       RBS Global & Rexnord Corp., senior note, 9.50%,
          8/01/14 .............................................       United States          1,250,000             1,200,000
                                                                                                             ---------------
                                                                                                                   2,254,589
                                                                                                             ---------------


                    46 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CORPORATE BONDS (CONTINUED)
       COMMERCIAL SERVICES & SUPPLIES 0.1%
       ARAMARK Corp., senior note, 8.50%, 2/01/15 .............       United States            800,000       $       801,000
       Waste Management Inc., senior note, 6.50%, 11/15/08 ....       United States            500,000               504,140
                                                                                                             ---------------
                                                                                                                   1,305,140
                                                                                                             ---------------
       CONSUMER DURABLES & APPAREL 1.0%
       Centex Corp., senior note, 7.875%, 2/01/11 .............       United States         10,000,000             9,450,000
       Jarden Corp., senior sub. note, 7.50%, 5/01/17 .........       United States          1,350,000             1,181,250
       KB Home, senior note,
          6.25%, 6/15/15 ......................................       United States            100,000                83,750
          7.25%, 6/15/18 ......................................       United States            700,000               584,500
       Pulte Homes Inc., senior note, 7.875%, 8/01/11 .........       United States          3,000,000             2,910,000
                                                                                                             ---------------
                                                                                                                  14,209,500
                                                                                                             ---------------
       CONSUMER SERVICES 0.2%
       Harrah's Operating Co. Inc., senior note, 6.50%,
          6/01/16 .............................................       United States            500,000               227,500
       Host Hotels & Resorts LP, senior note,
          6.875%, 11/01/14 ....................................       United States            950,000               850,250
          K, 7.125%, 11/01/13 .................................       United States            250,000               231,250
       MGM MIRAGE, senior note,
          6.625%, 7/15/15 .....................................       United States            900,000               713,250
          7.50%, 6/01/16 ......................................       United States            200,000               160,500
       Station Casinos Inc.,
          senior note, 7.75%, 8/15/16 .........................       United States            700,000               472,500
          senior sub. note, 6.875%, 3/01/16 ...................       United States            100,000                46,000
                                                                                                             ---------------
                                                                                                                   2,701,250
                                                                                                             ---------------
       DIVERSIFIED FINANCIALS 8.6%
       American Express Co., senior note, 7.00%, 3/19/18 ......       United States          4,300,000             4,295,683
   (c) Bank of America Corp., pfd., sub. bond, M, 8.125%,
          Perpetual ...........................................       United States         10,000,000             9,314,600
       Bear Stearns Cos. Inc., B, 4.55%, 6/23/10 ..............       United States          1,000,000               992,010
       Capmark Financial Group Inc., senior note, 6.30%,
          5/10/17 .............................................       United States          1,200,000               707,297
       Charles Schwab Corp., senior note, 8.05%, 3/01/10 ......       United States            750,000               782,920
       CIT Group Funding Co. of Canada, senior note, 4.65%,
          7/01/10 .............................................       United States          2,100,000             1,789,696
       CIT Group Inc., senior note, 7.625%, 11/30/12 ..........       United States          2,300,000             1,957,109
       Deutsche Bank AG, 4.875%, 5/20/13 ......................          Germany             6,100,000             5,986,479
       General Electric Capital Corp.,
       (e) FRN, 2.886%, 10/21/10 ..............................       United States          1,500,000             1,491,189
          senior note, 5.00%, 1/08/16 .........................       United States          2,000,000             1,934,980
          senior note, A, 8.50%, 4/06/18 ......................       United States        245,000,000 MXN        21,728,960
       GMAC LLC, 6.875%,
          9/15/11 .............................................       United States            400,000               264,600
          8/28/12 .............................................       United States          3,050,000             1,917,489
       The Goldman Sachs Group Inc.,
          5.125%, 1/15/15 .....................................       United States          1,000,000               946,497
          sub. note, 6.75%, 10/01/37 ..........................       United States          2,700,000             2,404,739
       JPMorgan Chase Capital XXII, sub. bond, 6.45%,
          2/02/37 .............................................       United States          4,000,000             3,251,768
   (d) Kaupthing Bank, 144A, 7.125%, 5/19/16 ..................          Iceland             2,000,000             1,214,000
   (d) KazMunaiGaz Finance Sub BV, 144A, 8.375%, 7/02/13 ......        Kazakhstan            3,500,000             3,583,125
       Lazard Group, senior note, 6.85%, 6/15/17 ..............       United States          4,850,000             4,244,526


                    Quarterly Statements of Investments | 47

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CORPORATE BONDS (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
       Lehman Brothers Holdings Inc., senior note, 6.875%,
          5/02/18 .............................................       United States          6,000,000       $     5,658,036
       Merrill Lynch & Co. Inc., 6.875%, 4/25/18 ..............       United States          8,100,000             7,616,454
       Morgan Stanley, sub. note, 4.75%, 4/01/14 ..............       United States          1,500,000             1,342,806
   (e) NiSource Finance Corp., senior note, FRN, 3.208%,
          11/23/09 ............................................       United States          8,310,000             8,083,045
   (d) Residential Capital LLC, junior note, 144A, 9.625%,
          5/15/15 .............................................       United States          3,520,000             1,390,400
       Rio Tinto Finance USA Ltd., 5.875%, 7/15/13 ............         Australia            8,500,000             8,619,892
       Textron Financial Corp., 5.125%, 11/01/10 ..............       United States         16,750,000            17,029,809
   (d) WEA Finance/WCI Finance, senior note, 144A, 5.70%,
          10/01/16 ............................................         Australia            3,000,000             2,705,640
                                                                                                             ---------------
                                                                                                                 121,253,749
                                                                                                             ---------------
       ENERGY 1.8%
       Canadian Natural Resources Ltd., 5.90%, 2/01/18 ........           Canada             5,000,000             4,972,375
       Chesapeake Energy Corp., senior note,
          6.625%, 1/15/16 .....................................       United States          1,100,000             1,061,500
          6.25%, 1/15/18 ......................................       United States            450,000               415,125
       Compagnie Generale de Geophysique-Veritas, senior note,
          7.50%, 5/15/15 ......................................           France               200,000               199,000
          7.75%, 5/15/17 ......................................           France               400,000               399,000
   (d) Gaz Capital SA, 144A, 6.212%, 11/22/16 .................         Luxembourg           2,800,000             2,589,160
       Hess Corp., 7.125%, 3/15/33 ............................       United States            500,000               535,178
   (d) LUKOIL International Finance BV, 144A, 6.656%,
          6/07/22 .............................................           Russia             2,000,000             1,725,000
   (d) Petroleum Export Cayman, senior note, 144A, 5.265%,
          6/15/11 .............................................           Egypt                687,094               669,282
   (d) Petroplus Finance Ltd., senior note, 144A, 6.75%,
          5/01/14 .............................................        Switzerland           1,100,000               968,000
       Valero Energy Corp., 6.125%, 6/15/17 ...................       United States          4,400,000             4,244,636
       Weatherford International Ltd., 7.00%, 3/15/38 .........       United States          3,400,000             3,435,911
       The Williams Cos. Inc., senior note,
          7.625%, 7/15/19 .....................................       United States            200,000               211,000
          7.875%, 9/01/21 .....................................       United States            400,000               427,000
          8.75%, 3/15/32 ......................................       United States            400,000               456,000
       XTO Energy Inc., senior note, 5.90%, 8/01/12 ...........       United States          3,600,000             3,642,581
                                                                                                             ---------------
                                                                                                                  25,950,748
                                                                                                             ---------------
       FOOD & STAPLES RETAILING 0.6%
       CVS Caremark Corp., senior note, 5.75%, 6/01/17 ........       United States          1,200,000             1,178,357
       The Kroger Co., 6.15%, 1/15/20 .........................       United States          2,500,000             2,486,715
   (d) Tesco PLC, 144A, 6.15%, 11/15/37 .......................       United Kingdom         4,900,000             4,468,912
                                                                                                             ---------------
                                                                                                                   8,133,984
                                                                                                             ---------------
       FOOD, BEVERAGE & TOBACCO 2.1%
       Bunge Ltd. Finance Corp., senior note,
          5.875%, 5/15/13 .....................................       United States          2,000,000             1,927,626
          5.10%, 7/15/15 ......................................       United States            680,000               586,650
   (d) Cargill Inc., 144A, 6.00%, 11/27/17 ....................       United States          6,000,000             5,930,010
       Kellogg Co., 4.25%, 3/06/13 ............................       United States          6,500,000             6,350,240
   (d) Miller Brewing Co., 144A, 5.50%, 8/15/13 ...............       United States          1,000,000             1,004,044
       Philip Morris International Inc., 5.65%, 5/16/18 .......       United States         10,000,000             9,732,040
       Reynolds American Inc., senior secured note, 7.625%,
          6/01/16 .............................................       United States          1,000,000             1,037,445
   (d) SABMiller PLC, 144A, 6.50%, 7/01/16 ....................        South Africa          2,200,000             2,215,488
                                                                                                             ---------------
                                                                                                                  28,783,543
                                                                                                             ---------------


                    48 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CORPORATE BONDS (CONTINUED)
       HEALTH CARE EQUIPMENT & SERVICES 1.2%
       Coventry Health Care Inc., senior note, 6.30%,
          8/15/14 .............................................       United States          4,750,000       $     4,464,045
       DaVita Inc., senior sub. note, 7.25%, 3/15/15 ..........       United States            800,000               791,000
       Medco Health Solutions Inc., 7.125%, 3/15/18 ...........       United States          4,500,000             4,628,682
       Quest Diagnostics Inc., 6.95%, 7/01/37 .................       United States          4,000,000             3,928,776
       Tenet Healthcare Corp., senior note, 9.875%, 7/01/14 ...       United States          1,600,000             1,616,000
       UnitedHealth Group Inc. 6.50%, 6/15/37 .................       United States          2,300,000             2,021,164
                                                                                                             ---------------
                                                                                                                  17,449,667
                                                                                                             ---------------
       HOUSEHOLD & PERSONAL PRODUCTS 0.6%
       Avon Products Inc., 5.125%, 1/15/11 ....................       United States          7,900,000             7,994,784
                                                                                                             ---------------
       INSURANCE 1.7%
(d, e) American International Group Inc., junior sub. deb.,
          144A, FRN, 8.175%, 5/15/58 ..........................       United States          6,100,000             5,495,600
   (e) Genworth Financial Inc., junior sub. note, FRN, 6.15%,
          11/15/66 ............................................       United States          3,300,000             2,491,635
(d, e) Liberty Mutual Group, junior sub. note, 144A, FRN,
          10.75%, 6/15/88 .....................................       United States          5,200,000             4,793,963
   (e) Lincoln National Corp., junior sub. deb., FRN, 6.05%,
          4/20/67 .............................................       United States          3,800,000             3,069,803
   (d) Metropolitan Life Global Funding I, senior secured note,
          144A, 5.125%, 4/10/13 ...............................       United States          3,500,000             3,458,900
   (e) MetLife Inc., junior sub. note, FRN, 6.40%, 12/15/66 ...       United States          4,000,000             3,424,068
   (d) Nationwide Mutual Insurance Co., 144A, 8.25%,
          12/01/31 ............................................       United States          1,200,000             1,200,389
                                                                                                             ---------------
                                                                                                                  23,934,358
                                                                                                             ---------------
       MATERIALS 2.0%
       Crown European Holdings SA, senior secured note, 6.25%,
          9/01/11 .............................................           France            10,000,000 EUR        14,657,891
       Freeport-McMoRan Copper & Gold Inc., senior note, 8.
          375%, 4/01/17 .......................................       United States            900,000               944,204
       Huntsman International LLC, senior sub. note, 7.875%,
          11/15/14 ............................................       United States            800,000               754,000
   (d) Ineos Group Holdings PLC, senior secured note, 144A,
          8.50%, 2/15/16 ......................................       United Kingdom         1,100,000               742,500
       Novelis Inc., senior note, 7.25%, 2/15/15 ..............           Canada               700,000               651,000
       Owens-Brockway Glass Container Inc., senior note, 6.75%,
          12/01/14 ............................................       United States            700,000               691,250
       RPM International Inc.,
          6.25%, 12/15/13 .....................................       United States          1,000,000               997,659
          6.50%, 2/15/18 ......................................       United States          5,000,000             4,942,365
   (d) RPM U.K. G.P., 144A, 6.70%, 11/01/15 ...................       United States          1,000,000             1,032,133
       Weyerhaeuser Co., 6.75%, 3/15/12 .......................       United States          1,000,000             1,031,620
   (d) Yara International ASA, 144A, 5.25%, 12/15/14 ..........           Norway             1,000,000               967,558
                                                                                                             ---------------
                                                                                                                  27,412,180
                                                                                                             ---------------
       MEDIA 5.7%
   (d) British Sky Broadcasting Group PLC, senior note, 144A,
          6.10%, 2/15/18 ......................................      United Kingdom          5,000,000             4,888,185
       CCH I LLC, senior secured note, 11.00%, 10/01/15 .......       United States            250,000               190,625
       CCH II LLC, senior note, 10.25%, 9/15/10 ...............       United States            625,000               598,438


                    Quarterly Statements of Investments | 49

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CORPORATE BONDS (CONTINUED)
       MEDIA (CONTINUED)
       Clear Channel Communications Inc., senior note, 6.25%,
          3/15/11 .............................................       United States          5,000,000       $     4,075,000
       Comcast Corp.,
          5.50%, 3/15/11 ......................................       United States          7,000,000             7,012,348
          senior note, 6.30%, 11/15/17 ........................       United States          5,000,000             4,986,565
       Dex Media West Finance, senior sub. note, 9.875%,
          8/15/13 .............................................       United States            100,000                78,750
       The Interpublic Group of Cos. Inc., senior note,
          5.40%, 11/15/09 .....................................       United States          9,800,000             9,604,000
          7.25%, 8/15/11 ......................................       United States          9,500,000             9,191,250
   (e) FRN, 4.676%, 11/15/10 ..................................       United States          8,500,000             8,181,250
       News America Inc., senior deb., 7.25%, 5/18/18 .........       United States          2,000,000             2,134,448
       R.H. Donnelley Corp.,
          senior disc. note, A-1, 6.875%, 1/15/13 .............       United States            100,000                50,000
          senior disc. note, A-2, 6.875%, 1/15/13 .............       United States            400,000               200,000
          senior note, A-3, 8.875%, 1/15/16 ...................       United States            800,000               390,000
       Time Warner Cable Inc., senior note, 6.75%, 7/01/18 ....       United States          8,500,000             8,611,265
       Viacom Inc., senior note,
          5.75%, 4/30/11 ......................................       United States         16,000,000            15,873,360
          6.25%, 4/30/16 ......................................       United States          2,000,000             1,915,082
          6.125%, 10/05/17 ....................................       United States          2,500,000             2,366,932
                                                                                                             ---------------
                                                                                                                  80,347,498
                                                                                                             ---------------
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.7%
       Abbott Laboratories, 6.15%, 11/30/37 ...................       United States          1,600,000             1,603,075
       Amgen Inc., senior note, 5.85%, 6/01/17 ................       United States          4,200,000             4,224,020
       Schering-Plough Corp., senior note, 6.00%, 9/15/17 .....       United States          3,700,000             3,669,812
                                                                                                             ---------------
                                                                                                                   9,496,907
                                                                                                             ---------------
       REAL ESTATE 1.0%
       Colonial Realty LP, 5.50%, 10/01/15 ....................       United States          2,000,000             1,762,774
       ERP Operating LP, 5.75%, 6/15/17 .......................       United States          2,000,000             1,807,706
       HCP Inc., senior note, 6.70%, 1/30/18 ..................       United States          5,000,000             4,326,620
       iStar Financial Inc.,
          8.625%, 6/01/13 .....................................       United States          7,000,000             5,500,026
          senior note, 6.00%, 12/15/10 ........................       United States          1,500,000             1,178,101
                                                                                                             ---------------
                                                                                                                  14,575,227
                                                                                                             ---------------
       RETAILING 0.6%
       Target Corp.,
          6.00%, 1/15/18 ......................................       United States          5,000,000             5,066,285
          6.50%, 10/15/37 .....................................       United States          2,800,000             2,712,601
                                                                                                             ---------------
                                                                                                                   7,778,886
                                                                                                             ---------------
       SOFTWARE & SERVICES 0.2%
       Fiserv Inc., senior note, 6.125%, 11/20/12 .............       United States          2,500,000             2,505,318
       SunGard Data Systems Inc.,
          senior note, 9.125%, 8/15/13 ........................       United States            150,000               154,125
          senior sub. note, 10.25%, 8/15/15 ...................       United States            650,000               663,000
                                                                                                             ---------------
                                                                                                                   3,322,443
                                                                                                             ---------------


                    50 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CORPORATE BONDS (CONTINUED)
       TELECOMMUNICATION SERVICES 2.0%
       AT&T Inc.,
          4.95%, 1/15/13 ......................................       United States          5,000,000       $     5,012,895
   (e) FRN, 2.888%, 11/14/08 ..................................       United States          1,000,000               999,816
       Embarq Corp., senior note, 7.082%, 6/01/16 .............       United States          2,500,000             2,345,037
   (d) Hutchison Whampoa International Ltd., senior note, 144A,
          6.25%, 1/24/14 ......................................         Hong Kong            1,000,000             1,016,881
          7.45%, 11/24/33 .....................................         Hong Kong            1,000,000             1,028,885
       Sprint Capital Corp., senior note, 8.375%, 3/15/12 .....       United States          4,256,000             4,184,721
       Telecom Italia Capital, senior note,
          4.95%, 9/30/14 ......................................           Italy              1,500,000             1,378,950
          6.999%, 6/04/18 .....................................           Italy              6,000,000             5,991,612
       Verizon New York Inc., senior deb.,
          A, 6.875%, 4/01/12 ..................................       United States          4,700,000             4,853,826
          B, 7.375%, 4/01/32 ..................................       United States          1,000,000               975,425
       Verizon Virginia Inc., A, 4.625%, 3/15/13 ..............       United States          1,000,000               960,250
                                                                                                             ---------------
                                                                                                                  28,748,298
                                                                                                             ---------------
       TRANSPORTATION 0.1%
       Union Pacific Corp., 3.625%, 6/01/10 ...................       United States          1,500,000             1,477,152
                                                                                                             ---------------
       UTILITIES 1.7%
       CenterPoint Energy Inc., senior note,
          6.85%, 6/01/15 ......................................       United States          1,000,000             1,020,735
          6.125%, 11/01/17 ....................................       United States          1,400,000             1,369,764
          6.50%, 5/01/18 ......................................       United States          7,000,000             6,877,080
       Consumers Energy Co., first mortgage, H, 4.80%,
          2/17/09 .............................................       United States          1,000,000             1,002,944
       Dominion Resources Inc., 6.40%, 6/15/18 ................       United States          3,400,000             3,470,139
       DPL Inc., senior note, 6.875%, 9/01/11 .................       United States            500,000               521,111
   (d) E.ON International Finance BV, 144A, 5.80%, 4/30/18 ....          Germany             6,000,000             5,921,820
       Northeast Generation Co., senior secured note, B-1,
          8.812%, 10/15/26 ....................................       United States            392,344               423,895
       NRG Energy Inc., senior note,
          7.25%, 2/01/14 ......................................       United States            600,000               586,500
          7.375%, 2/01/16 .....................................       United States            225,000               218,812
          7.375%, 1/15/17 .....................................       United States            300,000               290,250
   (d) Ras Laffan Liquefied Natural Gas Co. Ltd., 144A, 3.437%,
          9/15/09 .............................................           Qatar                235,200               235,732
   (d) Texas Competitive Electric Holdings Co. LLC, senior
          note, 144A, 10.25%, 11/01/15 ........................       United States          1,500,000             1,507,500
                                                                                                             ---------------
                                                                                                                  23,446,282
                                                                                                             ---------------
       TOTAL CORPORATE BONDS (COST $507,182,390) ..............                                                  481,859,484
                                                                                                             ---------------
       CONVERTIBLE BONDS 1.3%
       DIVERSIFIED FINANCIALS 0.2%
       Merrill Lynch & Co. Inc., cvt., senior note, zero cpn.,
          3/13/32 .............................................       United States          2,100,000             2,024,589
                                                                                                             ---------------
       MATERIALS 0.1%
       Headwaters Inc., cvt., senior sub. note, 2.875%,
          6/01/16 .............................................       United States          1,700,000             1,417,375
                                                                                                             ---------------


                    Quarterly Statements of Investments | 51

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       CONVERTIBLE BONDS (CONTINUED)
       PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 0.3%
       Amgen Inc., cvt., senior note, 0.375%, 2/01/13 .........       United States          2,000,000       $     1,927,926
       Protein Design Labs Inc., cvt., sub. note, 2.75%,
          8/16/23 .............................................       United States          1,900,000             1,847,750
                                                                                                             ---------------
                                                                                                                   3,775,676
                                                                                                             ---------------
       REAL ESTATE 0.2%
       CapitalSource Inc., cvt., senior sub. note, 4.00%,
          7/15/34 .............................................       United States          3,600,000             2,919,643
                                                                                                             ---------------
       RETAILING 0.1%
       Best Buy Co. Inc., cvt., sub. deb., 2.25%, 1/15/22 .....       United States          1,800,000             1,887,750
                                                                                                             ---------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.3%
       Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 ..........       United States          1,206,000             1,178,956
   (d) Microchip Technology Inc., cvt., junior sub. note,
          144A, 2.125%, 12/15/37 ..............................       United States          3,000,000             3,188,250
                                                                                                             ---------------
                                                                                                                   4,367,206
                                                                                                             ---------------
       SOFTWARE & SERVICES 0.1%
   (d) VeriFone Holdings Inc., cvt., senior note, 144A,
          1.375%, 6/15/12 .....................................       United States          2,100,000             1,575,000
                                                                                                             ---------------
       TOTAL CONVERTIBLE BONDS (COST $20,132,790) .............                                                   17,967,239
                                                                                                             ---------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
       MORTGAGE-BACKED SECURITIES 24.5%
       BANKS 10.8%
   (e) Bear Stearns Commercial Mortgage Securities Inc.,
          2005-PW10, A4, FRN, 5.405%, 12/11/40 ................       United States          4,000,000             3,826,094
       Citigroup/Deutsche Bank Commercial Mortgage Trust,
   (e)    2005-CD1, A4, FRN, 5.399%, 7/15/44 ..................       United States         15,350,000            14,682,301
   (e)    2005-CD1, E, FRN, 5.399%, 7/15/44 ...................       United States          4,500,000             3,466,304
   (e)    2006-CD3, A5, FRN, 5.617%, 10/15/48 .................       United States         13,500,000            12,763,737
          2007-CD4, B, 5.447%, 12/11/49 .......................       United States          4,100,000             2,874,095
          2007-CD4, C, 5.476%, 12/11/49 .......................       United States         14,200,000             9,821,162
       Countrywide Asset-Backed Certificates,
          2004-7, AF4, 4.774%, 8/25/32 ........................       United States            284,936               280,203
   (e)    2004-9, AF4, FRN, 4.649%, 10/25/32 ..................       United States            633,290               632,276
       FHLMC,
          2643, OG, 5.00%, 7/15/32 ............................       United States          3,182,750             3,032,333
   (e)    2942, TF, FRN, 2.808%, 3/15/35 ......................       United States          4,015,764             3,932,346
       FNMA,
   (e)    2005-122, FN, FRN, 2.811%, 1/25/36 ..................       United States          4,872,464             4,606,172
          G93-33, K, 7.00%, 9/25/23 ...........................       United States          1,112,714             1,174,817
       GE Capital Commercial Mortgage Corp., 2003-C1, A4,
          4.819%, 1/10/38 .....................................       United States          1,578,354             1,519,833
       Greenwich Capital Commercial Funding Corp.,
          2004-GG1, A7, 5.317%, 6/10/36 .......................       United States         11,680,000            11,386,001
          2005-GG5, A5, 5.224%, 4/10/37 .......................       United States          9,250,000             8,762,723
   (e)    2006-GG7, A4, FRN,6.112%, 7/10/38 ...................       United States         21,200,000            20,572,832
          2007-GG9, C, 5.554%, 3/10/39 ........................       United States          6,438,000             4,489,819


                    52 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (CONTINUED)
       BANKS (CONTINUED)
   (e) GS Mortgage Securities Corp. II,
          2006-GG6, A4, FRN, 5.553%, 4/10/38 ..................       United States          7,300,000       $     6,920,547
   (d)    2007-E0P, A1, 144A, FRN, 2.55%, 3/06/20 .............       United States          2,285,034             2,178,655
          2007-GG10, C, FRN, 5.993%, 8/10/45 ..................       United States          4,610,000             3,253,195
   (e) HSI Asset Securitization Corp. Trust, 2006-OPT4, 2A2,
          FRN, 2.571%, 3/25/36 ................................       United States          3,508,694             3,486,608
       LB-UBS Commercial Mortgage Trust, 2005-C5, A4, 4.954%,
          9/15/30 .............................................       United States         10,545,000             9,873,449
   (e) Morgan Stanley ABS Capital I,
          2006-NC3, A2B, FRN, 2.581%, 3/25/36 .................       United States          6,757,447             6,650,389
          2006-NC4, A2A, FRN, 2.491%, 6/25/36 .................       United States            224,343               223,979
          2006-WMC, 2A, FRN, 2.501%, 7/25/36 ..................       United States            702,768               698,496
       Morgan Stanley Capital I,
   (e)    2004-IQ7, A4, FRN, 5.539%, 6/15/38 ..................       United States          6,900,000             6,726,434
   (d)    2007-IQ13, B, 144A, 5.517%, 3/15/44 .................       United States          5,138,000             3,545,878
                                                                                                             ---------------
                                                                                                                 151,380,678
                                                                                                             ---------------
       DIVERSIFIED FINANCIALS 12.5%
   (e) Accredited Mortgage Loan Trust, 2005-4, A2B, FRN,
          2.611%, 12/25/35 ....................................       United States          1,444,235             1,431,919
   (e) ACE Securities Corp., 2005-HE7, A2B, FRN, 2.641%,
          11/25/35 ............................................       United States          2,883,881             2,863,293
   (e) AFC Home Equity Loan Trust, 1997-4, 2A2, FRN, 3.101%,
          12/22/27 ............................................       United States            203,375               150,068
   (e) American Express Credit Account Master Trust, 2002-5,
          A, FRN, 2.628%, 2/15/12 .............................       United States         21,300,000            21,239,174
   (e) Amortizing Residential Collateral Trust, 2002-BC1, M1,
          FRN, 3.311%, 1/25/32 ................................       United States            455,056               354,672
   (e) Asset-Backed Funding Certificates, 2005-HE2, A2C, FRN,
          2.761%, 6/25/35 .....................................       United States            265,343               264,854
   (e) Asset-Backed Securities Corp. Home Equity Loan Trust,
          2005-HE4, A1, FRN, 2.621%, 5/25/35 ..................       United States            286,914               274,149
   (e) Bank of America Credit Card Trust, 2007-A13, A13, FRN,
          2.678%, 4/15/12 .....................................       United States         25,000,000            24,880,723
   (e) Capital One Auto Finance Trust, 2006-C, A4, FRN, 2.488%,
          5/15/13 .............................................       United States          5,250,000             4,565,310
   (e) Chase Funding Mortgage Loan Asset-Backed Certificates,
          2004-2, 2A2, FRN, 2.711%, 2/25/35 ...................       United States          2,632,765             2,335,845
   (e) Chase Issuance Trust,
          2005-A3, A, FRN, 2.478%, 10/17/11 ...................       United States         23,000,000            22,947,919
          2007-A9, A9, FRN, 2.488%, 6/16/14 ...................       United States         16,450,000            15,902,246
   (e) First Franklin Mortgage Loan Asset-Backed Certificates,
          2004-FF11, 1A2, FRN, 2.811%, 1/25/35 ................       United States            760,091               564,971
   (e) Ford Credit Auto Owner Trust, 2007-B, A2B, FRN, 2.788%,
          6/15/10 .............................................       United States         16,353,154            16,351,398


                    Quarterly Statements of Investments | 53

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (CONTINUED)
       DIVERSIFIED FINANCIALS (CONTINUED)
       JPMorgan Chase Commercial Mortgage Securities Corp.,
   (e)    2004-CB9, A4, FRN, 5.552%, 6/12/41 ..................       United States         11,324,540       $    11,052,187
          2004-LN2, A2, 5.115%, 7/15/41 .......................       United States            697,106               663,445
   (e)    2005-LDP5, A4, FRN, 5.345%, 12/15/44 ................       United States         32,000,000            30,401,274
   (d) Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%,
          12/25/24 ............................................       United States             40,274                39,802
   (d) Legacy Benefits Insurance Settlements LLC, 2004-1, A,
          144A, 5.35%, 2/10/39 ................................       United States          2,147,633             1,991,259
   (e) MBNA Credit Card Master Note Trust,
          2003-A9, A9, FRN, 2.588%, 2/15/11 ...................       United States          5,360,000             5,359,654
          2005-A4, A4, FRN, 2.498%, 11/15/12 ..................       United States          1,850,000             1,823,385
       Residential Asset Securities Corp.,
          2001-KS2, AI5, 7.014%, 6/25/31 ......................       United States              8,866                 7,836
          2004-KS1, AI4, 4.213%, 4/25/32 ......................       United States            790,758               784,965
   (e)    2005-AHL2, A2, FRN, 2.721%, 10/25/35 ................       United States          2,165,418             1,933,947
   (e) Securitized Asset-Backed Receivables LLC Trust,
          2006-FR2, A2, FRN, 2.611%, 3/25/36 ..................       United States          7,135,201             6,683,463
       Structured Asset Securities Corp.,
   (e)    2002-1A, 2A1, FRN,5.407%, 2/25/32 ...................       United States             67,906                56,564
          2004-4XS, 1A4, 4.13%, 2/25/34 .......................       United States            307,496               308,278
                                                                                                             ---------------
                                                                                                                 175,232,600
                                                                                                             ---------------
       REAL ESTATE 1.2%
   (e) Master Asset-Backed Securities Trust, 2006-AB1, A1,
          FRN, 2.601%, 2/25/36 ................................       United States            251,550               249,112
   (e) Ownit Mortgage Loan Asset-Backed Certificates,
          2006-6, A2B, FRN, 2.571%, 9/25/37 ...................       United States         18,230,360            15,999,152
                                                                                                             ---------------
                                                                                                                  16,248,264
                                                                                                             ---------------
       TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
          MORTGAGE-BACKED SECURITIES (COST $361,625,249) ......                                                  342,861,542
                                                                                                             ---------------
       MORTGAGE-BACKED SECURITIES 40.3%
   (e) FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE
          RATE 0.6%
       FHLMC, 4.361%, 11/01/27 ................................       United States          6,246,445             6,353,511
       FHLMC, 5.408%, 4/01/32 .................................       United States            986,234               999,161
       FHLMC, 5.864%, 4/01/30 .................................       United States            515,770               524,972
       FHLMC, 5.962%, 10/01/36 ................................       United States            142,557               145,399
       FHLMC, 6.367%, 9/01/32 .................................       United States            420,332               425,350
       FHLMC, 7.275%, 3/01/25 .................................       United States            143,609               148,427
                                                                                                             ---------------
                                                                                                                   8,596,820
                                                                                                             ---------------
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED
          RATE 18.7%
       FHLMC Gold 15 Year, 5.00%, 10/01/17 - 9/01/18 ..........       United States            699,405               693,697
       FHLMC Gold 15 Year, 5.50%, 11/01/22 ....................       United States          4,244,183             4,257,125
       FHLMC Gold 15 Year, 6.00%, 2/01/17 - 9/01/22 ...........       United States          8,169,950             8,342,495
   (f) FHLMC Gold 30 Year, 5.00%, 8/01/33 .....................       United States         79,300,000            75,248,246


                    54 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE
          (CONTINUED)
       FHLMC Gold 30 Year, 5.00%, 8/01/33 - 5/01/34 ...........       United States          2,629,382       $     2,512,660
   (g) FHLMC Gold 30 Year, 5.50%, 1/01/35 - 12/01/37 ..........       United States         20,378,166            19,945,920
       FHLMC Gold 30 Year, 5.50%, 11/01/37 ....................       United States         24,491,544            23,970,843
   (f) FHLMC Gold 30 Year, 6.00%, 8/01/30 .....................       United States         71,500,000            71,868,654
       FHLMC Gold 30 Year, 6.00%, 5/01/33 - 8/01/34 ...........       United States          2,948,967             2,979,428
   (f) FHLMC Gold 30 Year, 6.50%, 3/01/15 .....................       United States         49,000,000            50,324,519
       FHLMC Gold 30 Year, 6.50%, 4/01/28 - 1/01/35 ...........       United States            924,569               956,055
       FHLMC Gold 30 Year, 7.00%, 4/01/26 - 7/01/32 ...........       United States            582,841               614,832
       FHLMC Gold 30 Year, 7.50%, 3/01/32 .....................       United States             82,918                89,349
       FHLMC Gold 30 Year, 8.50%, 8/01/30 .....................       United States              9,614                10,638
       FHLMC Gold 30 Year, 9.00%, 1/01/22 .....................       United States            122,596               131,247
       FHLMC Gold 30 Year, 10.00%, 10/01/30 ...................       United States            272,054               318,247
       FHLMC Gold PC 15 Year, 8.50%, 5/01/12 ..................       United States                394                   395
                                                                                                             ---------------
                                                                                                                 262,264,350
                                                                                                             ---------------
   (e) FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE
          RATE 2.0%
       FNMA, 3.948%, 1/01/17 ..................................       United States            620,611               616,388
       FNMA, 4.361%, 8/01/33 - 9/01/34 ........................       United States         13,406,633            13,416,212
       FNMA, 4.366%, 2/01/34 ..................................       United States          2,493,157             2,511,738
       FNMA, 4.614%, 12/01/34 .................................       United States          1,245,288             1,267,924
       FNMA, 4.75%, 6/01/15 ...................................       United States             97,991                98,237
       FNMA, 4.756%, 12/01/27 .................................       United States            477,277               477,244
       FNMA, 4.768%, 3/01/33 ..................................       United States            541,906               542,447
       FNMA, 4.774%, 6/01/33 ..................................       United States            452,727               453,183
       FNMA, 4.909%, 4/01/35 ..................................       United States          5,403,869             5,388,714
       FNMA, 5.231%, 6/01/32 ..................................       United States            162,127               164,501
       FNMA, 5.255%, 11/01/31 .................................       United States            430,655               435,881
       FNMA, 5.60%, 10/01/32 ..................................       United States          1,132,576             1,149,501
       FNMA, 5.732%, 12/01/22 .................................       United States            183,681               185,227
       FNMA, 5.747%, 5/01/25 ..................................       United States            156,773               158,507
       FNMA, 5.761%, 12/01/24 .................................       United States             57,628                58,789
       FNMA, 5.985%, 9/01/19 ..................................       United States             11,872                12,137
       FNMA, 5.991%, 12/01/34 .................................       United States            937,488               949,545
       FNMA, 6.35%, 6/01/17 ...................................       United States             85,727                85,865
                                                                                                             ---------------
                                                                                                                  27,972,040
                                                                                                             ---------------
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED
          RATE 18.9%
       FNMA 15 Year, 4.50%, 3/01/19 - 6/01/19 .................       United States          1,648,387             1,602,218
       FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18 .................       United States          1,479,596             1,469,997
       FNMA 15 Year, 5.50%, 1/01/14 - 2/01/18 .................       United States            817,674               828,104
       FNMA 15 Year, 6.00%, 8/01/16 - 9/01/22 .................       United States          2,582,917             2,642,155
       FNMA 15 Year, 6.50%, 4/01/16 - 9/01/16 .................       United States             42,429                44,140
   (f) FNMA 30 Year, 5.00%, 8/01/33 ...........................       United States         28,575,000            27,132,848
       FNMA 30 Year, 5.00%, 8/01/36 - 2/01/37 .................       United States         20,561,436            19,560,420
   (g) FNMA 30 Year, 5.50%, 6/01/33 - 8/01/37 .................       United States         71,047,870            69,719,807
   (f) FNMA 30 Year, 6.00%, 8/15/32 ...........................       United States        106,750,000           107,233,684


                    Quarterly Statements of Investments | 55

Franklin Investors Securities Trust

                                                                                              PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION        AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       MORTGAGE-BACKED SECURITIES (CONTINUED)
       FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE
          (CONTINUED)
       FNMA 30 Year, 6.00%, 9/01/32 - 11/01/35 ................       United States           6,341,276       $     6,398,364
       FNMA 30 Year, 6.50%, 5/01/28 - 8/01/32 .................       United States           2,090,382             2,164,416
   (f) FNMA 30 Year, 6.50%, 8/15/34 ...........................       United States          23,850,000            24,487,248
       FNMA 30 Year, 7.50%, 1/01/30 ...........................       United States              70,978                76,487
       FNMA 30 Year, 8.50%, 5/01/32 ...........................       United States             231,681               254,647
       FNMA 30 Year, 9.00%, 11/01/26 - 5/01/27 ................       United States             805,870               889,409
                                                                                                              ---------------
                                                                                                                  264,503,944
                                                                                                              ---------------
   (e) GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
          ADJUSTABLE RATE 0.0%(a)
       GNMA, 5.125%, 10/20/26 .................................       United States             100,476               101,168
       GNMA, 5.375%, 1/20/23 ..................................       United States              46,379                46,697
                                                                                                              ---------------
                                                                                                                      147,865
                                                                                                              ---------------
       GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
          FIXED RATE 0.1%
       GNMA I SF 15 Year, 7.00%, 2/15/09 ......................       United States               5,246                 5,375
       GNMA I SF 30 Year, 6.50%, 10/15/31 - 4/15/32 ...........       United States             133,988               138,849
       GNMA I SF 30 Year, 7.00%, 10/15/27 - 4/15/28 ...........       United States              56,291                60,200
       GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/15/26 ............       United States             403,714               433,634
       GNMA I SF 30 Year, 8.00%, 8/15/16 - 7/15/17 ............       United States             200,024               216,924
       GNMA I SF 30 Year, 9.00%, 9/15/25 - 3/15/31 ............       United States               8,774                 9,640
       GNMA II SF 30 Year, 6.00%, 5/20/31 .....................       United States              41,201                41,782
       GNMA II SF 30 Year, 6.50%, 3/20/28 - 4/20/31 ...........       United States              30,625                31,672
       GNMA II SF 30 Year, 7.50%, 8/20/30 - 1/20/33 ...........       United States             223,190               238,572
       GNMA II SF 30 Year, 8.00%, 5/20/27 - 7/20/27 ...........       United States             221,620               241,387
                                                                                                              ---------------
                                                                                                                    1,418,035
                                                                                                              ---------------
       TOTAL MORTGAGE-BACKED SECURITIES
          (COST $566,320,172) .................................                                                   564,903,054
                                                                                                              ---------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 8.2%
       European Investment Bank, senior note,
   (e)    FRN, 0.709%, 9/21/11 ................................       Supranational(h)      550,000,000 JPY         5,098,014
          4.50%, 5/15/13 ......................................       Supranational(h)        2,700,000 NOK           500,784
          1612/37, 6.50%, 9/10/14 .............................       Supranational(h)        1,395,000 NZD           997,464
 (e,i) Government of Argentina, senior bond, FRN, 3.092%,
          8/03/12 .............................................          Argentina            2,225,000             1,216,757
   (j) Government of Ghana, Reg S, 8.50%, 10/04/17                        Ghana                 300,000               302,196
       Government of Indonesia,
          FR19, 14.25%, 6/15/13 ...............................         Indonesia         7,995,000,000 IDR           965,518
          FR34, 12.80%, 6/15/21 ...............................         Indonesia         9,705,000,000 IDR         1,108,068
          FR35, 12.90%, 6/15/22 ...............................         Indonesia        21,000,000,000 IDR         2,396,073
          FR36, 11.50%, 9/15/19 ...............................         Indonesia        12,200,000,000 IDR         1,292,906
          FR40, 11.00%, 9/15/25 ...............................         Indonesia        21,230,000,000 IDR         2,077,965
   (j) Government of Iraq, Reg S, 5.80%, 1/15/28 ..............            Iraq                 510,000               381,225
       Government of Malaysia,
          4.305%, 2/27/09 .....................................          Malaysia            20,200,000 MYR         6,232,063
          7.00%, 3/15/09 ......................................          Malaysia             6,004,000 MYR         1,883,155


                    56 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
       Government of Malaysia, (continued)
          3.869%, 4/13/10 .....................................          Malaysia              943,000 MYR   $       289,127
          3.756%, 4/28/11 .....................................          Malaysia            4,965,000 MYR         1,517,642
          3.833%, 9/28/11 .....................................          Malaysia            3,035,000 MYR           928,582
          3.814%, 2/15/17 .....................................          Malaysia            4,470,000 MYR         1,293,857
          4.24%, 2/07/18 ......................................          Malaysia           20,750,000 MYR         6,126,791
       Government of Mexico, 10.00%, 12/05/24                             Mexico               400,000(k)MXN       4,312,615
       Government of Norway,
          5.50%, 5/15/09 ......................................           Norway            20,000,000 NOK         3,888,290
          6.00%, 5/16/11 ......................................           Norway             6,200,000 NOK         1,238,678
          6.50%, 5/15/13 ......................................           Norway            35,500,000 NOK         7,369,029
       Government of Peru,
          7.84%, 8/12/20 ......................................            Peru              1,100,000 PEN           392,756
          Series 7, 8.60%, 8/12/17 ............................            Peru              3,200,000 PEN         1,204,963
       Government of Poland, 6.00%, 5/24/09 ...................           Poland            22,350,000 PLN        10,763,581
       Government of Singapore,
          4.375%, 1/15/09 .....................................         Singapore            2,900,000 SGD         2,157,422
          2.375%, 10/01/09 ....................................         Singapore              170,000 SGD           126,638
          2.625%, 4/01/10 .....................................         Singapore            1,771,000 SGD         1,331,370
       Government of Sweden,
          5.00%, 1/28/09 ......................................           Sweden            57,300,000 SEK         9,478,911
          4.00%, 12/01/09 .....................................           Sweden            49,430,000 SEK         8,106,053
          5.50%, 10/08/12 .....................................           Sweden             2,880,000 SEK           495,334
   (e) Government of Vietnam, FRN, 3.625%, 3/12/16 ............          Vietnam               187,826              178,517
       KfW Bankengruppe,
   (e)    FRN, 0.706%, 8/08/11 ................................          Germany           705,000,000 JPY         6,525,685
          senior note, 6.50%, 11/15/11 ........................          Germany             1,099,000 NZD           793,110
       Korea Treasury Note,
          0525-1209, 5.25%, 9/10/12 ...........................        South Korea       1,800,000,000 KRW         1,741,413
          0550-1709, 5.50%, 9/10/17 ...........................        South Korea       5,190,000,000 KRW         4,984,351
       Korea Treasury Bond, 0525-2703, 5.25%, 3/10/27 .........        South Korea       2,001,000,000 KRW         1,836,073
       Nota Do Tesouro Nacional, 9.762%,
          1/01/14 .............................................           Brazil                 1,900(l)BRL       1,044,873
          1/01/17 .............................................           Brazil                21,975(l)BRL      11,562,639
       Province of Ontario, 6.25%, 6/16/15 ....................           Canada               305,000 NZD           211,394
   (d) Peru Enhanced Pass-Through Finance Ltd., senior
          secured bond, A-1, 144A, zero cpn., 5/31/18 .........            Peru              1,328,940               880,423
                                                                                                             ---------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
         (COST $109,007,248) ..................................                                                  115,232,305
                                                                                                             ---------------
   (e) SENIOR FLOATING RATE INTERESTS 5.6%
       AUTOMOBILES & COMPONENTS 0.2%
       Allison Transmission, Term Loan B, 5.21% - 5.47%,
          8/07/14 .............................................       United States          1,488,750             1,336,525
       United Components Inc., Term Loan D, 4.58% - 4.72%,
          6/29/12 .............................................       United States            844,444               814,889
                                                                                                             ---------------
                                                                                                                   2,151,414
                                                                                                             ---------------


                    Quarterly Statements of Investments | 57

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION        AMOUNT(b)           VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       CAPITAL GOODS 0.1%
       NCI Building Systems Inc., Term Loan B, 3.96% - 3.97%,
          6/18/10 .............................................       United States            909,662       $       886,920
       Oshkosh Truck Corp., Term Loan B, 4.21% - 4.43%,
          12/06/13 ............................................       United States            989,873               906,199
       TriMas Co. LLC,
          Term Loan B, 4.71% - 5.045%, 8/02/13 ................       United States            204,958               184,462
          Tranche B-1 L/C, 4.686%, 8/02/11 ....................       United States             48,140                43,326
                                                                                                             ---------------
                                                                                                                  2,020,907
                                                                                                             ---------------
       COMMERCIAL SERVICES & SUPPLIES 0.6%
       Acco Brands Corp., Term Loan B, 4.428% - 4.553%,
          8/17/12 .............................................       United States            622,785               610,329
       Affinion Group Inc., Term Loan B, 4.963% - 5.178%,
          10/17/12 ............................................       United States            500,000               479,792
       Allied Waste North America Inc.,
          Credit Link, 4.360%, 3/28/14 ........................       United States            274,016               269,278
          Term Loan B, 3.96% - 4.57%, 3/28/14 .................       United States            455,758               447,877
       ARAMARK Corp.,
          Synthetic L/C, 2.44%, 1/26/14 .......................       United States             50,120                47,727
          Term Loan B, 4.676%, 1/26/14 ........................       United States            788,925               751,252
   (m) EnviroSolutions Inc., Initial Term Loan, PIK,
          11.50%-12.25%, 7/07/12 ..............................       United States            300,000               272,250
       Nielsen Finance LLC (VNU Inc.), Dollar Term Loan,
          4.734%, 8/09/13 .....................................       United States          2,707,944             2,523,790
       West Corp., Term Loan B-2, 4.838% - 5.171%, 10/24/13 ...       United States          3,191,919             2,875,721
                                                                                                             ---------------
                                                                                                                   8,278,016
                                                                                                             ---------------
       CONSUMER DURABLES & APPAREL 0.3%
       Jarden Corp.,
          Term Loan B1, 4.551%, 1/24/12 .......................       United States            721,624               687,046
          Term Loan B2, 4.551%, 1/24/12 .......................       United States            876,246               834,258
       Jostens IH Corp. (Visant Holding Corp.), Term Loan
          C,5.171%, 12/21/11 ..................................       United States            812,195               793,921
       Warnaco Inc., Term Loan, 4.079% - 6.62%, 1/31/13 .......       United States            967,358               914,153
       The William Carter Co., Term Loan B, 3.963% - 4.299%,
          7/14/12 .............................................       United States            672,921               644,322
                                                                                                             ---------------
                                                                                                                   3,873,700
                                                                                                             ---------------
       CONSUMER SERVICES 0.6%
       Education Management LLC, Term Loan C, 4.563%,
          6/01/13 .............................................       United States          2,858,596             2,625,315
       Laureate Education Inc., Closing Date Term Loan, 5.708%,
          8/17/14 .............................................       United States            758,721               705,136
       OSI Restaurant Partners LLC (Outback),
          Pre-Funded Revolving Credit, 2.596%, 6/14/13 ........       United States            106,383                89,362
          Term Loan B, 5.125%, 6/14/14 ........................       United States          1,333,457             1,120,104
       Penn National Gaming Inc., Term Loan B,4.21% - 4.55%,
          10/03/12 ............................................       United States            498,718               479,838
       VML U.S. Finance LLC (Venetian Macau),
          Delayed Draw, 5.06%, 5/25/12 ........................           Macau                949,541               918,172
          New Project Term Loans, 5.06%, 5/25/13 ..............           Macau                182,721               176,685
          Term Loan B, 5.06%, 5/24/13 .........................           Macau              1,767,738             1,709,339
                                                                                                             ---------------
                                                                                                                   7,823,951
                                                                                                             ---------------


                    58 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                            PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION       AMOUNT(b)            VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       DIVERSIFIED FINANCIALS 0.2%
       Nuveen Investments Inc., Term Loan B, 5.46% - 5.463%,
          11/13/14 ............................................       United States          2,194,500       $     2,035,399
       TD Ameritrade Holding Corp., Term Loan B, 3.96%,
          12/31/12 ............................................       United States            983,088               957,277
                                                                                                             ---------------
                                                                                                                   2,992,676
                                                                                                             ---------------
       ENERGY 0.1%
       Alpha Natural Resources LLC, Term Loan B, 4.551%,
          10/26/12 ............................................       United States            932,500               927,838
                                                                                                             ---------------
       FOOD, BEVERAGE & TOBACCO 0.0%(a)
       Dean Foods Co., Term Loan B, 3.97% - 4.31%, 4/02/14 ....       United States            493,750               467,674
                                                                                                             ---------------
       HEALTH CARE EQUIPMENT & SERVICES 0.6%
       Community Health Systems Inc., Term Loan, 4.713% -
          4.899%, 7/25/14 .....................................       United States          2,001,340             1,897,793
       DaVita Inc., Term Loan B-1, 3.97% - 4.30%, 10/05/12 ....       United States            815,000               786,184
       Fresenius Medical Care Holdings Inc., Term Loan B,
          4.019% - 4.184%, 3/31/13 ............................       United States          1,101,786             1,073,036
       HCA Inc.,
          Term Loan A-1, 4.801%, 11/19/12 .....................       United States          2,859,249             2,686,550
          Term Loan B-1, 5.051%, 11/18/13 .....................       United States          1,213,639             1,142,927
       Iasis Healthcare LLC,
          Delayed Draw Term Loan, 4.463%, 3/14/14 .............       United States            238,890               223,263
          Initial Term Loan, 4.463%, 3/14/14 ..................       United States            690,414               645,249
          Synthetic L/C, 4.60%, 3/14/14 .......................       United States             63,704                59,537
                                                                                                             ---------------
                                                                                                                   8,514,539
                                                                                                             ---------------
       HOUSEHOLD & PERSONAL PRODUCTS 0.0%(a)
       Central Garden & Pet Co., Term Loan B, 3.97%, 9/30/12 ..       United States            707,970               628,323
                                                                                                             ---------------
       INSURANCE 0.1%
       Conseco Inc., Term Loan, 4.463%, 10/10/13 ..............       United States          1,385,919             1,215,277
                                                                                                             ---------------
       MATERIALS 0.6%
       Celanese U.S. Holdings LLC, Dollar Term Loan, 4.283%,
          4/02/14 .............................................       United States          1,385,485             1,306,562
       Domtar Corp., Term Loan, 3.838%, 3/07/14 ...............       United States            838,336               810,741
       Georgia-Pacific Corp.,
          Additional Term Loan, 4.446% - 4.551%, 12/20/12 .....       United States            492,500               465,696
          Term Loan B, 4.399% - 4.551%, 12/20/12 ..............       United States          1,329,565             1,257,204
       Hexion Specialty Chemicals BV, Term Loan C-5, 5.063%,
          5/03/13 .............................................        Netherlands             990,000               863,775
       Huntsman International LLC, Term Loan B, 4.213%,
          4/19/14 .............................................       United States            693,786               652,530
       Ineos U.S. Finance LLC,
          Term Loan B2, 4.885%, 12/16/13 ......................       United States            245,000               204,881
          Term Loan C2, 5.385%, 12/23/14 ......................       United States            245,000               204,881
       Nalco Co., Term Loan B, 4.22% - 4.92%, 11/04/10 ........       United States            204,892               202,842
       Oxbow Carbon LLC,
          Delayed Draw Term Loan, 4.801%, 5/08/14 .............       United States             95,898                89,785
          Term Loan B, 4.46% - 4.801%, 5/08/14 ................       United States          1,071,192             1,002,903


                    Quarterly Statements of Investments | 59

Franklin Investors Securities Trust

                                                                                             PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION        AMOUNT(b)           VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       MATERIALS (CONTINUED)
       Rockwood Specialties Group Inc., Term Loan E,4.299%,
          7/30/12 .............................................       United States            994,845       $       959,848
                                                                                                             ---------------
                                                                                                                   8,021,648
                                                                                                             ---------------
       MEDIA 1.0%
       Cinemark USA Inc., Term Loan, 4.43% - 4.93%, 10/05/13 ..       United States            884,250               835,775
       Citadel Broadcasting Corp., Term Loan B, 4.095% -
          4.435%, 6/12/14 .....................................       United States            900,000               738,000
       CSC Holdings Inc. (Cablevision), Incremental Term Loan,
          4.206%, 3/29/13 .....................................       United States          1,325,719             1,259,433
       Entravision Communications Corp., Term Loan B, 4.29%,
          3/29/13 .............................................       United States            572,589               531,434
       Idearc Inc., Term Loan B, 4.47% - 4.80%, 11/17/14 ......       United States            985,000               737,519
       MCC Iowa,
          Tranche D-1 Term Loan, 4.21% - 4.22%, 1/31/15 .......       United States            925,970               848,420
          Tranche D-2 Term Loan, 4.21% - 4.22%, 1/31/15 .......       United States             87,172                79,872
       Regal Cinemas Corp., Term Loan, 4.301%, 10/27/13 .......       United States          1,582,190             1,494,289
       Tribune Co.,
   (f)    Incremental Term Loan, 7.00%, 5/14/14 ...............       United States            435,578               299,460
          Term Loan B, 5.786%, 5/16/14 ........................       United States          1,188,000               853,132
       Univision Communications Inc., Initial Term Loan,
          4.713% - 5.049%, 9/29/14 ............................       United States          2,900,000             2,381,173
       UPC Financing Partnership, Term Loan N, 4.221%,
          12/31/14 ............................................        Netherlands           4,230,000             3,977,257
                                                                                                             ---------------
                                                                                                                  14,035,764
                                                                                                             ---------------
       REAL ESTATE 0.1%
       Capital Automotive REIT, Term Loan B, 4.23%, 12/15/10 ..       United States            940,723               894,393
                                                                                                             ---------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%(a)
       Fairchild Semiconductor Corp., Initial Term Loan,
          4.301%, 6/26/13 .....................................       United States            497,462               476,320
                                                                                                             ---------------
       SOFTWARE & SERVICES 0.5%
       Affiliated Computer Services Inc., Term Loan B, 4.46%,
          3/20/13 .............................................       United States            975,000               946,511
       First Data Corp., Term Loan B-2, 5.212% - 5.552%,
          9/24/14 .............................................       United States          3,581,974             3,303,801
       SunGard Data Systems Inc., New U.S. Term Loan, 4.508%,
          2/28/14 .............................................       United States          2,441,656             2,307,971
                                                                                                             ---------------
                                                                                                                   6,558,283
                                                                                                             ---------------
       TECHNOLOGY HARDWARE & EQUIPMENT 0.0%(a)
       Sensus Metering Systems Inc.,
          Term Loan B1, 4.46% - 4.786%, 12/17/10 ..............       United States            176,087               166,402
          Term Loan B2, 4.46%, 12/17/10 .......................         Luxembourg               4,538                 4,289
                                                                                                             ---------------
                                                                                                                     170,691
                                                                                                             ---------------


                    60 | Quarterly Statements of Investments

Franklin Investors Securities Trust

                                                                                              PRINCIPAL
       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION        AMOUNT(b)           VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
   (e) SENIOR FLOATING RATE INTERESTS (CONTINUED)
       TELECOMMUNICATION SERVICES 0.3%
       Alltel Communications Inc.,
          Term Loan B-1, 5.208%, 6/30/15 ......................       United States            199,497       $       197,468
          Term Loan B-3, 5.208%, 5/18/15 ......................       United States          4,042,771             4,028,245
   (f) Hawaiian Telecom Communications Inc., Term Loan C,
          6.25%, 6/01/14 ......................................       United States            400,000               317,400
                                                                                                             ---------------
                                                                                                                   4,543,113
                                                                                                             ---------------
       UTILITIES 0.3%
       Dynegy Holdings Inc.,
          Term L/C Facility, 3.963%, 4/02/13 ..................       United States            923,913               861,087
          Term Loan B, 3.963%, 4/02/13 ........................       United States             75,517                70,381
       NRG Energy Inc.,
          Credit Link, 2.701%, 2/01/13 ........................       United States            364,438               347,583
          Term Loan, 4.301%, 2/01/13 ..........................       United States            743,998               709,588
       Texas Competitive Electric Holdings Co. LLC,
          Term Loan B-2, 5.961% - 6.478%, 10/10/14 ............       United States          1,496,231             1,410,198
          Term Loan B-3, 6.234% - 6.478%, 10/10/14 ............       United States          1,492,481             1,402,000
                                                                                                             ---------------
                                                                                                                   4,800,837
                                                                                                             ---------------
       TOTAL SENIOR FLOATING RATE INTERESTS
          (COST $80,417,645) ..................................                                                   78,395,364
                                                                                                             ---------------
       CREDIT-LINKED STRUCTURED NOTE (COST $1,001,049) 0.1%
       BANKS 0.1%
(d, e) Credit Suisse First Boston International, 144A, FRN,
          4.842%, 3/20/09 .....................................       United States          1,000,000             1,007,500
                                                                                                             ---------------
       MUNICIPAL BOND (COST $1,902,021) 0.1%
       Poway USD, PFA Lease Revenue, Capital Appreciation,
          Mandatory Put 12/01/14, Tranche B, zerocpn.,
          12/01/42 ............................................       United States          2,500,000             1,948,650
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $1,670,569,218) ...............................                                                1,619,816,105
                                                                                                             ---------------
       SHORT TERM INVESTMENTS 10.2%
       FOREIGN GOVERNMENT AND AGENCY SECURITIES 0.5%
   (n) Egypt Treasury Bills,8/05/08 - 7/14/09 .................            Egypt            14,050,000 EGP         2,534,204
   (n) Malaysia Treasury Bill, 9/23/08 ........................          Malaysia           12,560,000 MYR         3,838,889
   (n) Norway Treasury Bill, 9/17/08 ..........................           Norway               400,000 NOK            77,492
                                                                                                             ---------------
       TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
          (COST $6,170,383) ...................................                                                    6,450,585
                                                                                                             ---------------
       U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $3,544,888) 0.2%
(g, n) U.S. Treasury Bill, 8/28/08 ............................       United States          3,550,000             3,546,010
                                                                                                             ---------------
       TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
          (COST $1,680,284,489) ...............................                                                1,629,812,700
                                                                                                             ---------------


                    Quarterly Statements of Investments | 61

Franklin Investors Securities Trust

       FRANKLIN TOTAL RETURN FUND                                 COUNTRY/ORGANIZATION         SHARES              VALUE
       --------------------------------------------------------   --------------------   -----------------   ---------------
       SHORT TERM INVESTMENTS (CONTINUED)
       MONEY MARKET FUND (COST $133,341,447) 9.5%
   (o) Franklin Institutional Fiduciary Trust Money Market
          Portfolio, 2.20% ....................................       United States        133,341,447       $   133,341,447
                                                                                                             ---------------
       TOTAL INVESTMENTS (COST $1,813,625,936) 125.7% .........                                                1,763,154,147
       NET UNREALIZED LOSS ON CREDIT DEFAULT SWAPS (0.2)% .....                                                   (2,302,240)
       NET UNREALIZED LOSS ON FORWARD EXCHANGE
          CONTRACTS (0.2)% ....................................                                                   (2,966,673)
       OTHER ASSETS, LESS LIABILITIES (25.3)% .................                                                 (355,291,818)
                                                                                                             ---------------
       NET ASSETS 100.0% ......................................                                              $ 1,402,593,416
                                                                                                             ===============

See Currency and Selected Portfolio Abbreviations on page 63.

(a)  Rounds to less than 0.1% of net assets.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  Perpetual bond with no stated maturity date.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $86,061,602, representing 6.14% of net assets.

(e)  The coupon rate shown represents the rate at period end.

(f) A portion or all of the security purchased on a when-issued, delayed delivery, or to-be-announced basis.

(g) Security or a portion of the security has been segregated as collateral for open swap contracts and open future contracts. At July 31, 2008, the value of securities pledged amounted to $7,011,430.

(h) A supranational organization is an entity formed by two or more central governments through international treaties.

(i) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(j) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At July 31, 2008, the aggregate value of these securities was $683,421, representing 0.05% of net assets.

(k)  Principal amount is stated in 100 Mexican Peso Units.

(l)  Principal amount is stated in 1,000 Brazilian Real Units.

(m)  Income may be received in additional securities and/or cash.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statements of Investments.


                    62 | Quarterly Statements of Investments

Franklin Investors Securities Trust

STATEMENTS OF INVESTMENTS, JULY 31, 2008 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD   - Australian Dollar
BRL   - Brazilian Real
CHF   - Swiss Franc
EGP   - Egyptian Pound
EUR   - Euro
IDR   - Indonesian Rupiah
JPY   - Japanese Yen
KRW   - South Korean Won
MXN   - Mexican Peso
MYR   - Malaysian Ringgit
NOK   - Norwegian Krone
NZD   - New Zealand Dollar
PEN   - Peruvian Nuevo Sol
PLN   - Polish Zloty
SEK   - Swedish Krona
SGD   - Singapore Dollar

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
DIP   - Debtor-In-Possession
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GNMA  - Government National Mortgage Association
L/C   - Letter of Credit
PC    - Participation Certificate
PFA   - Public Financing Authority
PIK   - Payment-In-Kind
REIT  - Real Estate Investment Trust
SF    - Single Family
USD   - Unified/Union School District

                    See Notes to Statements of Investments.


                    Quarterly Statements of Investments | 63

Franklin Investors Securities Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1.   ORGANIZATION

Franklin Investors Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of nine funds (Funds).

2.   SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value. Joint repurchase agreements are valued at cost.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.


                    64 | Quarterly Statements of Investments

Franklin Investors Securities Trust

2.   SECURITY VALUATION (CONTINUED)

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3.   INCOME TAXES

At July 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                     FRANKLIN
                                    ADJUSTABLE                          FRANKLIN
                                 U.S. GOVERNMENT      FRANKLIN         CONVERTIBLE
                                 SECURITIES FUND    BALANCED FUND    SECURITIES FUND
                                 ---------------   --------------   ----------------
Cost of investments ..........     $491,350,165      $66,507,162      $ 929,925,553
                                   ============      ===========      =============
Unrealized appreciation ......     $  1,152,117      $ 1,590,159      $  59,891,518
Unrealized depreciation ......       (3,531,296)      (7,529,638)      (179,513,401)
                                   ------------      -----------      -------------
Net unrealized appreciation
   (depreciation) ............     $ (2,379,179)     $(5,939,479)     $(119,621,883)
                                   ============      ===========      =============

                                                      FRANKLIN          FRANKLIN
                                     FRANKLIN         FLOATING      LIMITED MATURITY
                                      EQUITY         RATE DAILY      U.S. GOVERNMENT
                                   INCOME FUND       ACCESS FUND     SECURITIES FUND
                                 ---------------   --------------   ----------------
Cost of investments ..........    $ 836,806,346    $1,547,045,902     $250,242,228
                                  =============    ==============     ============
Unrealized appreciation ......    $  96,173,718    $    2,475,103     $  3,317,552
Unrealized depreciation ......     (153,524,486)      (85,401,952)      (1,573,402)
                                  -------------    --------------     ------------
Net unrealized appreciation
   (depreciation) ............    $ (57,350,768)   $  (82,926,849)    $  1,744,150
                                  =============    ==============     ============



                    Quarterly Statements of Investments | 65

Franklin Investors Securities Trust

3.   INCOME TAXES (CONTINUED)

                                     FRANKLIN
                                   LOW DURATION       FRANKLIN          FRANKLIN
                                   TOTAL RETURN      REAL RETURN      TOTAL RETURN
                                       FUND             FUND              FUND
                                 ---------------   --------------   ----------------
Cost of investments ..........     $34,784,801      $314,793,411     $1,816,234,800
                                   ===========      ============     ==============
Unrealized appreciation ......     $   305,306      $  4,198,283     $   14,369,170
Unrealized depreciation ......        (395,095)       (2,762,512)       (67,449,823)
                                   -----------      ------------     --------------
Net unrealized appreciation
   (depreciation) ............     $   (89,789)     $  1,435,771     $  (53,080,653)
                                   ===========      ============     ==============


4.   CREDIT DEFAULT SWAPS

At July 31, 2008, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following credit default swap contracts outstanding:

                                                                      PERIODIC
                                                        NOTIONAL       PAYMENT   EXPIRATION    UNREALIZED    UNREALIZED
                                                         AMOUNT         RATE        DATE          GAIN          LOSS
                                                    ---------------   --------   ----------   -----------   -----------
FRANKLIN LOW DURATION TOTAL RETURN FUND
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
Aetna Inc. (Merrill Lynch) ......................   $   100,000          0.62%     3/20/13    $        --   $      (416)
Avon Products Inc. (Lehman) .....................       100,000          0.20%     3/20/11            336            --
CIGNA Corp. (Merrill Lynch) .....................       100,000          0.70%     3/20/13             --          (540)
Comcast Corp. (Merrill Lynch) ...................       100,000          0.33%     3/20/11          1,114            --
Cox Communications Inc. (Goldman Sachs) .........       200,000          0.98%     6/20/13             --        (2,908)
Interpublic Group of Cos. Inc. (Citigroup) ......       200,000          4.89%    12/20/09             --        (6,480)
Interpublic Group of Cos. Inc. (Citigroup) ......       500,000          5.15%     9/20/11             --       (23,660)
Interpublic Group of Cos. Inc. (Merrill Lynch) ..       500,000          2.74%    12/20/10          3,013            --
Sprint Capital Corp. (Merrill Lynch) ............     1,000,000          3.15%     3/20/12         14,537            --
Textron Financial Corp. (Merrill Lynch) .........       250,000          0.27%    12/20/10          3,378            --
Viacom Inc. (Merrill Lynch) .....................       100,000          0.45%     6/20/11          2,508            --
CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION (SWAP COUNTERPARTY)
CDX.NA.IG.10 (Credit Suisse) ....................     2,000,000          1.55%     6/20/13          5,419            --
CMBX.NA.BBB.2 (JPMorgan Chase) ..................       100,000          0.60%     3/15/49             --       (50,079)
LCDX.NA.10 (JPMorgan Chase) .....................     1,000,000          3.25%     6/20/13          4,055            --
Time Warner Cable Inc. (Goldman Sachs) ..........       200,000          1.83%     6/20/13          3,966            --
United Health Group Inc. (Merrill Lynch).........       200,000          0.88%     3/20/13             --        (3,348)
                                                                                              -----------   -----------
   Unrealized gain (loss) on credit
      default swaps .............................                                                  38,326       (87,431)
                                                                                              -----------   -----------
      Net unrealized gain (loss) on credit
         default swaps ..........................                                                           $   (49,105)
                                                                                                            ===========


                     66 | Quarterly Statements of Investments

Franklin Investors Securities Trust

4. CREDIT DEFAULT SWAPS (CONTINUED)

                                                                      PERIODIC
                                                         NOTIONAL      PAYMENT   EXPIRATION    UNREALIZED    UNREALIZED
                                                        AMOUNT (a)      RATE        DATE          GAIN          LOSS
                                                    ---------------   --------   ----------   -----------   -----------
FRANKLIN TOTAL RETURN FUND
CONTRACTS TO BUY PROTECTION
REFERENCED DEBT OBLIGATION
   (SWAP COUNTERPARTY)
Aetna Inc. (JPMorgan Chase) .....................   $ 2,850,000          0.58%     3/20/13    $        --   $    (7,109)
Aetna Inc. (Merrill Lynch) ......................     5,000,000          0.62%     3/20/13             --       (20,787)
Avon Products Inc. (Lehman) .....................     7,900,000          0.20%     3/20/11         26,565            --
Capital One Financial Corp. (Goldman Sachs) .....     8,400,000          1.95%     3/20/18        518,310            --
Centex Corp. (Merrill Lynch) ....................    10,000,000          4.30%     3/20/11        168,322            --
CenturyTel Inc. (Credit Suisse) .................     6,600,000         0.375%     9/20/12        293,306            --
CIGNA Corp. (Merrill Lynch) .....................     5,000,000          0.70%     3/20/13             --       (26,991)
Clear Channel Communications Inc. (Lehman) ......     5,000,000          4.35%     3/20/11        640,552            --
Comcast Corp. (Merrill Lynch) ...................     7,000,000          0.33%     3/20/11         77,973            --
Cox Communications Inc. (Goldman Sachs) .........    10,000,000          0.98%     6/20/13             --      (145,399)
Crown European Holdings SA (Citigroup) ..........    10,000,000 EUR      2.00%     9/20/11             --       (86,917)
Interpublic Group of Cos. Inc. (Citigroup) ......     9,800,000          4.89%    12/20/09             --      (317,495)
Interpublic Group of Cos. Inc. (Citigroup) ......     9,500,000          5.15%     9/20/11             --      (449,547)
Interpublic Group of Cos. Inc. (Merrill Lynch) ..     8,500,000          2.74%    12/20/10         51,218            --
iStar Financial Inc. (Credit Suisse) ............     3,600,000          2.92%     3/20/18        795,805            --
NiSource Finance Corp. (Citigroup) ..............     8,110,000          1.50%    11/23/09             --       (18,992)
Pulte Homes Inc. (Merrill Lynch) ................     3,000,000          2.96%     9/20/11         41,910            --
Sprint Capital Corp. (Merrill Lynch) ............     4,256,000          3.15%     3/20/12         61,868            --
Textron Financial Corp. (Merrill Lynch) .........    16,750,000          0.27%    12/20/10        226,332            --
Viacom Inc. (Merrill Lynch) .....................    10,000,000          0.35%     6/20/11        277,436            --
Viacom Inc. (Merrill Lynch) .....................     6,000,000          0.45%     6/20/11        150,456            --
CONTRACTS TO SELL PROTECTION
REFERENCED DEBT OBLIGATION  (SWAP COUNTERPARTY)
Capital One Financial Corp. (Goldman Sachs) .....    14,030,000          2.60%     3/20/13             --      (663,865)
CMBX.NA.BBB.2 (Citigroup) .......................     5,000,000          0.60%     3/15/49             --    (1,322,233)
CMBX.NA.BBB.2 (JPMorgan Chase) ..................     3,500,000          0.60%     3/15/49             --    (1,473,761)
iStar Financial Inc. (Credit Suisse) ............     5,900,000          4.00%     3/20/13             --    (1,078,877)
Time Warner Cable Inc. (Goldman Sachs) ..........    10,000,000          1.83%     6/20/13        198,310            --
UnitedHealth Group Inc. (JPMorgan Chase) ........     2,850,000          0.85%     3/20/13             --       (51,207)
UnitedHealth Group Inc. (Merrill Lynch) .........    10,000,000          0.88%     3/20/13             --      (167,423)
                                                                                              -----------   -----------
   Unrealized gain (loss) on credit
      default swaps .............................                                              3, 528,363    (5,830,603)
                                                                                              -----------   -----------
      Net unrealized gain (loss) on credit
         default swaps ..........................                                                           $(2,302,240)
                                                                                                            ===========

(a)  In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATION

EUR - Euro


                    Quarterly Statements of Investments | 67

Franklin Investors Securities Trust

5. FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS

At July 31, 2008, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following financial futures contracts outstanding:

                                                 NUMBER OF   DELIVERY     CONTRACT      UNREALIZED
                                                 CONTRACTS     DATE      FACE VALUE    GAIN (LOSS)
                                                 ---------   --------   ------------   -----------
FRANKLIN LOW DURATION TOTAL RETURN FUND
CONTRACTS TO BUY
U.S. 2 Year Treasury Note ....................        7       9/30/08   $  1,400,000   $       420
FRANKLIN TOTAL RETURN FUND
CONTRACTS TO BUY
U.S. Treasury Long Bond ......................      220       9/19/08   $ 22,000,000   $   324,294
U.S. 2 Year Treasury Note ....................      515       9/30/08    103,000,000       336,838
U.S. 5 Year Treasury Note ....................      160       9/30/08     16,000,000       118,350

At July 31, 2008, the Franklin Low Duration Total Return Fund and the Franklin Total Return Fund had the following forward exchange contracts outstanding:

                                                      CONTRACT       SETTLEMENT   UNREALIZED    UNREALIZED
                                                     AMOUNT(a)          DATE         GAIN          LOSS
                                                 -----------------   ----------   ----------   -----------
FRANKLIN LOW DURATION TOTAL RETURN FUND
CONTRACTS TO BUY
    2,771,450   Japanese Yen .................          25,000         9/26/08    $      772   $        --
       92,387   Swiss Franc ..................          85,000        11/28/08         3,281            --
    3,953,250   Japanese Yen .................          37,884         1/22/09            --          (851)
    5,777,000   Japanese Yen .................          57,753         4/14/09            --        (3,361)
      458,108   Malaysian Ringgit ............          75,000 GBP     5/26/09            --        (4,830)
      517,900   Singapore Dollar .............         250,000 EUR     5/26/09            --          (531)
      260,000   U.S. Dollar ..................         170,469 EUR     6/18/09            --        (1,672)
    2,956,500   Japanese Yen .................          18,346 EUR     6/24/09            --          (196)
CONTRACTS TO SELL
   50,000,000   South Korean Won .............          60,950 CHF    12/18/08        9,087             --
      100,000   Euro .........................      15,588,600 JPY     2/27/09            --        (7,875)
      100,000   Euro .........................         149,115         2/27/09            --        (5,114)
      165,000   Euro .........................      25,532,100 JPY     4/17/09            --       (13,471)
      165,000   Euro .........................         255,767         4/17/09         1,863            --
                                                                                  ----------   -----------
   Unrealized gain (loss) on forward exchange contracts ......................        15,003       (37,901)
                                                                                  ==========   ===========
      Net unrealized gain (loss) on forward exchange contracts ...............                 $   (22,898)
                                                                                               ===========


                    68 | Quarterly Statements of Investments

Franklin Investors Securities Trust

5. FINANCIAL FUTURES AND FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                      CONTRACT       SETTLEMENT   UNREALIZED    UNREALIZED
                                                     AMOUNT(a)          DATE         GAIN          LOSS
                                                 -----------------   ----------   ----------   -----------
FRANKLIN TOTAL RETURN FUND
CONTRACTS TO BUY
   84,853,800   Japanese Yen .................         765,000         9/26/08    $   24,073   $        --
   6,298,586    Swiss Franc ..................       5,795,000        11/28/08       223,682            --
  218,558,250   Japanese Yen .................       2,094,433         1/22/09            --       (47,058)
  265,742,000   Japanese Yen .................       2,656,623         4/14/09            --      (154,630)
   21,531,053   Malaysian Ringgit ............       3,525,000 GBP     5/26/09            --      (227,018)
   27,448,700   Singapore Dollar .............      13,250,000 EUR     5/26/09            --       (28,117)
   14,020,000   U.S. Dollar ..................       9,192,237 EUR     6/18/09            --       (90,136)
  215,824,500   Japanese Yen .................       1,339,277 EUR     6/24/09            --       (14,321)
CONTRACTS TO SELL
3,300,000,000   South Korean Won .............       4,022,722 CHF    12/18/08       599,746            --
    8,400,000   Euro .........................   1,309,442,400 JPY     2/27/09            --      (661,520)
    8,400,000   Euro .........................      12,525,660         2/27/09            --      (429,560)
    9,727,500   Euro .........................      14,931,226         4/06/09            --       (45,118)
  243,647,600   Mexican Peso .................      22,069,529         4/07/09            --    (1,314,218)
    8,638,000   Euro .........................   1,336,644,120 JPY     4/17/09            --      (705,232)
    8,638,000   Euro .........................      13,389,764         4/17/09        97,537            --
5,201,175,000   South Korean Won .............       5,250,000         4/27/09       147,707            --
   50,419,174   Mexican Peso .................     196,307,052 INR     5/15/09            --      (342,490)
                                                                                  ----------   -----------
   Unrealized gain (loss) on forward exchange contracts .......................    1,092,745    (4,059,418)
                                                                                  ==========   ===========
      Net unrealized gain (loss) on forward exchange contracts ................                $(2,966,673)
                                                                                               ===========

(a)  In U.S. dollars unless otherwise indicated.

CURRENCY ABBREVIATIONS

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

INR - Indian Rupee

JPY - Japanese Yen


                    Quarterly Statements of Investments | 69

Franklin Investors Securities Trust

6. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Funds are currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                    70 | Quarterly Statements of Investments



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN INVESTORS SECURITIES TRUST

By /s/ GALEN G. VETTER
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  September 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ GALEN G. VETTER
      Galen G. Vetter
      Chief Executive Officer - Finance and Administration
Date  September 26, 2008


By /s/ LAURA F. FERGERSON
      Laura F. Fergerson
      Chief Financial Officer and Chief Accounting Officer
Date  September 26, 2008





                                  Exhibit A




I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Executive Officer - Finance and Administration





I, Laura F. Fergerson, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN INVESTORS SECURITIES TRUST;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

9/26/2008


/s/ LAURA F. FERGERSON

Laura F. Fergerson
Chief Financial Officer and Chief Accounting Officer